                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                            AMERICAN GROWTH SERIES
                     INDIVIDUAL VARIABLE ANNUITY CONTRACTS
                 ISSUED BY NEW ENGLAND LIFE INSURANCE COMPANY
                      STATEMENT OF ADDITIONAL INFORMATION
                                   (PART B)
                                  MAY 1, 2002

  This Statement of Additional Information is not a prospectus. This Statement of Additional Information relates to the Prospectus dated May 1, 2002 and should be read in conjunction therewith. A copy of the Prospectus may be obtained by writing to New England Securities Corporation ("New England Securities") 399 Boylston Street, Boston, Massachusetts 02116.





VA-249-02

                               TABLE OF CONTENTS

                                                                           PAGE
                                                                           -----
The Company...............................................................  II-3
Services Relating to the Variable Account.................................  II-3
Performance Comparisons...................................................  II-3
Calculation of Performance Data...........................................  II-4
Net Investment Factor..................................................... II-30
Annuity Payments.......................................................... II-30
Hypothetical Illustrations of Annuity Income Payouts...................... II-32
Historical Illustrations of Annuity Income Payouts........................ II-34
The Fixed Account......................................................... II-37
Experts................................................................... II-38
Legal Matters............................................................. II-38
Appendix A................................................................ II-39
Financial Statements......................................................   F-1

                                  THE COMPANY

  New England Life Insurance Company ("The Company") is an indirect, wholly-owned subsidiary of Metropolitan Life Insurance Company ("MetLife"). MetLife is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company.

                   SERVICES RELATING TO THE VARIABLE ACCOUNT

  The Company maintains the books and records of the Variable Account and provides issuance and other administrative services for the Contracts.

  Auditors. Deloitte & Touche LLP, located at 200 Berkeley Street, Boston, Massachusetts 02116, conducts an annual audit of the Variable Account's financial statements.

  Principal Underwriter. New England Securities Corporation ("New England Securities"), an indirect subsidiary of the Company, serves as principal underwriter for the Variable Account pursuant to a distribution agreement with the Company. The Contracts are offered continuously and may be sold by registered representatives of broker-dealers that have selling agreements with New England Securities as well as by the Company's life insurance agents and insurance brokers who are registered representatives of New England Securities. The Company pays commissions, none of which are retained by New England Securities, in connection with sales of the Contracts. For the years ended December 31, 1999, 2000 and 2001, the Company paid commissions in the amount of $16,053,475, $15,592,947, and $16,986,480, respectively.

                            PERFORMANCE COMPARISONS

  Articles and releases, developed by the Company, the Eligible Funds (as defined in the Prospectus) and other parties, about the Variable Account or the Eligible Funds regarding performance, rankings, statistics and analyses of the Variable Account's, the individual Eligible Funds' and fund groups' asset levels and sales volumes, statistics and analyses of industry sales volumes and asset levels, and other characteristics may appear in publications. References to or reprints of such articles may be used in promotional literature. Such literature may refer to personnel of the advisers and/or subadvisers who have portfolio management responsibility, and their investment style. The references may allude to or include excerpts from articles appearing in the media. See Appendix A of this Statement of Additional Information.

  The advertising and sales literature for the Contracts and the Variable Account may refer to historical, current and prospective economic trends and may include historical and current performance and total returns of investment alternatives.

  In addition, sales literature may be published concerning topics of general investor interest for the benefit of registered representatives and prospective Contract Owners. These materials may include, but are not limited to, discussions of college planning, retirement planning, reasons for investing and historical examples of the investment performance of various classes of securities, securities markets and indices.

                        CALCULATION OF PERFORMANCE DATA

                          AVERAGE ANNUAL TOTAL RETURN

  The tables below illustrate hypothetical Average Annual Total Returns for each Sub-Account for the periods shown, based on the actual investment experience of the Sub-Accounts, the New England Zenith Fund (the "Zenith Fund"), the Metropolitan Series Fund, Inc. (the "Metropolitan Fund"), the Met Investors Series Trust (the "Met Investors Series") and the American Funds Insurance Series (the "American Funds") during those periods. The tables do not represent what may happen in the future.

  The Variable Account was not established until July 1994. The Contracts were not available before August 1998. The following Series of the Zenith Fund commenced operations as follows: State Street Research Money Market Series and State Street Research Bond Income Series, August 26, 1983; Salomon Brothers Strategic Bond Opportunities Series, Salomon Brothers U.S. Government Series, Balanced Series, Alger Equity Growth Series and Davis Venture Value Series, October 31, 1994; Harris Oakmark Focused Value Series (formerly the Harris Oakmark Midcap Value Series), April 30, 1993; Loomis Sayles Small Cap Series, May 2, 1994; MFS Investors Trust Series and MFS Research Managers Series, April 30, 1999; and FI Structured Equity Series (formerly the Westpeak Growth and Income Series), April 30, 1993. The following Portfolios of Metropolitan Fund commenced operations as follows: Lehman Brothers Aggregate Bond Index and Harris Oakmark Large Cap Value Portfolios, November 9, 1998; Janus Mid Cap Portfolio, March 3, 1997; MetLife Stock Index Portfolio, May 1, 1990; Neuberger Berman Partners Mid Cap Value Portfolio, November 9, 1998; Putnam Large Cap Growth Portfolio, May 1, 2000; Morgan Stanley EAFE Index Portfolio, November 9, 1998; Putnam International Stock Portfolio, October 31, 1994 (on December 1, 2000, Putnam International Stock Portfolio was substituted for Morgan Stanley International Magnum Equity Series, which is no longer available for investment under the Contract; Morgan Stanley International Magnum Equity Series commenced operations on October 31, 1994; performance figures for dates on or before December 1, 2000 reflect performance of Morgan Stanley International Magnum Equity Series); Russell 2000 Index Portfolio, November 9, 1998; State Street Research Investment Trust Portfolio, June 24, 1983 (performance figures for the period from June 24, 1983 through September 6, 1994 are based on month-end Net Asset Values, as daily Net Asset Value information is not available); MetLife Mid Cap Stock Index and State Street Research Aurora Portfolios, July 5, 2000; and Janus Growth and Franklin Templeton Small Cap Growth Portfolios, May 1, 2001. The following Portfolios of the Met Investors Series commenced operations as follows: Lord Abbett Bond Debenture Portfolio, May 1, 1996; and PIMCO Total Return, PIMCO Innovation, MFS Mid Cap Growth and MFS Research International Portfolios, February 12, 2001. The following Funds of the American Funds commenced operations as follows: American Funds Growth Fund and American Funds Growth-Income Fund, February 8, 1984; and American Funds Global Small Capitalization Fund, April 30, 1998.

  We base calculations of Average Annual Total Return on the assumption that a single investment of $1,000 was made at the beginning of each period shown. The figures do not reflect the effect of any premium tax charge, which applies in certain states, and which would reduce the results shown.

  The Average Annual Total Return is related to Surrender Value and is calculated as follows. The amount of the assumed $1,000 purchase payment for a Contract issued at the beginning of the period is divided by the Accumulation Unit Value of each Sub-Account at the beginning of the period shown to arrive at the number of Accumulation Units purchased. The number of Accumulation Units is reduced on each Contract anniversary to reflect deduction of the annual $30 Administration Contract Charge from the Contract Value. For purposes of this calculation, the maximum Administration Contract Charge of $30 is deducted, although the actual charge will be the lesser of 2% of Contract Value and $30 (and may be waived for certain large Contracts). Each such $30 deduction reduces the number of Units held under the Contract by an amount equal to $30 divided by the Accumulation Unit Value on the date of the deduction. The total number of units held under the Contract at the beginning of the last Contract Year covered by the period shown is multiplied by the Accumulation Unit Value on December 31, 2001 to arrive at the Contract Value on that date. This Contract Value is then reduced by the applicable Contingent Deferred Sales Charge and the portion of the $30 Administration Contract Charge which would be deducted upon surrender on December 31, 2001 to arrive at the Surrender Value. The Average Annual

Total Return is the annual compounded rate of return which would produce the Surrender Value on December 31, 2001. In other words, the Average Annual Total Return is the rate which, when added to 1, raised to a power reflecting the number of years in the period shown, and multiplied by the initial $1,000 investment, yields the Surrender Value at the end of the period. The Average Annual Total Returns assume that no premium tax charge has been deducted.

  Sub-Account Average Annual Total Return, which is calculated in accordance with the SEC standardized formula, uses the inception date of the Sub-Account through which the Eligible Fund shown is available. Fund total return adjusted for Contract charges, which is non-standard performance, uses the inception date of the Eligible Fund shown, and therefore may reflect periods prior to the availability of the corresponding Sub-Account under the Contract. THIS INFORMATION DOES NOT INDICATE OR REPRESENT FUTURE PERFORMANCE.

                    SUB-ACCOUNT AVERAGE ANNUAL TOTAL RETURN

  For purchase payment allocated to the State Street Research Money Market Sub-Account*

                           PERIOD ENDING DECEMBER 31, 2001
                           -------------------------------
      1 Year............................................................. -6.76%
      5 Years............................................................  0.19%
      Since Inception of the Sub-Account.................................  0.65%

  For purchase payment allocated to the State Street Research Bond Income Sub-Account*

                           PERIOD ENDING DECEMBER 31, 2001
                           -------------------------------
      1 Year.............................................................. 0.40%
      5 Years............................................................. 5.15%
      Since Inception of the Sub-Account.................................. 3.78%

  For purchase payment allocated to the Salomon Brothers Strategic Bond Opportunities Sub-Account

                           PERIOD ENDING DECEMBER 31, 2001
                           -------------------------------
      1 Year............................................................. -4.14%
      5 Years............................................................  0.73%
      Since Inception of the Sub-Account.................................  4.18%

  For purchase payment allocated to the Salomon Brothers U.S. Government Sub-Account

                           PERIOD ENDING DECEMBER 31, 2001
                           -------------------------------
      1 Year............................................................. -4.22%
      5 Years............................................................  1.72%
      Since Inception of the Sub-Account.................................  2.48%

  For purchase payment allocated to the Balanced Sub-Account

                          PERIOD ENDING DECEMBER 31, 2001
                          -------------------------------
      1 Year.......................................................... -14.47%
      5 Years.........................................................  -2.34%
      Since Inception of the Sub-Account..............................   2.46%

--------
* State Street Research & Management Company became the sub-adviser on July 1, 2001. Prior to that time Back Bay Advisors, L.P. served as sub-adviser.

  For purchase payment allocated to the Alger Equity Growth Sub-Account

                          PERIOD ENDING DECEMBER 31, 2001
                          -------------------------------
      1 Year.......................................................... -21.42%
      5 Years.........................................................   9.62%
      Since Inception of the Sub-Account..............................  13.01%

  For purchase payment allocated to the Davis Venture Value Sub-Account

                          PERIOD ENDING DECEMBER 31, 2001
                          -------------------------------
      1 Year.......................................................... -20.61%
      5 Years.........................................................   7.62%
      Since Inception of the Sub-Account..............................  12.74%

  For purchase payment allocated to the Harris Oakmark Focused Value Sub-
Account

                           PERIOD ENDING DECEMBER 31, 2001
                           -------------------------------
      1 Year............................................................. 15.99%
      5 Years............................................................  6.48%
      Since Inception of the Sub-Account................................. 10.25%

  For purchase payment allocated to the Loomis Sayles Small Cap Sub-Account

                          PERIOD ENDING DECEMBER 31, 2001
                          -------------------------------
      1 Year.......................................................... -18.49%
      5 Years.........................................................   4.73%
      Since Inception of the Sub-Account..............................  10.82%

  For purchase payment allocated to the MFS Investors Trust Sub-Account

                          PERIOD ENDING DECEMBER 31, 2001
                          -------------------------------
      1 Year.......................................................... -25.00%
      Since Inception of the Sub-Account.............................. -12.77%

  For purchase payment allocated to the MFS Research Managers Sub-Account

                          PERIOD ENDING DECEMBER 31, 2001
                          -------------------------------
      1 Year.......................................................... -29.61%
      Since Inception of the Sub-Account.............................. -11.64%

  For purchase payment allocated to the FI Structured Equity Series Sub-
Account*

                          PERIOD ENDING DECEMBER 31, 2001
                          -------------------------------
      1 Year.......................................................... -23.16%
      5 Years.........................................................   3.99%
      Since Inception of the Sub-Account..............................   8.99%

  For purchase payment allocated to the Putnam Large Cap Growth Sub-Account

                          PERIOD ENDING DECEMBER 31, 2001
                          -------------------------------
      1 Year.......................................................... -38.66%
      Since Inception of the Sub-Account.............................. -40.09%

--------
* Fidelity Management & Research Company became the sub-adviser on May 1, 2002. Prior to that time, Westpeak Investment Advisors, L.P. served as sub-adviser.

  For purchase payment allocated to the Putnam International Stock Sub-
Account*
  (previously the Morgan Stanley International Magnum Equity Sub-Account)

                        PERIOD ENDING DECEMBER 31, 2001
                        -------------------------------
      1 Year...................................................... -29.27%
      5 Years.....................................................  -6.08%
      Since Inception of the Sub-Account..........................  -3.70%

  For purchase payment allocated to the Lehman Brothers Aggregate Bond Index
Sub-Account

                        PERIOD ENDING DECEMBER 31, 2001
                        -------------------------------                    ---
      Since Inception of the Sub-Account..........................  -4.50%

  For purchase payment allocated to the Janus Mid Cap Sub-Account

                        PERIOD ENDING DECEMBER 31, 2001
                        -------------------------------                    ---
      Since Inception of the Sub-Account.......................... -46.87%

  For purchase payment allocated to the MetLife Stock Index Sub-Account

                        PERIOD ENDING DECEMBER 31, 2001
                        -------------------------------                    ---
      Since Inception of the Sub-Account.......................... -23.19%

  For purchase payment allocated to the Neuberger Berman Partners Mid Cap
Value Sub-Account

                        PERIOD ENDING DECEMBER 31, 2001
                        -------------------------------                    ---
      Since Inception of the Sub-Account.......................... -10.60%

  For purchase payment allocated to the Morgan Stanley EAFE Index Sub-Account

                        PERIOD ENDING DECEMBER 31, 2001
                        -------------------------------                    ---
      Since Inception of the Sub-Account.......................... -30.34%

  For purchase payment allocated to the Russell 2000 Index Sub-Account

                        PERIOD ENDING DECEMBER 31, 2001
                        -------------------------------                    ---
      Since Inception of the Sub-Account.......................... -10.43%

  For purchase payment allocated to the State Street Research Investment Trust
Sub-Account

                        PERIOD ENDING DECEMBER 31, 2001
                        -------------------------------                    ---
      Since Inception of the Sub-Account.......................... -19.69%

  For purchase payment allocated to the Lord Abbett Bond Debenture Sub-Account

                        PERIOD ENDING DECEMBER 31, 2001
                        -------------------------------                    ---
      Since Inception of the Sub-Account.......................... -10.86%

--------
* On December 1, 2000, the Putnam International Stock Portfolio was substituted for the Morgan Stanley International Magnum Equity Series, which is no longer available for investment under the Contract. Putnam Investment Management, Inc. became the sub-investment manager of the Putnam International Stock Portfolio on January 24, 2000. Prior to that time, Santander Global Advisors, Inc. served as sub-investment manager. Values for periods prior to December 1, 2000 represent the performance of the Morgan Stanley International Magnum Equity Series.

  For purchase payment allocated to the American Funds Growth Sub-Account

                        PERIOD ENDING DECEMBER 31, 2001
                        -------------------------------                    ---
      Since Inception of the Sub-Account.......................... -22.29%

  For purchase payment allocated to the American Funds Growth-Income Sub-
Account

                        PERIOD ENDING DECEMBER 31, 2001
                        -------------------------------                    ---
      Since Inception of the Sub-Account.......................... -11.54%

  For purchase payment allocated to the American Funds Global Small Capitalization Sub-Account

                        PERIOD ENDING DECEMBER 31, 2001
                        -------------------------------                    ---
      Since Inception of the Sub-Account.......................... -16.69%

  For purchase payment allocated to the Janus Growth Sub-Account

                        PERIOD ENDING DECEMBER 31, 2001
                        -------------------------------                    ---
      Since Inception of the Sub-Account.......................... -29.29%

  For purchase payment allocated to the Franklin Templeton Small Cap Growth Sub-Account

                        PERIOD ENDING DECEMBER 31, 2001
                        -------------------------------                    ---
      Since Inception of the Sub-Account.......................... -19.45%

  For purchase payment allocated to the MetLife Mid Cap Stock Index Sub-Account

                         PERIOD ENDING DECEMBER 31, 2001
                         -------------------------------                     ---
      Since Inception of the Sub-Account............................. -9.67%

  For purchase payment allocated to the State Street Research Aurora Sub-
Account

                         PERIOD ENDING DECEMBER 31, 2001
                         -------------------------------                     ---
      Since Inception of the Sub-Account.............................. 3.51%

  For purchase payment allocated to the PIMCO Total Return Sub-Account

                         PERIOD ENDING DECEMBER 31, 2001
                         -------------------------------                     ---
      Since Inception of the Sub-Account............................. -1.52%

  For purchase payment allocated to the PIMCO Innovation Sub-Account

                        PERIOD ENDING DECEMBER 31, 2001
                        -------------------------------                    ---
      Since Inception of the Sub-Account.......................... -32.45%

  For purchase payment allocated to the MFS Research International Sub-Account

                        PERIOD ENDING DECEMBER 31, 2001
                        -------------------------------                    ---
      Since Inception of the Sub-Account.......................... -20.16%

  For purchase payment allocated to the MFS Mid Cap Growth Sub-Account

                        PERIOD ENDING DECEMBER 31, 2001
                        -------------------------------                    ---
      Since Inception of the Sub-Account.......................... -23.16%

                FUND TOTAL RETURN ADJUSTED FOR CONTRACT CHARGES
                                (NON-STANDARD)

  For purchase payment allocated to the State Street Research Money Market
Series*

                          PERIOD ENDING DECEMBER 31, 2001
                          -------------------------------
      1 Year..........................................................  -6.76%
      5 Years.........................................................   0.19%
      10 years........................................................   0.26%
      Since Inception of the Fund.....................................   2.39%

  For purchase payment allocated to the State Street Research Bond Income
Series*

                          PERIOD ENDING DECEMBER 31, 2001
                          -------------------------------
      1 Year..........................................................   0.40%
      5 Years.........................................................   5.15%
      10 years........................................................   6.19%
      Since Inception of the Fund.....................................   6.24%

  For purchase payment allocated to the Salomon Brothers Strategic Bond
Opportunities Series

                          PERIOD ENDING DECEMBER 31, 2001
                          -------------------------------
      1 Year..........................................................  -4.14%
      5 Years.........................................................   0.73%
      Since Inception of the Fund.....................................   4.31%

  For purchase payment allocated to the Salomon Brothers U.S. Government
Series

                          PERIOD ENDING DECEMBER 31, 2001
                          -------------------------------
      1 Year..........................................................  -4.22%
      5 years.........................................................   1.72%
      Since Inception of the Fund.....................................   3.04%

  For purchase payment allocated to the Balanced Series

                          PERIOD ENDING DECEMBER 31, 2001
                          -------------------------------
      1 Year.......................................................... -14.47%
      5 Years.........................................................  -2.34%
      Since Inception of the Fund.....................................   3.39%

  For purchase payment allocated to the Alger Equity Growth Series

                          PERIOD ENDING DECEMBER 31, 2001
                          -------------------------------
      1 Year.......................................................... -21.42%
      5 Years.........................................................   9.62%
      Since Inception of the Fund.....................................  13.50%

  For purchase payment allocated to the Davis Venture Value Series

                          PERIOD ENDING DECEMBER 31, 2001
                          -------------------------------
      1 Year.......................................................... -20.61%
      5 Years.........................................................   7.62%
      Since Inception of the Fund.....................................  12.90%

--------
 * State Street Research & Management Company became the sub-adviser on July 1, 2001. Prior to that time, Back Bay Advisors, L.P. served as sub-adviser.

  For purchase payment allocated to the Harris Oakmark Focused Value Series*

                          PERIOD ENDING DECEMBER 31, 2001
                          -------------------------------
      1 Year..........................................................  15.99%
      5 Years.........................................................   6.48%
      Since Inception of the Fund.....................................   9.77%

  For purchase payment allocated to the Loomis Sayles Small Cap Series

                          PERIOD ENDING DECEMBER 31, 2001
                          -------------------------------
      1 Year.......................................................... -18.49%
      5 Years.........................................................   4.73%
      Since Inception of the Fund.....................................   9.21%

  For purchase payment allocated to the MFS Investors Trust Series

                          PERIOD ENDING DECEMBER 31, 2001
                          -------------------------------
      1 Year.......................................................... -25.00%
      Since Inception of the Fund..................................... -11.38%

  For purchase payment allocated to the MFS Research Managers Series

                          PERIOD ENDING DECEMBER 31, 2001
                          -------------------------------
      1 Year.......................................................... -29.61%
      Since Inception of the Fund.....................................  -9.14%

  For purchase payment allocated to the FI Structured Equity Series*

                          PERIOD ENDING DECEMBER 31, 2001
                          -------------------------------
      1 Year.......................................................... -23.16%
      5 Years.........................................................   3.99%
      Since Inception of the Fund.....................................   8.65%

  For purchase payment allocated to the Lehman Brothers Aggregate Bond Index
Portfolio

                          PERIOD ENDING DECEMBER 31, 2001
                          -------------------------------
      1 Year..........................................................  -4.49%
      Since Inception of the Fund.....................................  -4.78%

  For purchase payment allocated to the Janus Mid Cap Portfolio

                          PERIOD ENDING DECEMBER 31, 2001
                          -------------------------------
      1 Year.......................................................... -45.49%
      Since Inception of the Fund.....................................   7.09%

  For purchase payment allocated to the MetLife Stock Index Portfolio

                          PERIOD ENDING DECEMBER 31, 2001
                          -------------------------------
      1 Year.......................................................... -22.94%
      5 Years.........................................................   5.46%
      10 Years........................................................   8.53%
      Since Inception of the Fund.....................................   9.56%

--------
* Fidelity Management & Research Company became the sub-adviser on May 1, 2002. Prior to that time, Westpeak Investment Advisors, L.P. served as sub-adviser.

  For purchase payment allocated to the Neuberger Berman Partners Mid Cap Value Portfolio

                          PERIOD ENDING DECEMBER 31, 2001
                          -------------------------------
      1 Year.......................................................... -12.93%
      Since Inception of the Fund.....................................   9.84%

  For purchase payment allocated to the Putnam Large Cap Growth Portfolio

                          PERIOD ENDING DECEMBER 31, 2001
                          -------------------------------
      1 Year.......................................................... -38.66%
      Since Inception of the Fund..................................... -40.09%

  For purchase payment allocated to the Morgan Stanley EAFE Index Portfolio

                          PERIOD ENDING DECEMBER 31, 2001
                          -------------------------------
      1 Year.......................................................... -31.25%
      Since Inception of the Fund..................................... -31.94%

  For purchase payment allocated to the Putnam International Stock Portfolio*

                          PERIOD ENDING DECEMBER 31, 2001
                          -------------------------------
      1 Year.......................................................... -29.27%
      5 Years.........................................................  -6.08%
      Since Inception of the Fund.....................................  -3.12%

  For purchase payment allocated to the Russell 2000 Index Portfolio

                          PERIOD ENDING DECEMBER 31, 2001
                          -------------------------------
      1 Year.......................................................... -10.51%
      Since Inception of the Fund.....................................   1.46%

  For purchase payment allocated to the State Street Research Investment Trust
Portfolio

                          PERIOD ENDING DECEMBER 31, 2001
                          -------------------------------
      1 Year.......................................................... -25.56%
      5 Years.........................................................   4.39%
      10 Years........................................................   8.10%
      Since Inception of the Fund.....................................   9.07%

  For purchase payment allocated to the Lord Abbett Bond Debenture Portfolio+

                          PERIOD ENDING DECEMBER 31, 2001
                          -------------------------------
      1 Year..........................................................  -6.97%
      Since Inception of the Fund..................................... -11.52%

--------
* On December 1, 2000, the Putnam International Stock Portfolio was substituted for the Morgan Stanley International Magnum Equity Series, which is no longer available for investment under the Contract. Putnam Investment Management, Inc. became the sub-investment manager of the Putnam International Stock Portfolio on January 24, 2000. Prior to that time, Santander Global Advisors, Inc., served as sub-investment manager. Values for periods prior to December 1, 2000 represent the performance of the Morgan Stanley International Magnum Equity Series.
+ The performance shown for the Lord Abbett Bond Debenture Portfolio's Class B shares is the performance of the Portfolio's predecessor fund (Bond Debenture Portfolio, a series of Cova Series Trust), whose assets were transferred to the Portfolio on February 12, 2001. The performance shown for the predecessor fund has been adjusted to reflect Class B's .25% 12b-1 fee.

  For purchase payment allocated to the American Funds Growth Fund

                          PERIOD ENDING DECEMBER 31, 2001
                          -------------------------------
      1 Year.......................................................... -27.38%
      5 Years.........................................................  14.30%
      10 Years........................................................  12.55%
      Since Inception of the Fund.....................................  12.98%

  For purchase payment allocated to the American Funds Growth-Income Fund

                          PERIOD ENDING DECEMBER 31, 2001
                          -------------------------------
      1 Year..........................................................  -8.30%
      5 Years.........................................................   8.03%
      10 Years........................................................   9.44%
      Since Inception of the Fund.....................................  12.98%

  For purchase payment allocated to the American Funds Global Small
Capitalization Fund

                          PERIOD ENDING DECEMBER 31, 2001
                          -------------------------------
      1 Year.......................................................... -22.50%
      Since Inception of the Fund.....................................   4.92%

  For purchase payment allocated to the Janus Growth Portfolio

                          PERIOD ENDING DECEMBER 31, 2001
                          -------------------------------
      Since Inception of the Fund..................................... -29.29%

  For purchase payment allocated to the Franklin Templeton Small Cap Growth
Portfolio

                          PERIOD ENDING DECEMBER 31, 2001
                          -------------------------------
      Since Inception of the Fund..................................... -19.45%

  For purchase payment allocated to the MetLife Mid Cap Stock Index Portfolio

                          PERIOD ENDING DECEMBER 31, 2001
                          -------------------------------
      1 Year.......................................................... -11.77%
      Since Inception of the Fund.....................................  -4.61%

  For purchase payment allocated to the State Street Research Aurora Portfolio

                          PERIOD ENDING DECEMBER 31, 2001
                          -------------------------------
      1 Year..........................................................   4.36%
      Since Inception of the Fund.....................................  18.15%

  For purchase payment allocated to the PIMCO Total Return Portfolio

                          PERIOD ENDING DECEMBER 31, 2001
                          -------------------------------
      Since Inception of the Fund.....................................  -2.12%

  For purchase payment allocated to the PIMCO Innovation Portfolio

                          PERIOD ENDING DECEMBER 31, 2001
                          -------------------------------
      Since Inception of the Fund..................................... -45.48%

  For purchase payment allocated to the MFS Research International Portfolio

                          PERIOD ENDING DECEMBER 31, 2001
                          -------------------------------
      Since Inception of the Fund..................................... -23.14%

  For purchase payment allocated to the MFS Mid Cap Growth Portfolio

                          PERIOD ENDING DECEMBER 31, 2001
                          -------------------------------
      Since Inception of the Fund..................................... -25.39%

  For purchase payment allocated to the Harris Oakmark Large Cap Value
Portfolio

                          PERIOD ENDING DECEMBER 31, 2001
                          -------------------------------
      1 Year..........................................................   6.68%
      Since Inception of the Fund.....................................   0.78%

  The following chart illustrates what would have been the growth and value of a $10,000 purchase payment if it had been invested in each of the Eligible Funds on the first day of the first month after those Eligible Funds became available: (i) for the following Series of the Zenith Fund: September 1, 1983 for State Street Research Money Market Series and State Street Research Bond Income Series; November 1, 1994 for Salomon Brothers Strategic Bond Opportunities Series, Salomon Brothers U.S. Government Series, Balanced Series, Alger Equity Growth Series and Davis Venture Value Series; May 1, 1993 for Harris Oakmark Focused Value Series; May 2, 1994 for Loomis Sayles Small Cap Series; May 1, 1999 for MFS Investors Trust Series and MFS Research Managers; and May 1, 1993 for FI Structured Equity Series; (ii) for the following Portfolios of the Metropolitan Fund: December 1, 1998 for Lehman Brothers Aggregate Bond Index and Harris Oakmark Large Cap Value Portfolios; March 3, 1997 for Janus Mid Cap Portfolio; May 1, 1990 for MetLife Stock Index Portfolio; December 1, 1998 for Neuberger Berman Partners Mid Cap Value Portfolio; May 1, 2000 for Putnam Large Cap Growth Portfolio; December 1, 1998 for Morgan Stanley EAFE Index Portfolio; November 1, 1994 for Putnam International Stock Portfolio (performance figures for dates on or before December 1, 2000 reflect performance of Morgan Stanley International Magnum Equity Series); December 1, 1998 for Russell 2000 Index Portfolio; and July 1, 1983 for State Street Research Investment Trust Portfolio (performance figures for the period from June 24, 1983 through September 6, 1994 are based on month-end Net Asset Values, as daily Net Asset Value information is not available; August 1, 2000 for the MetLife Mid Cap Stock Index and State Street Research Aurora Portfolios; and May 1, 2001 for the Janus Growth and Franklin Templeton Small Cap Growth Portfolios; (iii) for the following Portfolios of Met Investors Series: May 1, 1996 for Lord Abbett Bond Debenture Portfolio; and March 1, 2001 for the PIMCO Total Return, PIMCO Innovation, MFS Mid Cap Growth and MFS Research International Portfolios; and (iv) for the following Funds of the American Funds: March 1, 1984 for American Funds Growth Fund and American Funds Growth-Income Fund; and May 1, 1998 for American Funds Global Small Capitalization Fund. The figures shown do not reflect the deduction of any premium tax charge on surrender. During the period when the Contingent Deferred Sales Charge applies, the percentage return on Surrender Value from year to year (after the 1st year) will be greater than the percentage return on Contract Value for the same years. This is because the percentage return on Surrender Value reflects not only investment experience but also the annual reduction in the applicable Contingent Deferred Sales Charge. In the first two charts, the Contract Value and Surrender Value on each date shown are calculated in the manner described in the preceding illustrations of average annual total return, assuming that no premium tax charge is deducted on surrender.


  In the third and fourth charts, the difference between the Contract Value or Surrender Value at the beginning and at the end of each year is divided by the beginning Contract Value or Surrender Value to arrive at the annual percentage change. The cumulative return information set forth in these charts is determined by taking the difference between the $10,000 investment and the ending Contract Value or Surrender Value and dividing it by $10,000. The Annual Effective Rate of Return in this illustration is calculated in the same manner as the Average Annual Total Return described in the preceding illustration, assuming that no premium tax charge is deducted on surrender.

  We may also provide similar illustrations based on other purchase payment methods, such as periodic investment plans, in our sales literature.

                    $10,000 SINGLE PURCHASE PAYMENT CONTRACT
                               INVESTMENT RESULTS

                                                                       CONTRACT VALUE(1)
                  ----------------------------------------------------------------------------------------------------------------
                    STATE      STATE       SALOMON
                    STREET     STREET     BROTHERS     SALOMON                                      HARRIS     LOOMIS
                   RESEARCH   RESEARCH    STRATEGIC    BROTHERS               ALGER      DAVIS     OAKMARK     SAYLES      MFS
                    MONEY       BOND        BOND         U.S.                 EQUITY    VENTURE    FOCUSED     SMALL    INVESTORS
                  MARKET(2)  INCOME(2)  OPPORTUNITIES GOVERNMENT  BALANCED    GROWTH     VALUE      VALUE       CAP       TRUST
                  ---------- ---------- ------------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
As of December 31:
 1983............ $10,256.90 $10,337.67
 1984............  11,167.87  11,445.98
 1985............  11,891.93  13,372.34
 1986............  12,494.00  15,111.94
 1987............  13,093.94  15,209.14
 1988............  13,851.97  16,221.84
 1989............  14,893.43  17,933.29
 1990............  15,858.00  19,081.33
 1991............  16,578.78  22,162.98
 1992............  16,938.41  23,611.58
 1993............  17,169.20  26,189.62                                                           $11,366.57
 1994............  17,573.10  24,928.24  $ 9,838.07   $10,037.26 $ 9,967.47 $ 9,694.22 $ 9,628.18  11,147.74 $ 9,587.79
 1995............  18,286.71  29,762.30   11,551.12    11,354.32  12,234.95  14,185.73  13,193.69  14,294.36  12,146.27
 1996............  18,925.00  30,666.44   12,993.93    11,536.13  14,072.65  15,798.75  16,338.34  16,543.95  15,616.68
 1997............  19,627.81  33,501.82   14,201.85    12,308.95  16,091.52  19,541.57  21,477.28  19,105.05  19,189.74
 1998............  20,343.50  35,992.44   14,259.18    13,031.10  17,281.74  28,441.73  24,198.88  17,786.31  18,575.54
 1999............  21,026.50  35,296.23   14,233.57    12,842.26  16,149.16  37,584.64  28,010.74  17,572.66  24,092.64 $10,188.94
 2000............  21,994.74  37,611.56   15,018.36    13,957.30  15,590.91  31,964.93  30,212.89  20,836.42  24,997.18  10,003.37
 2001............  22,514.93  40,321.82   15,788.88    14,659.31  14,658.15  27,696.42  26,437.74  26,219.12  22,424.64   8,265.41
                     MFS
                   RESEARCH
                   MANAGERS
                  ----------
As of December 31:
 1983............
 1984............
 1985............
 1986............
 1987............
 1988............
 1989............
 1990............
 1991............
 1992............
 1993............
 1994............
 1995............
 1996............
 1997............
 1998............
 1999............ $11,868.01
 2000............  11,250.99
 2001............   8,743.65

                                                                      CONTRACT VALUE(1)
                 ---------------------------------------------------------------------------------------------------------------
                                                                                                             STATE    NEUBERGER
                                           PUTNAM                LEHMAN                                      STREET     BERMAN
                     FI        PUTNAM       LARGE               BROTHERS   METLIFE     MORGAN               RESEARCH   PARTNERS
                 STRUCTURED INTERNATIONAL    CAP    JANUS MID  AGGREGATE    STOCK     STANLEY    RUSSELL   INVESTMENT  MID CAP
                 EQUITY(3)    STOCK(4)     GROWTH      CAP     BOND INDEX   INDEX    EAFE INDEX 2000 INDEX   TRUST      VALUE
                 ---------- ------------- --------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
As of December 31:
1983............                                                                                           $ 9,648.91
1984............                                                                                             9,510.99
1985............                                                                                            12,577.86
1986............                                                                                            13,613.63
1987............                                                                                            14,327.10
1988............                                                                                            15,554.85
1989............                                                                                            20,190.22
1990............                                                          $10,078.61                        18,763.55
1991............                                                           12,834.52                        24,521.24
1992............                                                           13,527.54                        26,874.01
1993............ $11,317.31                                                14,549.90                        30,210.28
1994............  10,995.38  $10,237.00                                    14,448.21                        28,724.86
1995............  14,760.65   10,692.43                                    19,419.32                        37,580.35
1996............  17,154.34   11,215.69                                    23,393.09                        45,121.08
1997............  22,540.94   10,886.69             $12,649.52             30,367.02                        56,952.19
1998............  27,630.60   11,484.84              17,030.64 $10,002.91  38,268.68 $10,542.66 $10,574.80  71,775.06 $10,528.70
1999............  29,764.38   14,079.55              37,283.40   9,675.59  45,444.57  12,914.72  12,726.32  83,605.43  12,150.90
2000............  27,811.53   12,438.46   $7,232.42  25,200.52  10,575.87  40,496.25  10,839.69  12,019.96  77,126.66  15,292.58
2001............  23,577.26    9,707.73    4,908.65  15,393.80  11,068.08  34,490.84   8,248.71  11,808.36  63,560.61  14,638.36
                     LORD
                    ABBETT
                     BOND
                 DEBENTURE(5)
                 ------------
As of December 31:
1983............
1984............
1985............
1986............
1987............
1988............
1989............
1990............
1991............
1992............
1993............
1994............
1995............
1996............  $11,174.68
1997............   12,678.18
1998............   13,220.11
1999............   13,419.95
2000............   13,277.44
2001............   13,550.96

                                                                            CONTRACT VALUE(1)
                 ---------------------------------------------------------------------------------------------------------------
                                           AMERICAN
                              AMERICAN      FUNDS        HARRIS              METLIFE   FRANKLIN    STATE
                  AMERICAN     FUNDS        GLOBAL      OAKMARK              MID CAP   TEMPLETON   STREET     PIMCO       MFS
                    FUNDS     GROWTH-       SMALL      LARGE CAP    JANUS     STOCK    SMALL CAP  RESEARCH    TOTAL     MID CAP
                   GROWTH      INCOME   CAPITALIZATION   VALUE     GROWTH     INDEX     GROWTH     AURORA     RETURN    GROWTH
                 ----------- ---------- -------------- ---------- --------- ---------- --------- ---------- ---------- ---------
As of December 31:
1983............
1984............ $  9,999.14 $10,694.59
1985............   11,747.15  14,365.85
1986............   14,992.06  17,181.78
1987............   15,868.45  16,925.70
1988............   17,805.68  18,952.26
1989............   22,872.34  23,271.17
1990............   21,416.58  22,200.70
1991............   27,963.97  26,978.08
1992............   30,356.37  28,524.92
1993............   34,602.12  31,383.68
1994............   34,086.64  31,392.93
1995............   44,525.74  40,920.04
1996............   49,481.28  47,622.25
1997............   63,136.77  58,770.16
1998............   83,953.84  68,234.13   $10,134.35   $ 9,804.46
1999............  129,835.18  74,600.93    19,028.08     8,956.77
2000............  133,400.87  79,186.21    15,600.92     9,885.64           $10,453.40           $12,106.07
2001............  107,358.17  79,844.29    13,344.42    11,497.64 $7,746.90  10,127.07 $8,797.08  13,817.64 $10,622.09 $8,940.10
                                 MFS
                   PIMCO      RESEARCH
                 INNOVATION INTERNATIONAL
                 ---------- -------------
As of December 31:
1983............
1984............
1985............
1986............
1987............
1988............
1989............
1990............
1991............
1992............
1993............
1994............
1995............
1996............
1997............
1998............
1999............
2000............
2001............ $7,250.76    $8,977.59

                                                                        SURRENDER VALUE(1)
                    -----------------------------------------------------------------------------------------------------
                      STATE      STATE       SALOMON
                      STREET     STREET     BROTHERS     SALOMON                                      HARRIS     LOOMIS
                     RESEARCH   RESEARCH    STRATEGIC    BROTHERS               ALGER      DAVIS     OAKMARK     SAYLES
                      MONEY       BOND        BOND         U.S.                 EQUITY    VENTURE    FOCUSED     SMALL
                    MARKET(2)  INCOME(2)  OPPORTUNITIES GOVERNMENT  BALANCED    GROWTH     VALUE      VALUE       CAP
                    ---------- ---------- ------------- ---------- ---------- ---------- ---------- ---------- ----------
As of December 31:
 1983............   $ 9,598.92 $ 9,674.03
 1984............    10,557.87  10,835.98
 1985............    11,381.93  12,862.34
 1986............    12,084.00  14,701.94
 1987............    12,783.94  14,899.14
 1988............    13,641.97  16,011.84
 1989............    14,783.43  17,823.29
 1990............    15,848.00  19,071.33
 1991............    16,568.78  22,152.98
 1992............    16,928.41  23,601.58
 1993............    17,159.20  26,179.62                                                           $10,646.57
 1994............    17,563.10  24,918.24  $ 9,214.41   $ 9,399.65 $ 9,334.75 $ 9,080.62 $ 9,019.21  10,527.74 $ 8,969.15
 1995............    18,276.71  29,752.30   10,946.12    10,749.32  11,629.95  13,580.73  12,588.59  13,774.36  11,528.77
 1996............    18,915.00  30,656.44   12,488.93    11,031.13  13,567.65  15,293.75  15,833.34  16,123.95  15,099.18
 1997............    19,617.81  33,491.82   13,796.85    11,903.95  15,686.52  19,136.57  21,072.28  18,785.05  18,772.24
 1998............    20,333.50  35,982.44   13,954.18    12,726.10  16,976.74  28,136.73  23,893.88  17,566.31  18,258.04
 1999............    21,016.50  35,286.24   14,028.57    12,637.26  15,944.16  37,379.64  27,805.74  17,452.66  23,875.14
 2000............    21,984.74  37,601.56   14,913.36    13,852.30  15,485.91  31,859.93  30,107.89  20,816.42  24,859.68
 2001............    22,504.93  40,311.82   15,783.88    14,654.31  14,653.15  27,691.42  26,432.74  26,199.12  22,407.14
                       MFS       MFS
                    INVESTORS  RESEARCH
                      TRUST    MANAGERS
                    --------- ----------
As of December 31:
 1983............
 1984............
 1985............
 1986............
 1987............
 1988............
 1989............
 1990............
 1991............
 1992............
 1993............
 1994............
 1995............
 1996............
 1997............
 1998............
 1999............   $9,525.71 $11,148.01
 2000............    9,443.83  10,630.99
 2001............    7,878.68   8,337.97

                                                                          SURRENDER VALUE(1)
                    ------------------------------------------------------------------------------------------------------
                                              PUTNAM                LEHMAN                                    STATE STREET
                        FI        PUTNAM       LARGE               BROTHERS   METLIFE     MORGAN                RESEARCH
                    STRUCTURED INTERNATIONAL    CAP    JANUS MID  AGGREGATE    STOCK     STANLEY    RUSSELL    INVESTMENT
                    EQUITY(3)    STOCK(4)     GROWTH      CAP     BOND INDEX   INDEX    EAFE INDEX 2000 INDEX    TRUST
                    ---------- ------------- --------- ---------- ---------- ---------- ---------- ---------- ------------
As of December 31:
 1983............                                                                                              $ 9,028.49
 1984............                                                                                                8,978.33
 1985............                                                                                               12,062.86
 1986............                                                                                               13,198.63
 1987............                                                                                               14,012.10
 1988............                                                                                               15,339.85
 1989............                                                                                               20,075.22
 1990............                                                            $ 9,423.11                         18,748.55
 1991............                                                             12,214.52                         24,506.24
 1992............                                                             13,007.54                         26,859.01
 1993............   $10,597.31                                                14,129.90                         30,195.28
 1994............    10,380.95  $ 9,585.41                                    14,128.21                         28,709.86
 1995............    14,240.65   10,106.41                                    19,199.32                         37,565.35
 1996............    16,734.34   10,710.69                                    23,273.09                         45,106.08
 1997............    22,220.94   10,490.72             $11,924.52             30,347.02                         56,937.19
 1998............    27,410.60   11,179.84              16,405.64 $ 9,370.20  36,248.68 $ 9,872.18 $ 9,902.06   71,760.06
 1999............    29,644.38   13,874.55              36,758.40   9,150.93  45,424.57  12,312.22  12,123.82   83,590.43
 2000............    27,791.53   12,333.46   $6,776.15  24,775.52  10,096.40  40,476.26  10,348.35  11,517.46   77,111.86
 2001............    23,557.26    9,702.73    4,630.34  15,068.80  10,667.52  34,470.84   7,949.18  11,405.86   63,545.61
                    NEUBERGER
                      BERMAN       LORD
                     PARTNERS     ABBETT
                     MID CAP       BOND
                      VALUE    DEBENTURE(5)
                    ---------- ------------
As of December 31:
 1983............
 1984............
 1985............
 1986............
 1987............
 1988............
 1989............
 1990............
 1991............
 1992............
 1993............
 1994............
 1995............
 1996............               $10,454.68
 1997............                12,058.18
 1998............   $ 9,859.19   12,700.11
 1999............    11,548.40   12,999.95
 2000............    14,790.08   12,957.44
 2001............    14,235.86   13,330.96

                                                                               SURRENDER VALUE(1)
                    ------------------------------------------------------------------------------------------------------
                                             AMERICAN
                                AMERICAN      FUNDS        HARRIS                         FRANKLIN
                     AMERICAN    FUNDS        GLOBAL      OAKMARK               METLIFE   TEMPLETON STATE STREET   PIMCO
                      FUNDS     GROWTH-       SMALL      LARGE CAP    JANUS     MID CAP   SMALL CAP   RESEARCH     TOTAL
                      GROWTH     INCOME   CAPITALIZATION   VALUE     GROWTH   STOCK INDEX  GROWTH      AURORA     RETURN
                    ---------- ---------- -------------- ---------- --------- ----------- --------- ------------ ---------
As of December 31:
 1983............
 1984............   $ 9,344.20 $ 9,990.97
 1985............    11,122.15  13,740.85
 1986............    14,467.06  16,656.78
 1987............    15,443.45  16,500.70
 1988............    17,480.68  18,627.26
 1989............    22,647.34  23,046.17
 1990............    21,291.58  22,075.70
 1991............    27,938.97  26,953.08
 1992............    30,331.37  28,499.92
 1993............    34,577.12  31,358.68
 1994............    34,061.64  31,367.93
 1995............    44,500.74  40,895.04
 1996............    49,456.28  47,597.25
 1997............    63,111.77  58,745.16
 1998............    83,928.84  68,209.13   $ 9,474.95   $ 9,185.6
 1999............   129,810.18  74,575.93    18,408.06     8,470.21
 2000............   133,375.87  79,161.21    15,080.92     9,435.88            $9,779.17             $11,393.57
 2001............   107,333.17  79,819.29    12,924.42    11,095.14 $7,254.62   9,568.60  $8,231.28   13,205.14  $9,923.54
                       MFS                    MFS
                     MID CAP    PIMCO       RESEARCH
                     GROWTH   INNOVATION INTERNATIONAL
                    --------- ---------- -------------
As of December 31:
 1983............
 1984............
 1985............
 1986............
 1987............
 1988............
 1989............
 1990............
 1991............
 1992............
 1993............
 1994............
 1995............
 1996............
 1997............
 1998............
 1999............
 2000............
 2001............   $8,359.29 $6,788.20    $8,394.16

                                                                   ANNUAL PERCENTAGE CHANGE IN CONTRACT VALUE(1)
                  ----------------------------------------------------------------------------------------------------------
                    STATE     STATE      SALOMON
                   STREET    STREET     BROTHERS     SALOMON                                 HARRIS      LOOMIS
                  RESEARCH  RESEARCH    STRATEGIC    BROTHERS            ALGER     DAVIS     OAKMARK     SAYLES       MFS
                    MONEY     BOND        BOND         U.S.             EQUITY    VENTURE    FOCUSED     SMALL     INVESTORS
                  MARKET(2) INCOME(2) OPPORTUNITIES GOVERNMENT BALANCED GROWTH     VALUE    CAP VALUE     CAP        TRUST
                  --------- --------- ------------- ---------- -------- -------  ---------- --------- ------------ ---------
As of December 31:
 1983............    2.57%     3.38%
 1984............    8.88     10.72
 1985............    6.48     16.83
 1986............    5.06     13.01
 1987............    4.80      0.64
 1988............    5.79      6.66
 1989............    7.52     10.55
 1990............    6.48      6.40
 1991............    4.55     16.15
 1992............    2.17      6.54
 1993............    1.36     10.92                                                           13.67%
 1994............    2.35     -4.82       -1.62%        0.37%    -0.33%  -3.60%     -3.72%    -1.93       -4.12%
 1995............    4.06     19.39       17.41        13.12     22.75   46.33      37.03     28.23       26.68
 1996............    3.49      3.04       12.49         1.60     15.02   11.37      23.84     15.74       28.57
 1997............    3.71      9.25        9.30         6.70     14.35   23.69      31.45     15.48       22.88
 1998............    3.65      7.43        0.40         5.87      7.40   45.54      12.67     -6.90       -3.20
 1999............    3.36     -1.93       -0.18        -1.45     -6.55   32.15      15.75     -1.20       29.70       1.89%
 2000............    4.60      6.56        5.51         8.68     -3.46  -14.95       7.86     18.57        3.67      -1.82
 2001............    2.37      7.21        5.13         5.03     -5.98  -13.35     -12.50     25.83      -10.22     -17.37
Cumulative
 Return..........  125.15    303.22       57.89        46.59     46.58  176.96     164.38    162.19      124.25     -17.35
Annual Effective
 Rate of Return..    4.53      7.90        6.58         5.48      5.48   15.28      14.53     11.76       11.11      -6.89
                                                                   ANNUAL PERCENTAGE CHANGE IN CONTRACT VALUE(1)
                  ----------------------------------------------------------------------------------------------------------
                                                                                   STATE    NEUBERGER
                   PUTNAM                LEHMAN                 MORGAN             STREET    BERMAN       LORD
                    LARGE               BROTHERS     METLIFE   STANLEY  RUSSELL   RESEARCH   PARTNERS    ABBETT    AMERICAN
                     CAP    JANUS MID   AGGREGATE     STOCK      EAFE    2000    INVESTMENT  MID CAP      BOND       FUNDS
                   GROWTH      CAP     BOND INDEX     INDEX     INDEX    INDEX     TRUST      VALUE   DEBENTURE(5)  GROWTH
                  --------- --------- ------------- ---------- -------- -------  ---------- --------- ------------ ---------
As of December 31:
 1983............                                                                   -3.51%
 1984............                                                                   -1.43                            -0.01%
 1985............                                                                   32.25                            17.48
 1986............                                                                    8.23                            27.62
 1987............                                                                    5.24                             5.85
 1988............                                                                    8.57                            12.21
 1989............                                                                   29.80                            28.46
 1990............                                       0.79%                       -7.07                            -6.36
 1991............                                      27.34                        30.69                            30.57
 1992............                                       5.40                         9.59                             8.56
 1993............                                       7.56                        12.41                            13.99
 1994............                                      -0.70                        -4.92                            -1.49
 1995............                                      34.41                        30.83                            30.63
 1996............                                      20.46                        20.07                 11.75%     11.13
 1997............             26.50%                   29.81                        26.22                 13.45      27.60
 1998............             34.68        0.03%       26.02      5.43%   5.75%     26.03      5.29%       4.27      32.97
 1999............            118.92       -3.27        18.75     22.50   20.35      16.48     15.41        1.51      54.65
 2000............  -27.68%   -32.41        9.30       -10.89    -16.07   -5.55      -7.75     25.86       -1.06       2.75
 2001............  -32.13    -38.91        4.65       -14.83    -23.90   -1.76     -17.59     -4.28        2.06     -19.52
Cumulative Re-
 turn............  -50.91     53.94       10.68       244.91    -17.51   18.08     535.61     46.38       35.51     973.58
Annual Effective
 Rate of Return..  -34.72      9.34        3.35        11.19     -6.06    5.54      10.51     13.16        5.51      14.23
                    MFS                      PUTNAM
                  RESEARCH FI STRUCTURED  INTERNATIONAL
                  MANAGERS   EQUITY(3)      STOCK(4)
                  -------- -------------- -------------
As of December 31:
 1983............
 1984............
 1985............
 1986............
 1987............
 1988............
 1989............
 1990............
 1991............
 1992............
 1993............               13.17%
 1994............               -2.84          2.37%
 1995............               34.24          4.45
 1996............               16.22          4.89
 1997............               31.40         -2.93
 1998............               22.58          5.49
 1999............   18.68%       7.72         22.59
 2000............    -5.2       -6.56        -11.66
 2001............  -22.29      -15.22        -21.95
Cumulative
 Return..........  -12.56      135.77         -2.92
Annual Effective
 Rate of Return..   -4.91       10.40         -0.41
                              AMERICAN
                  AMERICAN     FUNDS
                   FUNDS       GLOBAL        HARRIS
                  GROWTH-      SMALL      OAKMARK LARGE
                   INCOME  CAPITALIZATION   CAP VALUE
                  -------- -------------- -------------
As of December 31:
 1983............
 1984............    6.95%
 1985............   34.33
 1986............   19.60
 1987............   -1.49
 1988............   11.97
 1989............   22.79
 1990............   -4.60
 1991............   21.52
 1992............    5.73
 1993............   10.02
 1994............    0.03
 1995............   30.35
 1996............   16.38
 1997............   23.41
 1998............   16.10        1.34%        -1.96%
 1999............    9.33       87.76         -8.65
 2000............    6.15      -18.01         10.37
 2001............    0.83      -14.46         16.31
Cumulative Re-
 turn............  698.44       33.44         14.98
Annual Effective
 Rate of Return..   12.35        8.18          4.63

                                                   ANNUAL PERCENTAGE CHANGE IN CONTRACT VALUE(1)
                  -----------------------------------------------------------------------------------------------------------
                                                                                                                    LEHMAN
                           MID   FRANKLIN   STATE           MFS                                DOW               INTERMEDIATE
                           CAP   TEMPLETON  STREET  PIMCO   MID                               JONES    S&P 500   GOVERNMENT/
                  JANUS   STOCK  SMALL CAP RESEARCH TOTAL   CAP      PIMCO    MFS RESEARCH  INDUSTRIAL  STOCK    CREDIT BOND
                  GROWTH  INDEX   GROWTH    AURORA  RETURN GROWTH  INNOVATION INTERNATIONAL AVERAGE(6) INDEX(7)    INDEX(8)
                  ------  -----  --------- -------- ------ ------  ---------- ------------- ---------- --------  ------------
As of December 31:
 1983............                                                                                5.11%     1.79%      4.51%
 1984............                                                                                1.35      6.27      14.37
 1985............                                                                               33.62     31.73      18.06
 1986............                                                                               27.25     18.66      13.13
 1987............                                                                                5.55      5.25       3.66
 1988............                                                                               16.21     16.61       6.67
 1989............                                                                               32.24     31.69      12.77
 1990............                                                                               -0.54     -3.10       9.16
 1991............                                                                               24.25     30.47      14.62
 1992............                                                                                7.40      7.62       7.17
 1993............                                                                               16.97     10.08       8.79
 1994............                                                                                5.02      1.32      -1.93
 1995............                                                                               36.94     37.58      15.33
 1996............                                                                               28.91     22.96       4.05
 1997............                                                                               24.91     33.36       7.87
 1998............                                                                               18.14     28.52       8.44
 1999............                                                                               27.21     21.04      -2.15
 2000............          4.53%            21.06%                                              -4.51     -9.11      10.12
 2001............ -22.53% -3.12   -12.03%   14.14    6.22% -10.60%   -27.49%     -10.22%        -5.41    -11.88       8.96
Cumulative Re-
 turn............ -22.53   1.27   -12.03    38.18    6.22  -10.60    -27.49      -10.22      1,332.17  1,063.76     381.46
Annual Effective
 Rate of Return.. -31.74   0.90   -17.45    25.65    7.49  -12.55    -31.94      -12.11         15.63     14.32       8.95
                  CONSUMER
                   PRICE
                  INDEX(9)
                  --------
As of December 31:
 1983............   1.07%
 1984............   3.95
 1985............   3.77
 1986............   1.13
 1987............   4.41
 1988............   4.42
 1989............   4.65
 1990............   6.11
 1991............   3.06
 1992............   2.90
 1993............   2.75
 1994............   2.67
 1995............   2.54
 1996............   3.32
 1997............   1.83
 1998............   1.61
 1999............   2.68
 2000............   3.39
 2001............   1.72
Cumulative Re-
 turn............  77.42
Annual Effective
 Rate of Return..   3.18

                                                  ANNUAL PERCENTAGE CHANGE IN SURRENDER VALUE(1)
                  ----------------------------------------------------------------------------------------------------------
                  STATE STREET STATE STREET                   SALOMON                             HARRIS   LOOMIS
                    RESEARCH     RESEARCH   SALOMON BROTHERS  BROTHERS           ALGER    DAVIS   OAKMARK  SAYLES     MFS
                     MONEY         BOND      STRATEGIC BOND     U.S.             EQUITY  VENTURE  FOCUSED  SMALL   INVESTORS
                   MARKET(2)    INCOME(2)    OPPORTUNITIES   GOVERNMENT BALANCED GROWTH   VALUE    VALUE    CAP      TRUST
                  ------------ ------------ ---------------- ---------- -------- ------  -------  -------  ------  ---------
As of December 31:
 1983............     -4.01%       -3.26%
 1984............      9.99        12.01
 1985............      7.81        18.70
 1986............      6.17        14.30
 1987............      5.79         1.34
 1988............      6.71         7.47
 1989............      8.37        11.31
 1990............      7.20         7.00
 1991............      4.55        16.16
 1992............      2.17         6.54
 1993............      1.36        10.92                                                            6.47%
 1994............      2.35        -4.82         -7.86%        -6.00%    -6.65%   -9.19%  -9.81%   -1.12   -10.31%
 1995............      4.06        19.40         18.79         14.36     24.59    49.56   39.58    30.84    28.54
 1996............      3.49         3.04         14.09          2.62     16.66    12.61   25.78    17.06    30.97
 1997............      3.72         9.25         10.47          7.91     15.62    25.13   33.09    16.50    24.33
 1998............      3.65         7.44          1.14          6.91      8.23    47.03   13.39    -6.49    -2.74
 1999............      3.36        -1.93          0.53         -0.70     -6.08    32.85   16.37    -0.65    30.77    -4.74%
 2000............      4.61         6.56          6.31          9.61     -2.87   -14.77    8.28    19.27     4.12    -0.86
 2001............      2.37         7.21          5.84          5.79     -5.38   -13.08  -12.21    25.86    -9.87   -16.57
Cumulative
 Return..........    125.05       303.12         57.84         46.54     46.53   176.91  164.33   161.99   124.07   -21.21
Annual Effective
 Rate of Return..      4.52         7.90          6.58          5.48      5.48    15.28   14.53    11.75    11.10    -8.55
                    MFS
                  RESEARCH
                  MANAGERS
                  --------
As of December 31:
 1983............
 1984............
 1985............
 1986............
 1987............
 1988............
 1989............
 1990............
 1991............
 1992............
 1993............
 1994............
 1995............
 1996............
 1997............
 1998............
 1999............   11.48%
 2000............   -4.64
 2001............  -21.57
Cumulative
 Return..........  -16.62
Annual Effective
 Rate of Return..   -6.58

                                               ANNUAL PERCENTAGE CHANGE IN SURRENDER VALUE(1)
                       --------------------------------------------------------------------------------------------------
                                                                  LEHMAN                               STATE    NEUBERGER
                                                PUTNAM           BROTHERS           MORGAN             STREET    BERMAN
                           FI        PUTNAM     LARGE            AGGREGATE METLIFE  STANLEY  RUSSELL  RESEARCH  PARTNERS
                       STRUCTURED INTERNATIONAL  CAP     JANUS     BOND     STOCK    EAFE     2000   INVESTMENT  MID CAP
                       EQUITY(3)    STOCK(4)    GROWTH  MID CAP    INDEX    INDEX    INDEX    INDEX    TRUST      VALUE
                       ---------- ------------- ------  -------  --------- -------  -------  ------- ---------- ---------
As of December 31:
 1983.................                                                                                  -9.72%
 1984.................                                                                                  -0.56
 1985.................                                                                                  34.36
 1986.................                                                                                   9.42
 1987.................                                                                                   6.16
 1988.................                                                                                   9.48
 1989.................                                                                                  30.87
 1990.................                                                      -5.77%                      -6.61
 1991.................                                                      29.62                       30.71
 1992.................                                                       6.49                        9.60
 1993.................     5.97%                                             8.63                       12.42
 1994.................    -2.04       -4.15%                                -0.01                       -4.92
 1995.................    37.18        5.44                                 35.89                       30.84
 1996.................    17.51        5.98                                 21.22                       20.07
 1997.................    32.79       -2.05              19.25%             30.40                       26.23
 1998.................    23.35        6.57              37.58     -6.30%   26.04    -1.28%   -0.98%    26.03     -1.41%
 1999.................     8.15       24.10             124.06     -2.34    18.76    24.72    22.44     16.49     17.13
 2000.................    -6.25      -11.11     -32.24% -32.60     10.33   -10.89   -15.95    -5.00     -7.75     28.07
 2001.................   -15.24      -21.33     -31.67  -39.18      5.66   -14.84   -23.18    -0.97    -17.59     -3.75
Cumulative Return.....   135.57       -2.97     -53.70   50.69      6.68   244.71   -20.51    14.06    535.46     42.36
Annual Effective Rate
 of Return............    10.39       -0.42     -36.96    8.86      2.12    11.19    -7.18     4.36     10.51     12.14

                                           ANNUAL PERCENTAGE CHANGE IN SURRENDER VALUE(1)
                          ---------------------------------------------------------------------------------
                              LORD              AMERICAN AMERICAN FUNDS  HARRIS           METLIFE FRANKLIN
                             ABBETT    AMERICAN  FUNDS       GLOBAL      OAKMARK          MID CAP TEMPLETON
                              BOND      FUNDS   GROWTH-      SMALL      LARGE CAP JANUS    STOCK  SMALL CAP
                          DEBENTURE(5)  GROWTH   INCOME  CAPITALIZATION   VALUE   GROWTH   INDEX   GROWTH
                          ------------ -------- -------- -------------- --------- ------  ------- ---------
As of December 31:
 1983...................
 1984...................                 -6.56%   -0.09%
 1985...................                 19.03    37.53
 1986...................                 30.07    21.22
 1987...................                  6.75    -0.94
 1988...................                 13.19    12.89
 1989...................                 29.56    23.72
 1990...................                 -5.99    -4.21
 1991...................                 31.22    22.09
 1992...................                  8.56     5.74
 1993...................                 14.00    10.03
 1994...................                 -1.49     0.03
 1995...................                 30.65    30.37
 1996...................      4.55%      11.14    16.39
 1997...................     15.34       27.61    23.42
 1998...................      5.32       32.98    16.11      -5.25%       -8.14%
 1999...................      2.36       54.67     9.33       94.28       -7.79
 2000...................     -0.33        2.75     6.15      -18.07       11.40            -2.21%
 2001...................      2.88      -19.53     0.83      -14.30       17.58   -27.45%  -2.15   -17.69%
Cumulative Return.......     33.31      973.33   698.19       29.24       10.95   -27.45   -4.31   -17.69
Annual Effective Rate of
 Return.................      5.20       14.23    12.35        7.24        3.43   -38.13   -3.07   -25.26

                                                ANNUAL PERCENTAGE CHANGE IN SURRENDER VALUE(1)
                          ----------------------------------------------------------------------------------------------
                                                                                                     LEHMAN
                           STATE                                                                  INTERMEDIATE
                           STREET  PIMCO     MFS                             DOW JONES  S&P 500    GOVERNMENT/  CONSUMER
                          RESEARCH TOTAL   MID CAP    PIMCO    MFS RESEARCH  INDUSTRIAL  STOCK       CREDIT      PRICE
                           AURORA  RETURN  GROWTH   INNOVATION INTERNATIONAL AVERAGE(6) INDEX(7)  BOND INDEX(8) INDEX(9)
                          -------- ------  -------  ---------- ------------- ---------- --------  ------------- --------
As of December 31:
 1983...................                                                          5.11%     1.79%      4.51%      1.07%
 1984...................                                                          1.35      6.27      14.37       3.95
 1985...................                                                         33.62     31.73      18.06       3.77
 1986...................                                                         27.25     18.66      13.13       1.13
 1987...................                                                          5.55      5.25       3.66       4.41
 1988...................                                                         16.21     16.61       6.67       4.42
 1989...................                                                         32.24     31.69      12.77       4.65
 1990...................                                                         -0.54     -3.10       9.16       6.11
 1991...................                                                         24.25     30.47      14.62       3.06
 1992...................                                                          7.40      7.62       7.17       2.90
 1993...................                                                         16.97     10.08       8.79       2.75
 1994...................                                                          5.02      1.32      -1.93       2.67
 1995...................                                                         36.94     37.58      15.33       2.54
 1996...................                                                         28.91     22.96       4.05       3.32
 1997...................                                                         24.91     33.36       7.87       1.83
 1998...................                                                         18.14     28.52       8.44       1.61
 1999...................                                                         27.21     21.04      -2.15       2.68
 2000...................   13.94%                                                -4.51     -9.11      10.12       3.39
 2001...................   15.90   -0.76%  -16.41%    -32.12%     -16.06%        -5.41    -11.88       8.96       1.72
Cumulative Return.......   32.05   -0.76   -16.41     -32.12      -16.06      1,332.17  1,063.76     381.46      77.42
Annual Effective Rate of
 Return.................   21.69   -0.91   -19.30     -37.10      -18.90         15.63     14.32       8.95       3.18

-------
NOTES:
(1) The Contract Values, Surrender Values, and Annual Percentage Change figures assume reinvestment of dividends and capital gain distributions. The Contract Values are net of all deductions and expenses other than any applicable Contingent Deferred Sales Charge or premium tax charge. Each Surrender Value equals the Contract Value less any applicable Contingent Deferred Sales Charge and a pro rata portion of the annual $30 Administration Contract Charge, but does not reflect a deduction for the premium tax charge. (See "Administration Charges, Contingent Deferred Sales Charge and Other Deductions.") 1983 figures for State Street Research Money Market Series and State Street Research Bond Income Series are from September 1, 1983 through December 31, 1983; 1994 figures for Salomon Brothers Strategic Bond Opportunities Series, Salomon Brothers U.S. Government Series, Balanced Series, Alger Equity Growth Series and Davis Venture Value Series are from November 1, 1994 through December 31, 1994; 1993 figures for Harris Oakmark Focused Value Series are from May 1, 1993 through December 31, 1993; 1994 figures for Loomis Sayles Small Cap Series are from May 2, 1994 through December 31, 1994; 1999 figures for MFS Investors Trust and MFS Research Managers Series are from May 1, 1999 through December 31, 1999; 1993 figures for FI Structured Equity Series are from May 1, 1993 through December 31, 1993; 1998 figures for Lehman Brothers Aggregate Bond Index and Harris Oakmark Large Cap Value Portfolios are from December 1, 1998 through December 31, 1998; 1997 figures for Janus Mid Cap Portfolio are from March 3, 1997 through December 31, 1997; 1990 figures for MetLife Stock Index Portfolio are from May 1, 1990 through December 31, 1990; 1998 figures for Neuberger Berman Partners Mid Cap Value Portfolio are from December 1, 1998 through December 31, 1998; 2000 figures for Putnam Large Cap Growth Portfolio are from May 1, 2000 through December 31, 2000; 1998 figures for Morgan Stanley EAFE Index Portfolio are from December 1, 1998 through December 31, 1998; 1994 figures for Putnam International Stock Portfolio are from November 1, 1994 through December 31, 1994 (see footnote 4); 1998 figures for Russell 2000 Index Portfolio are from December 1, 1998 through December 31, 1998; 1983 figures for State Street Research Investment Trust Portfolio are from July 1, 1983 through December 31, 1983; 2000 figures for MetLife Mid Cap Stock Index and State Street Research Aurora Portfolios are from August 1, 2000 through December 31, 2000; 2001 figures for the Janus Growth and Franklin Templeton Small Cap Growth Portfolios are from May 1, 2001 through December 31, 2001; 1996 figures for Lord Abbett Bond Debenture Portfolio are from May 1, 1996 through December 31, 1996; 2001 figures for PIMCO Total Return, PIMCO Innovation, MFS Mid Cap Growth and MFS Research International Portfolios are from March 1, 2001 through December 31, 2001; 1984 figures for American Funds Growth Fund and American Funds Growth-Income Fund are from March 1, 1984 through December 31, 1984; and 1998 figures for American Funds Global Small Capitalization Fund are from May 1, 1998 through December 31, 1998.
(2) State Street Research & Management Company became the sub-adviser on July 1, 2001. Prior to that time, Back Bay Advisors, L.P. served as sub-adviser.
(3) Fidelity Management & Research Company became the sub-adviser on May 1, 2002. Prior to that time, Westpeak Investment Advisors, L.P. served as sub-adviser.
(4) On December 1, 2000, the Putnam International Stock Portfolio was substituted for the Morgan Stanley International Magnum Equity Series, which is no longer available for investment under the Contract. Performance figures on or before December 1, 2000 reflect the performance of the Morgan Stanley International Magnum Equity Series. Putnam Investment Management, Inc. became the sub-investment manager of the Putnam International Stock Portfolio on January 24, 2000. Prior to that time, Santander Global Advisors, Inc. served as sub-investment manager.
(5) The performance shown for the Lord Abbett Bond Debenture Portfolio's Class B shares is the performance of the Portfolio's predecessor fund (Bond Debenture Portfolio, a series of Cova Series Trust), whose assets were transferred to the Portfolio on February 12, 2001. The performance shown for the predecessor fund has been adjusted to reflect Class B's .25% Rule 12b-1 fee.
(6) The Dow Jones Industrial Average is a market value-weighted and unmanaged index of 30 large industrial stocks traded on the New York Stock Exchange. The annual percentage change figures have been adjusted to reflect reinvestment of dividends. 1983 figures are from September 1 through December 31, 1983.
(7) The S&P 500 Stock Index is an unmanaged weighted index of the stock performance of 500 industrial, transportation, utility and financial companies. The annual percentage change figures have been adjusted to reflect reinvestment of dividends. 1983 figures are from September 1 through December 31, 1983.
(8) The Lehman Intermediate Government/Credit Bond Index is a subset of the Lehman Government/Credit Bond Index covering all issues with maturities between 1 and 10 years which is composed of taxable, publicly-issued, non-convertible debt obligations issued or guaranteed by the U.S. Government or its agencies and another Lehman index that is composed of taxable, fixed rate publicly-issued, investment grade non-convertible corporate debt obligations. 1983 figures are from September 1 through December 31, 1983.
(9) The Consumer Price Index, published by the U.S. Bureau of Labor Statistics, is a statistical measure of changes, over time, in the prices of goods and services. 1983 figures are from September 1 through December 31, 1983.

  As discussed in the prospectus in the section entitled "Investment Performance Information", the Variable Account may illustrate historical investment performance by showing the Percentage Change in Unit Value and the Annual Effective Rate of Return of each Sub-Account of the Variable Account for every calendar year since inception of the corresponding Eligible Funds to the date of the illustration and for the ten, five and one year periods ending with the date of the illustration. The Examples which follow illustrate this for the one, three, five and ten year periods ending with the date of the illustration. Such illustrations do not reflect the impact of any Contingent Deferred Sales Charge, premium tax charge, or the annual $30 Administration Contract Charge. The method of calculating the Percentage Change in Unit Value is described in the prospectus under "Investment Performance Information." The Annual Effective Rate of Return in these illustrations is calculated by dividing the Unit Value at the end of the period by the Unit Value at the beginning of the period, raising this quantity to the power of 1/n (where n is the number of years in the period), and then subtracting 1.

  Set forth on the following pages are illustrations of the Percentage Change in Unit Value information and Annual Effective Rate of Return information discussed above that may appear in the Variable Account's Annual Report and in other illustrations of historical investment performance. Such illustrations do not reflect the impact of any Contingent Deferred Sales Charge, premium tax charge, or the annual Administration Contract Charge.

  We may also show daily Unit Values for each Sub-Account in advertising and sales literature, including our website.

STATE STREET RESEARCH MONEY MARKET SUB-ACCOUNT**

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                      % CHANGE  ANNUAL   BEGINNING    END OF
                                      IN UNIT  EFFECTIVE OF PERIOD    PERIOD
                                       VALUE     RATE    UNIT VALUE UNIT VALUE
                                      -------- --------- ---------- ----------
   18 years, 4 months ended December
    31, 2001.........................  133.2%    4.7%     1.000000   2.331985
   10 years ended December 31, 2001..   38.0%    3.3%     1.690352   2.331985
   5 years ended December 31, 2001...   19.8%    3.7%     1.946086   2.331985
   3 years ended December 31, 2001...   11.1%    3.6%     2.098312   2.331985
   1 year ended December 31, 2001....    2.5%    2.5%     2.275063   2.331985

STATE STREET RESEARCH BOND INCOME SUB-ACCOUNT**

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                      % CHANGE  ANNUAL   BEGINNING    END OF
                                      IN UNIT  EFFECTIVE OF PERIOD    PERIOD
                                       VALUE     RATE    UNIT VALUE UNIT VALUE
                                      -------- --------- ---------- ----------
   18 years, 4 months ended December
    31, 2001.........................  311.1%    8.0%     1.000000   4.110820
   10 years ended December 31, 2001..   83.7%    6.3%     2.237207   4.110820
   5 years ended December 31, 2001...   32.0%    5.7%     3.113250   4.110820
   3 years ended December 31, 2001...   12.3%    3.9%     3.660529   4.110820
   1 year ended December 31, 2001....    7.3%    7.3%     3.831633   4.110820

--------
 * Unit values do not reflect the impact of any Contingent Deferred Sales Charge, premium tax charge, or the annual Administration Contract Charge.
** State Street Research & Management Company became the sub-adviser on July 1, 2001. Prior to that time, Back Bay Advisors, L.P. served as sub-adviser.

SALOMON BROTHERS STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                          BEGINNING
                                       % CHANGE  ANNUAL   OF PERIOD   END OF
                                       IN UNIT  EFFECTIVE   UNIT      PERIOD
                                        VALUE     RATE      VALUE   UNIT VALUE
                                       -------- --------- --------- ----------
   7 years, 2 months ended December
    31, 2001..........................   60.3%     6.8%   1.000000   1.603273
   5 years ended December 31, 2001....   22.8%     4.2%   1.305874   1.603273
   3 years ended December 31, 2001....   11.4%     3.7%   1.439188   1.603273
   1 year ended December 31, 2001.....    5.3%     5.3%   1.522166   1.603273

SALOMON BROTHERS U.S. GOVERNMENT SUB-ACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                          BEGINNING
                                       % CHANGE  ANNUAL   OF PERIOD   END OF
                                       IN UNIT  EFFECTIVE   UNIT      PERIOD
                                        VALUE     RATE      VALUE   UNIT VALUE
                                       -------- --------- --------- ----------
   7 years, 2 months ended December
    31, 2001..........................   49.0%     5.7%   1.000000   1.490415
   5 years ended December 31, 2001....   28.5%     5.1%   1.159699   1.490415
   3 years ended December 31, 2001....   13.2%     4.2%   1.316242   1.490415
   1 year ended December 31, 2001.....    5.2%     5.2%   1.416200   1.490415

BALANCED SUB-ACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                          BEGINNING
                                       % CHANGE  ANNUAL   OF PERIOD   END OF
                                       IN UNIT  EFFECTIVE   UNIT      PERIOD
                                        VALUE     RATE      VALUE   UNIT VALUE
                                       -------- --------- --------- ----------
   7 years, 2 months ended December
    31, 2001..........................   48.7%     5.7%   1.000000   1.486939
   5 years ended December 31, 2001....    5.2%     1.0%   1.413947   1.486939
   3 years ended December 31, 2001....  -14.7%    -5.2%   1.742881   1.486939
   1 year ended December 31, 2001.....   -5.8%    -5.8%   1.578230   1.486939

ALGER EQUITY GROWTH SUB-ACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                          BEGINNING
                                       % CHANGE  ANNUAL   OF PERIOD   END OF
                                       IN UNIT  EFFECTIVE   UNIT      PERIOD
                                        VALUE     RATE      VALUE   UNIT VALUE
                                       -------- --------- --------- ----------
   7 years, 2 months ended December
    31, 2001..........................  175.8%    15.2%   1.000000   2.757580
   5 years ended December 31, 2001....   76.3%    12.0%   1.563978   2.757580
   3 years ended December 31, 2001....   -2.3%    -0.8%   2.823513   2.757580
   1 year ended December 31, 2001.....  -13.3%   -13.3%   3.178881   2.757580

--------
* Unit values do not reflect the impact of any Contingent Deferred Sales Charge, premium tax charge, or the annual Administration Contract Charge.

DAVIS VENTURE VALUE SUB-ACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                          BEGINNING
                                       % CHANGE  ANNUAL   OF PERIOD   END OF
                                       IN UNIT  EFFECTIVE   UNIT      PERIOD
                                        VALUE     RATE      VALUE   UNIT VALUE
                                       -------- --------- --------- ----------
   7 years, 2 months ended December
    31, 2001..........................  167.2%    14.7%   1.000000   2.671524
   5 years ended December 31, 2001....   62.8%    10.2%   1.640833   2.671524
   3 years ended December 31, 2001....    9.6%     3.1%   2.437055   2.671524
   1 year ended December 31, 2001.....  -12.4%   -12.4%   3.049260   2.671524

HARRIS OAKMARK FOCUSED SUB-ACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                          BEGINNING
                                       % CHANGE  ANNUAL   OF PERIOD   END OF
                                       IN UNIT  EFFECTIVE   UNIT      PERIOD
                                        VALUE     RATE      VALUE   UNIT VALUE
                                       -------- --------- --------- ----------
   8 years, 8 months ended December
    31, 2001..........................  166.1%    11.9%   1.000000   2.661135
   5 years ended December 31, 2001....   59.7%     9.8%   1.666295   2.661135
   3 years ended December 31, 2001....   48.1%    14.0%   1.797180   2.661135
   1 year ended December 31, 2001.....   26.0%    26.0%   2.112113   2.661135


LOOMIS SAYLES SMALL CAP SUB-ACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                          BEGINNING
                                       % CHANGE  ANNUAL   OF PERIOD   END OF
                                       IN UNIT  EFFECTIVE   UNIT      PERIOD
                                        VALUE     RATE      VALUE   UNIT VALUE
                                       -------- --------- --------- ----------
   7 years, 8 months ended December
    31, 2001..........................  127.1%    11.3%   1.000000   2.271012
   5 years ended December 31, 2001....   44.7%     7.7%   1.569712   2.271012
   3 years ended December 31, 2001....   21.2%     6.6%   1.873409   2.271012
   1 year ended December 31, 2001.....  -10.1%   -10.1%   2.526234   2.271012

MFS INVESTORS TRUST SUB-ACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                          BEGINNING
                                       % CHANGE  ANNUAL   OF PERIOD   END OF
                                       IN UNIT  EFFECTIVE   UNIT      PERIOD
                                        VALUE     RATE      VALUE   UNIT VALUE
                                       -------- --------- --------- ----------
   2 years, 8 months ended December
    31, 2001..........................  -16.8%    -6.7%   1.000000   0.831666
   1 year ended December 31, 2001.....  -17.1%   -17.1%   1.003305   0.831666

--------
* Unit values do not reflect the impact of any Contingent Deferred Sales Charge, premium tax, or the annual Administration Contract Charge.

MFS RESEARCH MANAGERS SUB-ACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                            BEGINNING
                                         % CHANGE  ANNUAL   OF PERIOD   END OF
                                         IN UNIT  EFFECTIVE   UNIT      PERIOD
                                          VALUE     RATE      VALUE   UNIT VALUE
                                         -------- --------- --------- ----------
   2 years, 8 months ended December 31,
    2001...............................   -12.1%    -4.7%   1.000000   0.879018
   1 year ended December 31, 2001......   -22.1%   -22.1%   1.127801   0.879018


FI STRUCTURED EQUITY SUB-ACCOUNT**

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                            BEGINNING
                                         % CHANGE  ANNUAL   OF PERIOD   END OF
                                         IN UNIT  EFFECTIVE   UNIT      PERIOD
                                          VALUE     RATE      VALUE   UNIT VALUE
                                         -------- --------- --------- ----------
   8 years, 8 months ended December 31,
    2001...............................   138.9%    10.6%   1.000000   2.388804
   5 years ended December 31, 2001.....    38.3%     6.7%   1.727747   2.388804
   3 years ended December 31, 2001.....   -14.4%    -5.1%   2.790691   2.388804
   1 year ended December 31, 2001......   -15.1%   -15.1%   2.814682   2.388804

LEHMAN BROTHERS AGGREGATE BOND INDEX SUB-ACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                            BEGINNING
                                         % CHANGE  ANNUAL   OF PERIOD   END OF
                                         IN UNIT  EFFECTIVE   UNIT      PERIOD
                                          VALUE     RATE      VALUE   UNIT VALUE
                                         -------- --------- --------- ----------
   3 years, 1 months ended December 31,
    2001...............................    12.9%     3.9%   1.000000   1.128870
   3 years ended December 31, 2001.....    11.6%     3.7%   1.011441   1.128870
   1 year ended December 31, 2001......     4.9%     4.9%   1.075777   1.128870

JANUS MID CAP SUB-ACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                            BEGINNING
                                         % CHANGE  ANNUAL   OF PERIOD   END OF
                                         IN UNIT  EFFECTIVE   UNIT      PERIOD
                                          VALUE     RATE      VALUE   UNIT VALUE
                                         -------- --------- --------- ----------
   4 years, 10 months ended December
    31, 2001...........................    54.9%     9.5%   1.000000   1.548625
   3 years ended December 31, 2001.....    -9.3%    -3.2%   1.706846   1.548625
   1 year ended December 31, 2001......   -38.8%   -38.8%   2.531515   1.548625

--------
* Unit values do not reflect the impact of any Contingent Deferred Sales Charge, premium tax charge, or the annual Administration Contract Charge.
** Fidelity Management & Research Company became the sub-adviser on May 1,
   2002. Prior to that time, Westpeak Investment Advisors, L.P. served as sub-adviser.

METLIFE STOCK INDEX SUB-ACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                             BEGINNING  END OF
                                          % CHANGE  ANNUAL   OF PERIOD  PERIOD
                                          IN UNIT  EFFECTIVE   UNIT      UNIT
                                           VALUE     RATE      VALUE    VALUE
                                          -------- --------- --------- --------
   11 years, 8 months ended December 31,
    2001................................   250.8%    11.3%   1.000000  3.507534
   10 years ended December 31, 2001.....   172.6%    10.5%   1.286802  3.507534
   5 years ended December 31, 2001......    48.1%     8.2%   2.368932  3.507534
   3 years ended December 31, 2001......    -9.7%    -3.3%   3.883282  3.507534
   1 year ended December 31, 2001.......   -14.8%   -14.8%   4.115022  3.507534

NEUBERGER BERMAN PARTNERS MID CAP VALUE SUB-ACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                             BEGINNING  END OF
                                          % CHANGE  ANNUAL   OF PERIOD  PERIOD
                                          IN UNIT  EFFECTIVE   UNIT      UNIT
                                           VALUE     RATE      VALUE    VALUE
                                          -------- --------- --------- --------
   3 years, 1 month ended December 31,
    2001................................    50.1%    13.8%   1.000000  1.500755
   3 years ended December 31, 2001......    40.0%    11.9%   1.071970  1.500755
   1 year ended December 31, 2001.......    -4.1%    -4.1%   1.564495  1.500755

PUTNAM LARGE CAP GROWTH SUB-ACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                             BEGINNING  END OF
                                          % CHANGE  ANNUAL   OF PERIOD  PERIOD
                                          IN UNIT  EFFECTIVE   UNIT      UNIT
                                           VALUE     RATE      VALUE    VALUE
                                          -------- --------- --------- --------
   1 years, 8 months ended December 31,
    2001................................   -50.7%   -34.5%   1.000000  0.493305
   1 year ended December 31, 2001.......   -31.8%   -31.8%   0.723242  0.493305

MORGAN STANLEY EAFE INDEX SUB-ACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                             BEGINNING  END OF
                                          % CHANGE  ANNUAL   OF PERIOD  PERIOD
                                          IN UNIT  EFFECTIVE   UNIT      UNIT
                                           VALUE     RATE      VALUE    VALUE
                                          -------- --------- --------- --------
   3 years, 1 month ended December 31,
    2001................................   -14.8%    -5.0%   1.000000  0.851563
   3 years ended December 31, 2001......   -21.1%    -7.6%   1.078661  0.851563
   1 year ended December 31, 2001.......   -23.6%   -23.6%   1.114981  0.851563

--------
* Unit values do not reflect the impact of any Contingent Deferred Sales Charge, premium tax charge, or the annual Administration Contract Charge.

PUTNAM INTERNATIONAL STOCK SUB-ACCOUNT**

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                        % CHANGE  ANNUAL   BEGINNING    END OF
                                        IN UNIT  EFFECTIVE OF PERIOD    PERIOD
                                         VALUE     RATE    UNIT VALUE UNIT VALUE
                                        -------- --------- ---------- ----------
   7 years, 2 months ended December
    31, 2001..........................    16.4%     2.1%    1.000000   1.164077
   5 years ended December 31, 2001....   -12.3%    -2.6%    1.327000   1.164077
   3 years ended December 31, 2001....   -14.8%    -5.2%    1.366233   1.164077
   1 year ended December 31, 2001.....   -21.7%   -21.7%    1.486746   1.164077

RUSSELL 2000 INDEX SUB-ACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                        % CHANGE  ANNUAL   BEGINNING    END OF
                                        IN UNIT  EFFECTIVE OF PERIOD    PERIOD
                                         VALUE     RATE    UNIT VALUE UNIT VALUE
                                        -------- --------- ---------- ----------
   3 years, 1 month ended December 31,
    2001..............................    18.4%     5.5%    1.000000   1.184491
   3 years ended December 31, 2001....    12.6%     4.0%    1.052362   1.184491
   1 year ended December 31, 2001.....    -1.5%    -1.5%    1.202488   1.184491

STATE STREET RESEARCH INVESTMENT TRUST SUB-ACCOUNT**

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                        % CHANGE  ANNUAL   BEGINNING    END OF
                                        IN UNIT  EFFECTIVE OF PERIOD    PERIOD
                                         VALUE     RATE    UNIT VALUE UNIT VALUE
                                        -------- --------- ---------- ----------
   18 years, 4 months ended December
    31, 2001..........................   552.4%    10.6%    1.000000   6.523987
   10 years ended December 31, 2001...   161.1%    10.1%    2.499025   6.523987
   5 years ended December 31, 2001....    41.2%     7.1%    4.621364   6.523987
   3 years ended December 31, 2001....   -11.3%    -3.9%    7.358615   6.523987
   1 year ended December 31, 2001.....   -17.6%   -17.6%    7.913002   6.523987

--------
 * Unit values do not reflect the impact of any Contingent Deferred Sales Charge, premium tax charge, or the annual Administration Contract Charge.
** On December 1, 2000, the Putnam International Stock Portfolio was substituted for the Morgan Stanley International Magnum Equity Series, which is no longer available for investment under the Contract. Performance figures on or before December 1, 2000 reflect the performance of the Morgan Stanley International Magnum Equity Series. Putnam Investment Management, Inc. became the sub-investment manager of the Putnam International Stock Portfolio on January 24, 2000. Prior to that time, Santander Global Advisors, Inc. served as sub-investment manager.

LORD ABBETT BOND DEBENTURE SUB-ACCOUNT**

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                       % CHANGE  ANNUAL   BEGINNING    END OF
                                       IN UNIT  EFFECTIVE OF PERIOD    PERIOD
                                        VALUE     RATE    UNIT VALUE UNIT VALUE
                                       -------- --------- ---------- ----------
   5 years, 8 months ended December
    31, 2001..........................   37.1%     5.7%    1.000000   1.370827
   5 years ended December 31, 2001....   22.7%     4.2%    1.117468   1.370827
   3 years ended December 31, 2001....    3.2%     1.1%    1.328498   1.370827
   1 year ended December 31, 2001.....    2.3%     2.3%    1.340223   1.370827

AMERICAN FUNDS GROWTH SUB-ACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                       % CHANGE  ANNUAL   BEGINNING    END OF
                                       IN UNIT  EFFECTIVE OF PERIOD    PERIOD
                                        VALUE     RATE    UNIT VALUE UNIT VALUE
                                       -------- --------- ---------- ----------
   17 years, 10 months ended December
    31, 2001..........................  998.0%    14.3%    1.000000  10.979737
   10 years ended December 31, 2001...  286.3%    14.5%    2.842323  10.979737
   5 years ended December 31, 2001....  117.4%    16.8%    5.051358  10.979737
   3 years ended December 31, 2001....   28.0%     8.6%    8.579358  10.979737
   1 year ended December 31, 2001.....  -19.5%   -19.5%   13.639825  10.979737

AMERICAN FUNDS GROWTH-INCOME SUB-ACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                       % CHANGE  ANNUAL   BEGINNING    END OF
                                       IN UNIT  EFFECTIVE OF PERIOD    PERIOD
                                        VALUE     RATE    UNIT VALUE UNIT VALUE
                                       -------- --------- ---------- ----------
   17 years, 10 months ended December
    31, 2001..........................  716.7%    12.4%    1.000000   8.166745
   10 years ended December 31, 2001...  198.0%    11.5%    2.740076   8.166745
   5 years ended December 31, 2001....   68.1%    10.9%    4.859703   8.166745
   3 years ended December 31, 2001....   17.2%     5.4%    6.970603   8.166745
   1 year ended December 31, 2001.....    0.9%     0.9%    8.096386   8.166745

AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUB-ACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                       % CHANGE  ANNUAL   BEGINNING    END OF
                                       IN UNIT  EFFECTIVE OF PERIOD    PERIOD
                                        VALUE     RATE    UNIT VALUE UNIT VALUE
                                       -------- --------- ---------- ----------
   3 years, 8 months ended December
    31, 2001..........................   34.3%     8.3%    1.000000   1.342550
   3 years ended December 31, 2001....   32.5%     9.8%    1.013390   1.342550
   1 year ended December 31, 2001.....  -14.3%   -14.3%    1.566370   1.342550

--------
* Unit values do not reflect the impact of any Contingent Deferred Sales Charge, premium tax charge, or the annual Administration Contract Charge.
** The performance shown for the Lord Abbett Bond Debenture Portfolio's Class B shares is the performance of the Portfolio's predecessor fund (Bond Debenture Portfolio, a series of Cova Series Trust), whose assets were transferred to the Portfolio on February 12, 2001. The performance shown for the predecessor fund has been adjusted to reflect Class B's .25% Rule 12b-1 fee.

JANUS GROWTH SUB-ACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                                        END OF
                                         % CHANGE  ANNUAL   BEGINNING   PERIOD
                                         IN UNIT  EFFECTIVE OF PERIOD    UNIT
                                          VALUE     RATE    UNIT VALUE  VALUE
                                         -------- --------- ---------- --------
   8 months ended December 31, 2001.....  -22.5%   -31.7%    1.000000  0.774690

FRANKLIN TEMPLETON SMALL CAP SUB-ACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                                        END OF
                                         % CHANGE  ANNUAL   BEGINNING   PERIOD
                                         IN UNIT  EFFECTIVE OF PERIOD    UNIT
                                          VALUE     RATE    UNIT VALUE  VALUE
                                         -------- --------- ---------- --------
   8 months ended December 31, 2001.....  -12.0%   -17.4%    1.000000  0.879708

METLIFE MID CAP STOCK INDEX SUB-ACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                                        END OF
                                         % CHANGE  ANNUAL   BEGINNING   PERIOD
                                         IN UNIT  EFFECTIVE OF PERIOD    UNIT
                                          VALUE     RATE    UNIT VALUE  VALUE
                                         -------- --------- ---------- --------
   1 years, 5 months ended December
    31,2001.............................    3.0%     2.0%    1.000000  1.029834
   1 year ended December 31, 2001.......   -2.8%    -2.8%    1.059924  1.029834

STATE STREET RESEARCH AURORA SUB-ACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                                        END OF
                                         % CHANGE  ANNUAL   BEGINNING   PERIOD
                                         IN UNIT  EFFECTIVE OF PERIOD    UNIT
                                          VALUE     RATE    UNIT VALUE  VALUE
                                         -------- --------- ---------- --------
   1 years, 5 months ended December
    31,2001.............................   40.0%    25.3%    1.000000  1.399874
   1 year ended December 31, 2001.......   14.4%    14.4%    1.223867  1.399874

PIMCO TOTAL RETURN SUB-ACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                                        END OF
                                         % CHANGE  ANNUAL   BEGINNING   PERIOD
                                         IN UNIT  EFFECTIVE OF PERIOD    UNIT
                                          VALUE     RATE    UNIT VALUE  VALUE
                                         -------- --------- ---------- --------
   10 months ended December 31, 2001....    7.2%     8.2%    1.000000  1.072133

--------
* Unit values do not reflect the impact of any Contingent Deferred Sales Charge, premium tax charge, or the annual Administration Contract Charge.

PIMCO INNOVATION SUB-ACCOUNT


       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                   BEGINNING  END OF
                                % CHANGE  ANNUAL   OF PERIOD  PERIOD
                                IN UNIT  EFFECTIVE   UNIT      UNIT
                                 VALUE     RATE      VALUE    VALUE
                                -------- --------- --------- --------
      10 months ended December
       31, 2001...............   -39.1%    -43.0%  1.000000  0.609384

MFS RESEARCH INTERNATIONAL SUB-ACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                   BEGINNING  END OF
                                % CHANGE  ANNUAL   OF PERIOD  PERIOD
                                IN UNIT  EFFECTIVE   UNIT      UNIT
                                 VALUE     RATE      VALUE    VALUE
                                -------- --------- --------- --------
      10 months ended December
       31, 2001...............   -15.2%    -17.1%  1.000000  0.847826

MFS MID CAP GROWTH SUB-ACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                   BEGINNING  END OF
                                % CHANGE  ANNUAL   OF PERIOD  PERIOD
                                IN UNIT  EFFECTIVE   UNIT      UNIT
                                 VALUE     RATE      VALUE    VALUE
                                -------- --------- --------- --------
      10 months ended December
       31, 2001...............   -17.6%    -19.7%  1.000000  0.823736

HARRIS OAKMARK LARGE CAP VALUE SUB-ACCOUNT

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                                       END OF
                                        % CHANGE  ANNUAL   BEGINNING   PERIOD
                                        IN UNIT  EFFECTIVE OF PERIOD    UNIT
                                         VALUE     RATE    UNIT VALUE  VALUE
                                        -------- --------- ---------- --------
      3 years, 1 month ended December
       31, 2001........................   14.9%     4.5%    1.000000  1.149030
      3 years ended December 31, 2001..   18.4%     5.8%    0.970802  1.149030
      1 year ended December 31, 2001...   16.6%    16.6%    0.985276  1.149030

--------
* Unit values do not reflect the impact of any Contingent Deferred Sales Charge, premium tax charge, or the annual Administration Contract Charge.

                             CALCULATION OF YIELDS

MONEY MARKET YIELD

  From time to time, we may quote in advertisements and sales literature the current yield for the State Street Research Money Market Sub-Account for a 7-day period in a manner that does not take into consideration any realized or unrealized gains or losses on shares of the underlying Eligible Fund or on its respective portfolio securities. The current yield is computed by: (a) determining the net change (exclusive of realized gains and losses on the sales of securities and unrealized appreciation and depreciation) at the end of the 7-day period in the value of a hypothetical account under a Contract having a balance of one Accumulation Unit at the beginning of the period, (b) dividing such net change in Sub-Account value by the Sub-Account value at the beginning of the period to determine the base period return; and (c) annualizing this quotient on a 365-day basis. The net change in Sub-Account value reflects: (1) net income from the Eligible Fund attributable to the hypothetical account; and (2) charges and deductions imposed under the Contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for: (1) the Variable Account annual expense charge (1.40%); and (2) the annual $30. For purposes of calculating current yield for a Contract, an average per unit Administration Contract Charge is used. Based on our average contract size and surrenders, we have assumed the average per unit Administration Contract Charge to be 0.08%.

  The current yield will be calculated according to the following formula:

                    Current Yield = ((NCF-ES)/UV) X (365/7)

Where:

NCF = the net change in the value of the Eligible Fund (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) for the 7-day period attributable to a hypothetical account having a balance of one Accumulation Unit.

ES = per unit expenses for the hypothetical account for the 7-day period.

UV = the unit value on the first day of the 7-day period.

  The current yield for the State Street Research Money Market Sub-Account for the 7-day period ended December 31, 2001 was 0.12%.

  We may also quote the effective yield of the State Street Research Money Market Sub-Account for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the unannualized base period return according to the following formula:

                Effective Yield = (1 + ((NCF-ES)/UV))365/7 - 1

Where:

NCF = the net change in the value of the Eligible Fund (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) for the 7-day period attributable to a hypothetical account having a balance of one Accumulation Unit.

ES = per unit expenses of the hypothetical account for the 7-day period.

UV = the unit value for the first day of the 7-day period.

  The effective yield for the State Street Research Money Market Sub-Account for the 7-day period ended December 31, 2001 was 0.12%.

  Because of the charges and deductions imposed under the Contract, the yield for the State Street Research Money Market Sub-Account will be lower than the yield for the corresponding underlying Eligible Fund. The yields on amounts held in the State Street Research Money Market Sub-Account normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The actual yield for the Sub-Account is affected by changes in interest rates on money market securities, average portfolio maturity of the underlying Eligible Fund, the types and qualities of portfolio securities held by the Eligible Fund, and the Eligible Fund's operating expenses. Yields on amounts held in the State Street Research Money Market Sub-Account may also be presented for periods other than a 7-day period.

OTHER SUB-ACCOUNT YIELDS

  From time to time, we may quote in sales literature or advertisements the current annualized yield of one or more of the Sub-Accounts (other than the State Street Research Money Market Sub-Account) for a Contract for a 30-day or one-month period. The annualized yield of a Sub-Account refers to income generated by the Sub-Account over a specified 30-day or one-month period. Because the yield is annualized, the yield generated by the Sub-Account during the 30-day or one-month period is assumed to be generated each period over a 12-month period. The yield is computed by: (1) dividing the net investment income of the Eligible Fund attributable to the Sub-Account units less Sub-Account expenses for the period; by (2) the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period; then (3) compounding that yield for a 6-month period; and then
(4) multiplying that result by 2. The charges and deductions include the per unit charges for the hypothetical account for: (1) the Variable Account annual expense charge (1.40%); and (2) the annual $30 Administration Contract Charge. For purposes of calculating the 30-day or one-month yield, an average per unit Administration Contract Charge is used. Based on average contract size and surrenders, we have assumed the average per unit Administration Contract Charge to be 0.08%.

  The 30-day or one-month yield is calculated according to the following formula:

                 Yield = 2 X ((((NI-ES)/(U X UV)) + 1)/6/ - 1)

Where:

NI = net investment income of the Eligible Fund for the 30-day or one-month period attributable to the Sub-Account's units.

ES = expenses of the subaccount for the 30-day or one-month period.

U = the average number of units outstanding.

UV = the Accumulation Unit Value at the close of the last day in the 30-day or one-month period.

  Because of the charges and deductions imposed under the Contracts, the yield for a Sub-Account will be lower than the yield for the corresponding Eligible Fund. The yield on the amounts held in the Sub-Accounts normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. A Sub-Account's actual yield is affected by the types and quality of portfolio securities held by the corresponding Eligible Fund, and its operating expenses.

                             NET INVESTMENT FACTOR

  The Company determines the net investment factor ("Net Investment Factor") for any sub-account on each day on which the New York Stock Exchange is open for trading as follows:

    (1) The Company takes the net asset value per share of the Eligible Fund held in the sub-account determined as of the close of regular trading on the New York Stock Exchange on a particular day;

    (2) Next, the Company adds the per share amount of any dividend or capital gains distribution made by the Eligible Fund since the close of regular trading on the New York Stock Exchange on the preceding trading day.

    (3) This total amount is then divided by the net asset value per share of the Eligible Fund as of the close of regular trading on the New York Stock Exchange on the preceding trading day.

    (4) Finally, the Company subtracts the daily charges for the Administration Asset Charge and Mortality and Expense Risk Charge since the close of regular trading on the New York Stock Exchange on the preceding trading day. (See "Administration Charges, Contingent Deferred Sales Charge and Other Deductions" in the prospectus.) On an annual basis, the total deduction for such charges equals 1.40% of the daily net asset value of the Variable Account.

                               ANNUITY PAYMENTS

  At annuitization, the Contract Value is applied toward the purchase of monthly variable annuity payments. The amount of these payments will be determined on the basis of (i) annuity purchase rates not lower than the rates set forth in the Life Income Tables contained in the Contract that reflect the age of the Payee at annuitization, (ii) the assumed interest rate selected,
(iii) the type of payment option selected, and (iv) the investment performance of the Eligible Fund(s) selected.

  When a variable annuity payment option is selected, the Contract proceeds will be applied at annuity purchase rates, which vary depending on the particular option selected and the age of the Payee, to calculate the basic payment level purchased by the Contract Value. With respect to Contracts issued in New York or Oregon for use in situations not involving an employer-sponsored plan, annuity purchase rates used to calculate the basic payment level will also reflect the sex of the Payee when the annuity payment option involves a life contingency. Under such Contracts, a given Contract Value will produce a higher basic payment level for a male Payee than for a female Payee, reflecting the longer life expectancy of the female Payee. If the Contract Owner has selected an annuity payment option that guarantees that payments will be made for a certain number of years regardless of whether the Payee remains alive, the Contract Value will purchase lower monthly benefits than under a life contingent option.

  The amount of the basic payment level is determined by applying the applicable annuity purchase rate to the amount applied from each sub-account to provide the annuity. This basic payment level is converted into annuity units, the number of which remains constant. Each monthly annuity payment is in an amount equal to that number of annuity units multiplied by the applicable annuity unit value for that payment (described below). The applicable annuity unit value for each sub-account will change from day to day depending upon the investment performance of the sub-account, which in turn depends upon the investment performance of the Eligible Fund in which the sub-account invests.

  The selection of an assumed interest rate ("Assumed Interest Rate") will affect both the basic payment level and the amount by which subsequent payments increase or decrease. The basic payment level is calculated on the assumption that the Net Investment Factors applicable to the Contract will be equivalent on an annual basis to a net investment return at the Assumed Interest Rate. If this assumption is met following the date any payment is determined, then the amount of the next payment will be exactly equal to the amount of the preceding payment. If the actual Net Investment Factors are equivalent to a net investment return greater than the Assumed Interest Rate, the next payment will be larger than the preceding one; if the actual Net Investment Factors are equivalent to a net investment return smaller than the Assumed Interest Rate, then the next payment will be smaller than the preceding payment.

  Unless otherwise provided, the assumed interest rate will be at an annual effective rate of 3.5%. You may select as an alternative an assumed interest rate equal to an annual effective rate of 0% or, if allowed by applicable law or regulation, 5%. A higher assumed interest rate will produce a higher first payment, a more slowly rising series of subsequent payments when the actual net investment performance exceeds the assumed interest rate, and a more rapid drop in subsequent payments when the actual net investment performance is less than the assumed interest rate. A lower assumed interest rate will produce a lower first payment, a more rapidly rising series of subsequent payments when the actual net investment performance exceeds the assumed interest rate, and a less rapid drop in subsequent payments when the actual net investment performance is less than the assumed interest rate.

  The number of annuity units credited under a variable payment option is determined as follows:

    (1) The Contract proceeds are applied at the Company's annuity purchase rates for the selected Assumed Interest Rate to determine the basic payment level. (The amount of Contract Value or Death Proceeds applied will be reduced by any applicable Contingent Deferred Sales Charge, Administration Contract Charge, premium tax charge, and/or any outstanding loan plus accrued interest, as described in the prospectus.)

    (2) The number of annuity units is determined by dividing the amount of the basic payment level by the applicable annuity unit value(s) next determined following the date of application of proceeds.

  The dollar amount of the initial payment will be at the basic payment level. (If the initial payment is due more than 14 days after the proceeds are applied, the Company will add interest to that initial payment.) The dollar amount of each subsequent payment is determined by multiplying the number of annuity units by the applicable annuity unit value which is determined at least 14 days before the payment is due.

  The value of an annuity unit for each sub-account depends on the Assumed Interest Rate and on the Net Investment Factors applicable at the time of valuation. The initial annuity unit values were set at $1.00 effective on or about the date on which shares of the corresponding Eligible Funds were first publicly available. The Net Investment Factor and, therefore, changes in the value of an annuity unit under a variable payment option, reflect the deduction of the Mortality and Expense Risk Charge and Administration Asset Charge. (See "Net Investment Factor" above.)

  The annuity unit value for each sub-account is equal to the corresponding annuity unit value for the sub-account previously determined multiplied by the applicable Net Investment Factor for that sub-account for the New York Stock Exchange trading day then ended, and further multiplied by the assumed interest factor ("Assumed Interest Factor") for each day of the valuation period. The Assumed Interest Factor represents the daily equivalent of the Contract's annual Assumed Interest Rate. In the calculation of annuity unit values, the Assumed Interest Factor has the effect of reducing the Net Investment Factor by an amount equal to the daily equivalent of the Contract's Assumed Interest Rate. The result of this adjustment is that if the Net Investment Factor for a valuation period is greater (when expressed as an annual net investment return) than the Assumed Interest Rate, the annuity unit value will increase. If the Net Investment Factor for the period is less (when expressed as an annual net investment return) than the Assumed Interest Rate, the annuity unit value will decrease. At an Assumed Interest Rate of 3.5%, the Assumed Interest Factor is .9999058. Assumed Interest Factors for other Assumed Interest Rates are computed on a consistent basis.

  Illustrations of annuity income payments under various hypothetical and historical rates appear in the tables below. The monthly equivalents of the hypothetical annual net returns of -2.32% 3.50%, 3.54%, 5.49% and 7.45% shown in the table on page II-33 are -.20%, .29%, .29%, .45% and .60%.

             HYPOTHETICAL ILLUSTRATIONS OF ANNUITY INCOME PAYOUTS

  The following table has been prepared to show how variable annuity income payments under the Contract change with investment performance over an extended period of time. The table illustrates how monthly annuity income payments would vary over time if the return on assets in the selected portfolios were a uniform gross annual rate of 0%, 5.96%, 6%, 8% or 10%. The values would be different from those shown if the returns averaged 0%, 5.96%, 6%, 8% or 10%, but fluctuated over and under those averages throughout the years.

  The table reflects an average daily charge to the sub-accounts for assuming mortality and expense risks, which is equivalent to an annual charge of 1.32% and the daily administrative charge which is equivalent to an annual charge of 0.10%. The average mortality and expense risk charge assumes that the contract value is allocated equally among all the sub-accounts. The amounts shown in the tables also take into account the Eligible Funds' management fees and operating expenses which are assumed to be at an annual rate of .93% of the average daily net assets of the Eligible Funds. Actual fees and expenses of the Eligible Funds associated with your Contract may be more or less than ..93%, will vary from year to year, and will depend on how you allocate your Contract Value. See the section in your current prospectus entitled "Expense Table" for more complete details. The monthly annuity income payments illustrated are on a pre-tax basis. The federal income tax treatment of annuity income considerations is generally described in the section of your current prospectus entitled "Federal Income Tax Status."

  The table shows both the gross rate and the net rate. The difference between gross and net rates represents the assumed 1.42% average mortality and expense risk and administrative charge and the assumed .93% for investment management and operating expenses. Since these charges are deducted daily from assets, the difference between the gross and net rate is not exactly 2.35%.

   The below table assumes that 100% of the Contract Value is allocated to a variable annuity income option. We may illustrate other annuity options such as assuming that 50% of the Contract Value is placed under a fixed annuity income option, using the fixed crediting rate the Company offered on the fixed annuity income option at the date of the illustration. The illustration assumes that the final value of the accumulation account is $100,000 and is applied at age 65 to purchase a life annuity for a guaranteed period of 10 years certain and life thereafter.

  When part of the Contract Value has been allocated to the fixed annuity income option, the guaranteed minimum annuity income payment resulting from this allocation is also shown. The illustrated variable annuity income payments are determined through the use of standard mortality tables and an assumed interest rate of 3.5% per year. Thus, actual performance greater than 3.5% per year will result in increasing annuity income payments and actual performance less than 3.5% per year will result in decreasing annuity income payments. The Company offers alternative Assumed Interest Rates from which you may select. Fixed annuity income payments remain constant. Initial monthly annuity income payments under a fixed annuity income payout are generally higher than initial payments under a variable income payout option.

  The table shows the monthly income payments for several hypothetical constant assumed interest rates. Of course, actual investment performance will not be constant and may be volatile. Actual monthly income amounts would differ from those shown if the actual rate of return averaged the rate shown over a period of years, but also fluctuated above or below those averages for individual contract years. Upon request, and when you are considering an annuity income option, the Company will furnish a comparable illustration based on your individual circumstances.

                         ANNUITY PAY-OUT ILLUSTRATION
                            (100% VARIABLE PAYOUT)

ANNUITANT:                John Doe   GROSS AMOUNT OF CONTRACT VALUE:     $100,000
SEX:                      Unisex     DATE OF ILLUSTRATION:                 1/1/02
ANNUITY OPTION SELECTED:  Life Income with 10 Years Certain*
FREQUENCY OF INCOME PAY-  Monthly
 MENTS:

FIXED MONTHLY ANNUITY INCOME PAYMENT BASED ON CURRENT RATES, IF 100% FIXED ANNUITY OPTION SELECTED WITHIN THE FIRST TWO YEARS: FOR AGE 65: $637.69

FIXED MONTHLY ANNUITY INCOME PAYMENT BASED ON CURRENT RATES, IF 100% FIXED ANNUITY OPTION SELECTED AFTER TWO YEARS: FOR AGE 65: $651.72

ILLUSTRATIVE AMOUNTS BELOW ASSUME THAT 100% OF THE CONTRACT VALUE IS ALLOCATED TO VARIABLE PAYOUT.

ASSUMED INTEREST RATE AT WHICH MONTHLY VARIABLE PAYMENTS REMAIN CONSTANT: 3.5%

VARIABLE MONTHLY ANNUITY INCOME PAYMENT ON THE DATE OF THE
ILLUSTRATION: $526.37

MONTHLY INCOME PAYMENTS WILL VARY WITH INVESTMENT PERFORMANCE. NO MINIMUM DOLLAR AMOUNT IS GUARANTEED.

                            AMOUNT OF FIRST MONTHLY PAYMENT IN YEAR SHOWN
                                 WITH AN ASSUMED RATE OF RETURN OF:
                            ---------------------------------------------
                      GROSS    0%     5.96%      6%       8%       10%
PAYMENT  CALENDAR     ----- ----------------- -------- -------- ---------
 YEAR      YEAR   AGE NET**  -2.32%   3.50%    3.54%    5.49%     7.45%
-------  -------- --- ----- ----------------- -------- -------- ---------
    1      2002    65        $526.87 $ 526.37 $ 526.37 $ 526.37 $  526.37
    2      2003    66         496.76   526.37   526.67   536.50    546.44
    3      2004    67         468.81   526.37   526.76   546.83    567.27
    4      2005    68         442.44   526.37   526.96   557.36    588.90
    5      2006    69         417.55   526.37   527.16   568.09    611.35
   10      2011    74         312.60   526.37   528.15   624.92    737.14
   15      2016    79         234.03   526.37   529.14   687.43    888.50
   20      2021    84         175.20   526.37   530.14   756.20  1,071.66

IT IS EMPHASIZED THAT THE ASSUMED RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE PERFORMANCE. ACTUAL PERFORMANCE RESULTS WILL FLUCTUATE OVER TIME, MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL LIKELY BE BOTH POSITIVE AND NEGATIVE. ACTUAL RATES OF RETURN WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY THE CONTRACT OWNER AND THE VARIOUS RATES OF RETURN OF THE PORTFOLIOS SELECTED. THE AMOUNT OF THE INCOME PAYMENT COULD BE SIGNIFICANTLY DIFFERENT FROM THAT SHOWN IF THE ACTUAL PERFORMANCE AVERAGED THE ASSUMED RATES OF RETURN SHOWN ABOVE OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES THROUGHOUT THE YEARS SHOWN. SINCE IT IS HIGHLY LIKELY THAT THE PERFORMANCE WILL FLUCTUATE FROM MONTH TO MONTH, MONTHLY INCOME (BASED ON THE VARIABLE ACCOUNT) WILL ALSO FLUCTUATE. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE FUNDS THAT THIS HYPOTHETICAL PERFORMANCE CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.
-------
 * Income payments are made during the Annuitant's lifetime. If the Annuitant dies before payments have been made for the 10 Year Certain Period, payments will be continued for the balance of the Certain Period. The cumulative amount of income payments received under the annuity depends on how long the Annuitant lives after the Certain Period. An annuity pools the mortality experience of Annuitants. Annuitants who die earlier, in effect, subsidize the payments for those who live longer.

** The illustrated Net Assumed Rates of Return reflect the deduction of average fund expenses and the average Mortality and Expense Risk and Administration Asset Charge from the Gross Rates of Return.

              HISTORICAL ILLUSTRATIONS OF ANNUITY INCOME PAYOUTS

  The following table has been prepared to show how variable annuity income payments under the Contract change with investment performance over an extended period of time. In comparison with hypothetical illustrations based on a uniform annual rate of return, the table uses historical annual returns to illustrate that monthly annuity income payments vary over time based on fluctuations in annual returns.

  The table reflects the daily charge to the sub-accounts for assuming mortality and expense risks, which is equivalent to an annual charge of 1.30% (1.55% for certain sub-accounts) and the daily administrative charge which is equivalent to an annual charge of 0.10%. The amounts shown in the table also take into account the actual Eligible Funds' management fees and operating expenses. Actual fees and expenses of the Eligible Funds associated with your Contract may be more or less than the historical fees, will vary from year to year, and will depend on how you allocate your Contract Value. See the section in your current prospectus entitled "Expense Table" for more complete details. The monthly annuity income payments illustrated are on a pre-tax basis. The federal income tax treatment of annuity income considerations is generally described in the section of your current prospectus entitled "Federal Income Tax Status."

  The following table assumes that 100% of the Contract Value is allocated to a variable annuity income option, that the final value of the accumulation account is $100,000 and is applied at age 65 to purchase a life annuity for a guaranteed period of 10 years certain and life thereafter. The table assumes that the Annuitant was age 65 in 1983, the year of inception for the State Street Research Bond Income and State Street Research Money Market Series, and that the Annuitant's age has increased by the time the other portfolios became available. The historical variable annuity income payments are based on an assumed interest rate of 3.5% per year. Thus, actual performance greater than 3.5% per year resulted in an increased annuity income payment and actual performance less than 3.5% per year resulted in a decreased annuity income payment. We offer alternative Assumed Interest Rates (AIR) from which you may select: 0% and 5%. An AIR of 0% will result in a lower initial payment than a 3.5% or 5% AIR. Similarly, an AIR of 5% will result in a higher initial payment than a 0% or 3.5% AIR. The illustration is based on the current annuity purchase rates used by the Company. The rates may differ at the time you annuitize.

  The table illustrates the amount of the first monthly payment for each year shown. During each year, the monthly payments would vary to reflect fluctuations in the actual rate of return on the Eligible Funds. Upon request, and when you are considering an annuity income option, we will furnish a comparable illustration based on your individual circumstances.

                    ANNUITY PAY-OUT HISTORICAL ILLUSTRATION
                            (100% VARIABLE PAYOUT)

ANNUITANT:                John Doe   GROSS AMOUNT OF CONTRACT VALUE:     $100,000
SEX:                      Unisex     DATE OF ILLUSTRATION:                 1/1/02
ANNUITY OPTION SELECTED:  Life Income with 10 Years Certain*
FREQUENCY OF INCOME PAY-  Monthly
 MENTS:

FIXED MONTHLY ANNUITY INCOME PAYMENT BASED ON CURRENT RATES, IF 100% FIXED ANNUITY OPTION SELECTED WITHIN THE FIRST TWO YEARS: FOR AGE 65: $664.00; FOR AGE 72: $718.16; FOR AGE 75: $759.82; FOR AGE 80: $833.72; AND FOR AGE 82:
$869.29.

FIXED MONTHLY ANNUITY INCOME PAYMENT BASED ON CURRENT RATES, IF 100% FIXED ANNUITY OPTION SELECTED AFTER TWO YEARS: FOR AGE 65: $651.72; FOR AGE 72:
$733.96; FOR AGE 75: $776.53; FOR AGE 80: $852.06; AND FOR AGE 82: $881.26.

ILLUSTRATIVE AMOUNTS BELOW ASSUME THAT 100% OF THE CONTRACT VALUE IS ALLOCATED TO VARIABLE PAYOUT.

ASSUMED INTEREST RATE AT WHICH MONTHLY VARIABLE PAYMENTS REMAIN CONSTANT:
3.50%.

MONTHLY INCOME PAYMENTS WILL VARY WITH INVESTMENT PERFORMANCE. NO MINIMUM DOLLAR AMOUNT IS GUARANTEED.

              AMOUNT OF FIRST MONTHLY PAYMENT IN YEAR SHOWN WITH
                    100% OF THE CONTRACT VALUE INVESTED IN:

                                                      SALOMON
                       STATE STREET  STATE STREET    STRATEGIC    SALOMON               ALGER     DAVIS
PAYMENT  CALENDAR     RESEARCH MONEY RESEARCH BOND     BOND         U.S.               EQUITY    VENTURE
 YEAR      YEAR   AGE     MARKET        INCOME     OPPORTUNITIES GOVERNMENT BALANCED   GROWTH     VALUE
-------  -------- --- -------------- ------------- ------------- ---------- --------- --------- ---------
    1      1983    65    $526.37       $  526.37
    2      1984    66     533.72          537.92
    3      1985    67     562.97          577.02
    4      1986    68     580.69          652.89
    5      1987    69     590.89          714.32
    6      1988    70     599.72          695.99
    7      1989    71     614.29          718.52
    8      1990    72     639.45          768.78
    9      1991    73     659.11          791.64
   10      1992    74     666.99          889.70
   11      1993    75     659.52          916.87
   12      1994    76     647.04          983.72      $702.52     $702.52   $  702.52 $  702.52 $  702.52
   13      1995    77     640.97          905.75       687.18      701.10      696.22    677.14    672.52
   14      1996    78     645.51        1,045.93       781.63      768.34      827.81    959.34    892.50
   15      1997    79     646.43        1,042.23       851.45      756.14      921.91  1,034.22  1,069.85
   16      1998    80     648.76        1,101.12       901.06      781.43    1,020.47  1,237.89  1,360.75
   17      1999    81     650.65        1,143.97       875.98      801.15    1,060.83  1,742.97  1,483.34
   18      2000    82     650.69        1,084.84       846.64      764.62      959.54  2,227.42  1,660.84
   19      2001    83     658.49        1,117.72       864.80      804.60      896.66  1,831.69  1,732.41
   20      2002    84     652.14        1,158.61       880.08      818.13      816.22  1,535.20  1,466.47


                                                                                                 LEHMAN
                    HARRIS                                            PUTNAM  PUTNAM            BROTHERS            MORGAN
PAY-                OAKMARK   LOOMIS      MFS      MFS        FI     INTERNA-  LARGE            AGGREGATE  METLIFE  STANLEY
MENT  CALENDAR      FOCUSED   SAYLES   INVESTORS RESEARCH STRUCTURED  TIONAL    CAP   JANUS MID   BOND      STOCK    EAFE
YEAR    YEAR   AGE   VALUE   SMALL CAP   TRUST   MANAGERS   EQUITY   STOCK**  GROWTH     CAP      INDEX     INDEX    INDEX
----  -------- --- --------- --------- --------- -------- ---------- -------- ------- --------- --------- --------- -------
  1     1983    65
  2     1984    66
  3     1985    67
  4     1986    68
  5     1987    69
  6     1988    70
  7     1989    71
  8     1990    72                                                                                        $  629.52
  9     1991    73                                                                                           619.99
 10     1992    74                                                                                           764.81
 11     1993    75 $  683.54                              $  683.54                                          780.61
 12     1994    76    759.21 $  702.52                       755.92  $702.52                                 813.00
 13     1995    77    721.41    673.61                       711.54   715.05                                 781.67
 14     1996    78    895.97    826.93                       925.18   723.75                               1,016.97
 15     1997    79  1,003.75  1,029.40                     1,040.77   735.42          $  760.95            1,185.25
 16     1998    80  1,121.99  1,224.52                     1,323.50   691.57             935.37  $780.44   1,488.34 $780.44
 17     1999    81  1,010.61  1,146.88  $799.62  $799.62   1,569.29   706.82           1,219.45   785.43   1,813.75  837.63
 18     2000    82    966.24  1,439.65   796.13   927.32   1,634.98   839.19  $818.27  2,583.74   736.30   2,082.52  993.89
 19     2001    83  1,108.63  1,443.57   757.36   851.34   1,477.41   717.96   578.30  1,688.22   779.77   1,794.03  808.19
 20     2002    84  1,349.58  1,253.84   606.57   641.11   1,211.46   543.13   381.10    997.82   790.59   1,477.47  596.38
PAY-  RUSSELL
MENT   2000
YEAR   INDEX
----  -------
  1
  2
  3
  4
  5
  6
  7
  8
  9
 10
 11
 12
 13
 14
 15
 16   $780.44
 17    817.21
 18    952.71
 19    871.62
 20    829.54

                                   NEUBERGER
                      STATE STREET  BERMAN     LORD              AMERICAN
                        RESEARCH   PARTNERS   ABBETT   AMERICAN    FUNDS   AMERICAN FUNDS
PAYMENT  CALENDAR      INVESTMENT   MID CAP    BOND      FUNDS    GROWTH-   GLOBAL SMALL
 YEAR      YEAR   AGE    TRUST       VALUE   DEBENTURE  GROWTH    INCOME   CAPITALIZATION
-------  -------- --- ------------ --------- --------- --------- --------- --------------
    1      1983    65  $  526.37
    2      1984    66     500.16                       $  539.05 $  539.05
    3      1985    67     477.91                          524.61    561.09
    4      1986    68     612.23                          597.09    730.10
    5      1987    69     641.59                          737.95    845.29
    6      1988    70     653.53                          755.85    805.75
    7      1989    71     686.82                          820.80    873.04
    8      1990    72     862.75                        1,020.31  1,037.33
    9      1991    73     775.74                          924.32    957.43
   10      1992    74     980.93                        1,167.49  1,125.49
   11      1993    75   1,039.90                        1,225.66  1,150.94
   12      1994    76   1,130.67                        1,351.17  1,224.73
   13      1995    77   1,039.81                        1,287.13  1,184.81
   14      1996    78   1,315.53              $741.35   1,625.82  1,493.51
   15      1997    79   1,527.05               809.52   1,746.64  1,680.37
   16      1998    80   1,863.31   $  780.44   889.73   2,154.57  2,004.82   $  780.44
   17      1999    81   2,269.86      832.44   898.41   2,769.30  2,250.01      772.76
   18      2000    82   2,555.54      930.71   883.11   4,139.33  2,377.82    1,405.48
   19      2001    83   2,278.36    1,134.02   846.00   4,109.62  2,439.41    1,114.91
   20      2002    84   1,814.90    1,051.03   836.05   3,196.28  2,377.40      923.29

                       HARRIS           METLIFE FRANKLIN    STATE
                       OAKMARK          MID CAP TEMPLETON  STREET    PIMCO    MFS                   MFS
PAYMENT  CALENDAR     LARGE CAP  JANUS   STOCK  SMALL CAP RESEARCH   TOTAL  MID CAP   PIMCO      RESEARCH
 YEAR      YEAR   AGE   VALUE   GROWTH   INDEX   GROWTH    AURORA   RETURN  GROWTH  INNOVATION INTERNATIONAL
-------  -------- --- --------- ------- ------- --------- --------- ------- ------- ---------- -------------
    1      1983    65
    2      1984    66
    3      1985     6
    4      1986     6
    5      1987    69
    6      1988    70
    7      1989    71
    8      1990    72
    9      1991    73
   10      1992    74
   11      1993    75
   12      1994    76
   13      1995    77
   14      1996    78
   15      1997    79
   16      1998    80  $780.44
   17      1999    81   753.87
   18      2000    82   667.65          $818.27           $  818.27
   19      2001    83   714.17  $836.18  852.71  $836.18     984.61 $836.18 $836.18  $836.18      $836.18
   20      2002    84   804.71   633.00  800.49   718.81   1,088.12  875.16  686.43   605.37       712.58

INVESTMENT PERFORMANCE RESULTS CONTAINED IN THIS REPORT REPRESENT PAST PERFORMANCE AND ARE NOT INDICATIVE OF FUTURE RETURNS. THE PERFORMANCE RESULTS OF A CONTRACT MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY THE CONTRACT OWNER AND THE VARIOUS RATES OF RETURN OF THE ELIGIBLE FUNDS SELECTED, SINCE IT IS HIGHLY LIKELY THAT PERFORMANCE WILL FLUCTUATE FROM MONTH TO MONTH, MONTHLY INCOME (BASED ON THE VARIABLE ACCOUNT) WILL ALSO FLUCTUATE. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE ELIGIBLE FUNDS THAT THESE HISTORICAL RETURNS CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

THE PAYMENTS IN THIS ILLUSTRATION ARE NET OF ALL CHARGES: MORTALITY AND
EXPENSE RISK CHARGE AND ADMINISTRATION ASSET CHARGE (1.40% or 1.65% as applicable), AND, MANAGEMENT FEES AND OTHER EXPENSES (these may vary from year to year). The following expenses are for the year ended December 31, 2001, after giving effect to current expense caps or deferrals: .42% State Street Research Money Market; .49% State Street Research Bond Income; .84% Salomon Brothers Strategic Bond Opportunities; .70% Salomon Brothers U.S. Government; ..83% Balanced; .84% Alger Equity Growth; .83% Davis Venture Value; .87% Harris Oakmark Focused Value; 1.00% Loomis Sayles Small Cap; .90% MFS Investors
Trust; .90% MFS Research Managers; .78% FI Structured Equity; .63% Lehman Brothers Aggregate Bond Index; 1.01% Harris Oakmark Large Cap Value; 1.20% Janus Growth; .99% Janus Mid Cap; .70% MetLife Mid Cap Stock Index; .56% MetLife Stock Index; 1.06% Neuberger Berman Partners Mid Cap Value; 1.00% Putnam Large Cap Growth; 1.30% Franklin Templeton Small Cap Growth; 1.00% Morgan Stanley EAFE Index; 1.16% Putnam International Stock; .80% Russell 2000 Index; .98% State Street Research Aurora; .78% State Street Research
Investment Trust; .95% Lord Abbett Bond Debenture; .90% PIMCO Total Return, 1.05% MFS Mid Cap Growth; 1.35% PIMCO Innovation; 1.25% MFS Research

International; .63% American Funds Growth; .60% American Funds Growth-Income; 1.08% American Funds Global Small Capitalization.
-------
* Income payments are made during the Annuitant's lifetime. If the Annuitant dies before payments have been made for the 10 Year Certain Period, payments will be continued for the balance of the Certain Period. The cumulative amount of income payments received under the annuity depends on how long the Annuitant lives after the Certain Period. An annuity pools the mortality experience of Annuitants. Annuitants who die earlier, in effect, subsidize the payments for those who live longer.
** On December 1, 2000 Putnam International Stock Portfolio was substituted for the Morgan Stanley International Magnum Equity Series, which is no longer available for investment under the Contract. Performance figures for dates on or before December 1, 2000 reflect the performance of the Morgan Stanley International Magnum Equity Series.

                               THE FIXED ACCOUNT

  Unless you request otherwise, a partial surrender will reduce the Contract Value in the sub-accounts of the Variable Account and the Fixed Account proportionately. The annual Administration Contract Charge will be deducted entirely from the Contract Value in the Variable Account, and not from the Contract Value in the Fixed Account or the Company's general account as the result of a loan. (However, that charge is limited to the lesser of $30 and 2% of the total Contract Value, including Contract Value you have allocated to the Fixed Account and any Contract Value held in the Company's general account as the result of a loan.) Except as described below, amounts in the Fixed Account are subject to the same rights and limitations as are amounts in the Variable Account with respect to transfers, surrenders and partial surrenders. The following special rules apply to transfers involving the Fixed Account.

  The amount of Contract Value which you may transfer from the Fixed Account is limited to the greater of: 25% of the Contract Value in the Fixed Account at the end of the first day of the Contract Year, and the amount of Contract Value that was transferred from the Fixed Account in the previous Contract Year (amounts transferred under a DCA program are not included), except with our consent. However these limits do not apply to new deposits to the Fixed Account for which you elected the dollar cost averaging program within 30 days from the date of the deposit. In such case, the amount of Contract Value which you may transfer from the Fixed Account will be the greatest of: a) 25% of the Contract Value in the Fixed Account at the end of the first day of the Contract Year; b) the amount of Contract Value that you transferred from the Fixed Account in the previous Contract Year; or c) the amount of Contract Value in the Fixed Account to be transferred out of the Fixed Account under dollar cost averaging elected on new deposits within 30 days from the date of deposit. We allow one dollar cost averaging program to be active at a time. Therefore, if you transfer pre-existing assets (corresponding to Contract Value for which the dollar cost averaging program was not elected within 30 days from the date of each deposit) out of the Fixed Account under the dollar cost averaging program and would like to transfer up to 100% of new deposits under the program, then the dollar cost averaging program on the pre-existing assets will be canceled and a new program will begin with respect to new deposits. In this case, the pre-existing assets may still be transferred out of the Fixed Account, however, not under a dollar cost averaging program, subject to the limitations on transfers generally out of the Fixed Account. (Also, after you make the transfer, the Contract Value may not be allocated among more than twenty of the sub-accounts and/or the Fixed Account.) We intend to restrict purchase payments and transfers of Contract Value into the Fixed Account: (1) if the interest rate which we would credit to the deposit would be equivalent to an annual effective rate of 3%; or (2) if the total Contract Value in the Fixed Account exceeds a maximum amount published by us (currently $500,000). (For Contracts issued in Maryland, we reserve the right to restrict such purchase payments and transfers if the total Contract Value in the Fixed Account equals or exceeds $500,000.) In addition, we intend to restrict transfers of Contract Value into the Fixed Account, and reserve the right to restrict purchase payments and loan prepayments into the Fixed Account, for 180 days following a transfer or loan out of the Fixed Account.

  If any portion of a Contract loan was attributable to Contract Value in the Fixed Account, then you must allocate an equal portion of each loan repayment to the Fixed Account. (For example, if 50% of the loan was attributable to your Fixed Account Contract Value, then you must allocate 50% of each loan repayment to the Fixed Account.) Similarly, unless you request otherwise, we will allocate the balance of the loan repayment to the sub-accounts in the same proportions in which the loan was attributable to the sub-accounts. See "Loan Provision for Certain Tax Benefited Retirement Plans." The rate of interest for each loan repayment applied to the Fixed Account will be the lesser of:
(1) the rate the borrowed money was receiving at the time the loan was made from the Fixed Account; and (2) the interest rate set by us in advance for that date. If the loan is being prepaid, however, and prepayments into the Fixed Account are restricted as described above, the portion of the loan prepayment that would have been allocated to the Fixed Account will be allocated to the State Street Research Money Market Sub-Account instead.

  We reserve the right to delay transfers, surrenders, partial surrenders and Contract loans from the Fixed Account for up to six months.

                                    EXPERTS

  The financial statements of New England Variable Annuity Separate Account of New England Life Insurance Company ("NELICO") and the consolidated financial statements of NELICO and subsidiaries included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

                                 LEGAL MATTERS

  Legal matters in connection with the Contracts described in this registration statement have been passed on by Anne Goggin, General Counsel of the Company. Sutherland Asbill & Brennan LLP, Washington, D.C., has provided advice on certain matters relating to the Federal securities laws.

  The SEC requires the Eligible Funds' Board of Trustees (or Directors) to monitor events to identify conflicts that may arise from the sale of shares to variable life and variable annuity separate accounts of affiliated and, if applicable, unaffiliated insurance companies and to Qualified Plans, if applicable. Conflicts could arise as a result of changes in state insurance law or Federal income tax law, changes in investment management of any portfolio of the Eligible Funds, or differences between voting instructions given by variable life and variable annuity contract owners and Qualified Plans for example. If there is a material conflict, the Boards of Trustees (or Directors) will have an obligation to determine what action should be taken, including the removal of the affected sub-account(s) from the Eligible Fund(s), if necessary. If the Company believes any Eligible Fund action is insufficient, the Company will consider taking other action to protect Contract Owners. There could, however, be unavoidable delays or interruptions of operations of the Variable Account that the Company may be unable to remedy.

  If mandated under applicable law, we may be required to reject a purchase payment. We may also be required to block a Contract Owner's account and thereby refuse to pay any request for transfers, surrenders, loans, or death benefits, until instructions are received from the appropriate regulator.

                                  APPENDIX A

                    ADVERTISING AND PROMOTIONAL LITERATURE

  Advertising and promotional literature prepared by NELICO for products it issues or administers may include references to MetLife Advisers, LLC or its affiliates, such as State Street Research & Management Company.

  NELICO's advertising and promotional literature may include references to other NELICO affiliates. References may also be made to NELICO's parent company, MetLife and the services it provides to the Metropolitan Series Fund, Inc.

  References to subadvisers unaffiliated with MetLife Advisers or NELICO that perform subadvisory functions on behalf of New England Zenith Fund ("Zenith Fund"), the Metropolitan Series Fund, Inc. ("Metropolitan Fund"), the Met Investors Series Trust or the American Funds Insurance Series and their respective fund groups may be contained in NELICO's advertising and promotional literature including, but not limited to, Fred Alger Management, Inc., Davis Selected Advisers, L.P., Salomon Brothers Asset Management Inc. and Putnam Investment Management, LLC.

  NELICO's advertising and promotional material may include, but is not limited to, discussions of the following information about both affiliated and unaffiliated entities:

  . Specific and general assessments and forecasts regarding the U.S.
    economy, world economies, the economics of specific nations and their impact on the Series

  . Specific and general investment emphasis, specialties, fields of expertise, competencies, operations and functions

  . Specific and general investment philosophies, strategies, processes, techniques and types of analysis

  . Specific and general sources of information, economic models, forecasts and data services utilized, consulted or considered in the course of providing advisory or other services

  . The corporate histories, founding dates and names of founders of the entities

  . Awards, honors and recognition given to the firms

  . The names of those with ownership interest and the percentage of ownership

  . The industries and sectors from which clients are drawn and specific client names and background information on current individual, corporate and institutional clients, including pension and profit sharing plans

  . Current capitalization, levels of profitability and other financial and statistical information

  . Identification of portfolio managers, researchers, economists, principals and other staff members and employees

  . The specific credentials of the above individuals, including, but not limited to, previous employment, current and past positions, titles and duties performed, industry experience, educational background and degrees, awards and honors

  . Current and historical statistics about:

   - total dollar amount of assets managed
   - MetLife Advisers assets managed in total and/or by Series or Portfolio
   - the growth of assets
   - asset types managed
   - numbers of principal parties and employees, and the length of their tenure, including officers, portfolio managers, researchers, economists, technicians and support staff
   - the above individuals' total and average number of years of industry experience and the total and average length of their service to the adviser or the subadviser.

  . The general and specific strategies applied by the advisers in the management of the Zenith Fund's series and Metropolitan Fund's portfolios including, but not limited to:

   - the pursuit of growth, value, income oriented, risk management or other strategies
   - the manner and degree to which the strategy is pursued
   - whether the strategy is conservative, moderate or extreme and an explanation of other features, attributes
   - the types and characteristics of investments sought and specific portfolio holdings
   - the actual or potential impact and result from strategy implementation
   - through its own areas of expertise and operations, the value added by subadvisers to the management process
   - the disciplines it employs, e.g., in the case of Loomis Sayles, the strict buy/sell guidelines and focus on sound value it employs, and goals and benchmarks that it establishes in management
   - the systems utilized in management, the features and characteristics of those systems and the intended results from such computer analysis, e.g., an advisers' or subadvisers' effort to identify overvalued and undervalued issues.

  . Specific and general references to portfolio managers and funds that they serve as portfolio manager of, other than Eligible Funds of the Zenith Fund, Metropolitan Fund, Met Investors Series Trust or American Funds Insurance Series and those families of funds. Any such references will indicate that the Zenith Fund, Metropolitan Fund, Met Investors Series Trust or American Funds Insurance Series and the other funds of the managers differ as to performance, objectives, investment restrictions and limitations, portfolio composition, asset size and other characteristics, including fees and expenses. References may also be made to industry rankings and ratings of Eligible Funds and other funds managed by the Eligible Funds adviser and subadvisers, including, but not limited to, those provided by Morningstar, Lipper Analytical Services, Forbes and Worth.

  New England Securities Corporation an indirect subsidiary of NELICO, may be referenced in Eligible Fund advertising and promotional literature concerning the marketing services it provides.

  Additional information contained in advertising and promotional literature may include: rankings and ratings of the Eligible Funds including, but not limited to, those of Morningstar and Lipper Analytical Services; statistics about the advisers', fund groups' or a specific fund's assets under management; the histories of the advisers and biographical references to portfolio managers and other staff including, but not limited to, background, credentials, honors, awards and recognition received by the advisers and their personnel; and commentary about the advisers, their funds and their personnel from third-party sources including newspapers, magazines, periodicals, radio, television or other electronic media.

  References to the Eligible Funds may be included in NELICO's advertising and promotional literature about its 401(k) and retirement plans. The information may include, but is not limited to:

  . Specific and general references to industry statistics regarding 401(k) and retirement plans including historical information and industry trends and forecasts regarding the growth of assets, numbers of plans, funding vehicles, participants, sponsors and other demographic data relating to plans, participants and sponsors, third party and other administrators, benefits consultants and firms and other organizations involved in 401(k) and retirement programs with whom NELICO may or may not have a relationship.

  . Specific and general reference to comparative ratings, rankings and other forms of evaluation as well as statistics regarding the NELICO as a 401(k) or retirement plan funding vehicle produced by, including, but not limited to, Access Research, Dalbar, Investment Company Institute and other industry authorities, research organizations and publications.

  . Specific and general discussion of economic, legislative, and other environmental factors affecting 401(k) and retirement plans, including, but not limited to, statistics, detailed explanations or broad summaries of:

   - past, present and prospective tax regulation, Internal Revenue Service requirements and rules, including, but not limited to, reporting standards, minimum distribution notices, Form 5500, Form 1099R and other relevant forms and documents, Department of Labor rules and standards and other regulation. This includes past, current and future initiatives, interpretive releases and positions of regulatory authorities about the past, current or future eligibility, availability, operations, administration, structure, features, provisions or benefits of 401(k) and retirement plans
   - information about the history, status and future trends of Social Security and similar government benefit programs including, but not limited to, eligibility and participation, availability, operations and administration, structure and design, features, provisions, benefits and costs
   -  current and prospective ERISA regulation and requirements.

  . Specific and general discussion of the benefits of 401(k) investment and retirement plans, and, in particular, the NELICO 401(k) and retirement plans, to the participant and plan sponsor, including explanations, statistics and other data, about:

   - increased employee retention
   - reinforcement or creation of morale
   - deductibility of contributions for participants
   - deductibility of expenses for employers
   - tax deferred growth, including illustrations and charts
   - loan features and exchanges among accounts
   - educational services materials and efforts, including, but not limited to, videos, slides, presentation materials, brochures, an investment calculator, payroll stuffers, quarterly publications, releases and information on a periodic basis and the availability of wholesalers and other personnel.

  . Specific and general reference to the benefits of investing in mutual funds for 401(k) and retirement plans, and, in particular, the Fund and investing in NELICO's 401(k) and retirement plans, including, but not limited to:

   - the significant economies of scale experienced by mutual fund companies in the 401(k) and retirement benefits arena
   -  broad choice of investment options and competitive fees
   - plan sponsor and participant statements and notices
   - the plan prototype, summary descriptions and board resolutions
   - plan design and customized proposals
   - trusteeship, record keeping and administration
   - the services of State Street Bank, including, but not limited to, trustee services and tax reporting
   - the services of Boston Financial Data Services, including, but not limited to, mutual fund processing support, participant 800 numbers and participant 401(k) statements
   - the services of Trust Consultants Inc., including, but not limited to, sales support, plan record keeping, document service support, plan sponsor support, compliance testing and Form 5500 preparation.

  . Specific and general reference to the role of the investment dealer and the benefits and features of working with a financial professional including:

   - access to expertise on investments
   - assistance in interpreting past, present and future market trends and economic events
   - providing information to clients including participants during enrollment and on an ongoing basis after participation
   - promoting and understanding the benefits of investing, including mutual fund diversification and professional management.

New England Variable Annuity Separate Account of
New England Life Insurance Company

Independent Auditors' Report

To the Contract Owners of New England Variable Annuity Separate Account of New England Life Insurance Company:

We have audited the accompanying statement of assets and liabilities and the related statement of operations of the New England Variable Annuity Separate Account (comprised of the following Sub-Accounts: State Street Research Bond Income, State Street Research Money Market, Harris Oakmark Mid Cap Value, Westpeak Growth and Income, Loomis Sayles Small Cap, Solomon Brothers U.S. Government, Balanced, Alger Equity Growth, Davis Venture Value, Salomon Brothers Strategic Bond Opportunities, MFS Investors, MFS Research Managers, Janus Mid Cap, Janus Growth, Putnam Large Cap Growth, Putnam International Stock, Russell 2000 Index, State Street Research Aurora Small Cap Value, State Street Research Investment Trust, MetLife Stock Index, MetLife Mid Cap Stock Index, Lehman Brothers Aggregate Bond Index, Morgan Stanley EAFE Index, Neuberger Berman Partners Mid Cap, Franklin Templeton Small Cap Growth, Lord Abbett Bond Debenture, PIMCO Total Return, PIMCO Innovation, MFS Mid Cap Growth, MFS Research International, American Funds Growth, American Funds Growth-Income, and American Funds Global Small Capitalization) of New England Life Insurance Company as of and for the year ended December 31, 2001, and the related statements of changes in net assets for each of the two years in the period then ended for all Sub-Accounts. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatements. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position and the results of operations of the respective aforementioned Sub-Accounts comprising the New England Variable Annuity Separate Account of New England Life Insurance Company as of and for the year ended December 31, 2001, and the changes in their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
April 22, 2002

New England Variable Annuity Separate Account of
New England Life Insurance Company
 Statement of Assets and Liabilities

December 31, 2001



                                                                              New England Zenith Fund
                                                       ---------------------------------------------------------------------
                                                           Bond          Bond         Money          Money         Midcap
                                                          Income        Income        Market        Market         Value
                                                         Class A       Class B       Class A        Class B       Class A
                                                           Sub-          Sub-          Sub-          Sub-           Sub-
                                                         Account       Account       Account        Account       Account
                                                       ------------   ----------   ------------   -----------   ------------
Assets
 Investments in New England Zenith Fund, Metropolitan
  Series Fund, Met Investors Series Trust and
  American Funds, at value (Note 2)..................  $130,591,615   $7,829,574   $106,848,024   $15,238,231   $119,425,858




                                                                Shares         Cost
                                                              ----------   -------------
State Street Research Bond Income Series Class A.............   1,194,472     130,735,634
State Street Research Bond Income Series Class B.............      72,029       7,830,993
State Street Research Money Market Series Class A............   1,068,480     106,848,024
State Street Research Money Market Series Class B............     152,382      15,238,231
Harris Oakmark Midcap Value Series Class A...................     641,764     100,639,962
Harris Oakmark Midcap Value Series Class E...................      54,705       9,571,166
Westpeak Growth and Income Series Class A....................     934,776     189,449,770
Westpeak Growth and Income Series Class E....................       9,706       1,490,772
Loomis Sayles Small Cap Series Class A.......................     754,320     133,989,325
Loomis Sayles Small Cap Series Class E.......................      12,102       2,029,018
Salomon Brothers U.S. Government Series Class A..............   4,887,984      56,463,287
Salomon Brothers U.S. Government Series Class E..............     518,790       6,223,647
Balanced Series Class A......................................   7,157,918     104,137,584
Balanced Series Class E......................................     124,363       1,528,487
Alger Equity Growth Series Class A...........................  14,401,096     356,139,152
Alger Equity Growth Series Class E...........................     238,284       4,794,004
Davis Venture Value Series Class A...........................  13,473,459     309,210,387
Davis Venture Value Series Class E...........................     474,732      10,711,876
Solomon Brothers Bond Opportunities Series Class A...........   6,248,785      73,577,618
Solomon Brothers Bond Opportunities Series Class E...........     215,782       2,405,821
MFS Investors Series Class A.................................   1,725,757      17,215,488
MFS Investors Series Class E.................................      82,760         690,879
MFS Research Managers Series Class A.........................   3,037,467      37,874,949
MFS Research Managers Series Class E.........................      41,703         368,780
Janus Mid Cap Portfolio Class B..............................     675,453      11,784,874
Janus Growth Portfolio Class B...............................     358,324       2,860,461
Putnam Large Cap Growth Portfolio Class A....................   2,580,450      20,488,536
Putnam Large Cap Growth Portfolio Class E....................     204,243       1,075,395
Putnam International Stock Portfolio Class A.................   7,010,896      86,198,422
Putnam International Stock Portfolio Class E.................     223,488       2,076,650
Russell 2000 Index Portfolio Class B.........................     585,367       5,838,719
State Street Research Aurora Small Cap Value Portfolio
 Class A.....................................................   2,045,173      27,785,864
State Street Research Aurora Small Cap Value Portfolio
 Class E.....................................................     466,618       6,069,474
State Street Research Investment Trust Portfolio Class B.....      98,381       2,496,847
MetLife Stock Index Portfolio Class B........................     462,144      14,290,311
MetLife Mid Cap Stock Index Portfolio Class B................     415,491       4,187,207
Lehman Brothers Aggregate Bond Index Portfolio Class B.......   1,344,339      13,698,221
Morgan Stanley EAFE Index Portfolio Class B..................     406,233       3,767,522
Neuberger Berman Partners Mid Cap Value Portfolio Class B....     143,555       1,985,773
Franklin Templeton Small Cap Growth Portfolio Class B........     445,628       3,837,627
Lord Abbett Bond Debenture Portfolio Class B.................     286,021       3,201,692
PIMCO Total Return Portfolio Class B.........................   1,544,224      16,132,680
PIMCO Innovation Portfolio Class B...........................     393,868       2,685,828
MFS Mid Cap Growth Portfolio Class B.........................     364,807       2,946,734
MFS Research International Portfolio Class B.................     189,919       1,624,178
American Funds Growth Fund Class 2...........................     524,917      23,474,727
American Funds Growth-Income Fund Class 2....................     764,471      23,954,298
American Funds Global Small Capitalization Fund Class 2......     295,942       3,113,357
                                                                            -------------
     Total...................................................               1,964,740,251
                                                                            =============




                                                                              New England Zenith Fund
                                                       ---------------------------------------------------------------------
                                                           Bond          Bond         Money          Money         Midcap
                                                          Income        Income        Market        Market         Value
                                                         Class A       Class B       Class A        Class B       Class A
                                                           Sub-          Sub-          Sub-          Sub-           Sub-
                                                         Account       Account       Account        Account       Account
                                                       ------------   ----------   ------------   -----------   ------------
 Amount due and accrued from contract-related
  transactions, net..................................      (183,254)     101,930        (60,866)      151,055       (387,231)
 Dividends receivable................................            --           --        168,260            --             --
                                                       ------------   ----------   ------------   -----------   ------------
   Total Assets......................................   130,408,361    7,931,504    106,955,418    15,389,286    119,038,627
Liabilities
 Due to (from) New England Life Insurance Company....       275,995          472       (727,193)      (17,258)       143,299
                                                       ------------   ----------   ------------   -----------   ------------
Net Assets...........................................  $130,132,366   $7,931,032   $107,682,611   $15,406,544   $118,895,328
                                                       ============   ==========   ============   ===========   ============
Net Assets consist of:
 Net Assets attributable to Variable Annuity
  Contracts..........................................  $126,649,695   $7,931,032   $107,022,134   $15,406,544   $117,324,713
 Annuity Reserves (Note 7)...........................     3,482,671           --        660,477            --      1,570,615
                                                       ------------   ----------   ------------   -----------   ------------
Total Net Assets.....................................  $130,132,366   $7,931,032   $107,682,611   $15,406,544   $118,895,328
                                                       ============   ==========   ============   ===========   ============


                       See Notes to Financial Statements





                                                         New England Zenith Fund
    -------------------------------------------------------------------------------------------------------------------------------
      Midcap      Growth and   Growth and                               U.S.         U.S.                                 Equity
       Value        Income       Income     Small Cap    Small Cap   Government   Government   Balanced     Balanced      Growth
      Class E      Class A      Class E      Class A      Class E      Class A     Class E      Class A     Class E      Class A
       Sub-          Sub-         Sub-         Sub-         Sub-        Sub-         Sub-        Sub-         Sub-         Sub-
      Account      Account      Account      Account      Account      Account     Account      Account     Account      Account
    -----------  ------------  ----------  ------------  ----------  -----------  ----------  -----------  ----------  ------------
    $10,129,191  $146,301,801  $1,516,841  $133,710,850  $2,142,488  $58,460,291  $6,209,921  $89,044,499  $1,545,828  $298,678,735

        155,363       117,726       9,904      (273,688)     (5,664)    (204,075)     83,311         (462)     36,862       (25,017)
             --            --          --            --          --           --          --           --          --            --
    -----------  ------------  ----------  ------------  ----------  -----------  ----------  -----------  ----------  ------------
     10,284,554   146,419,527   1,526,745   133,437,162   2,136,824   58,256,216   6,293,232   89,044,037   1,582,690   298,653,718
            286       171,600         417       163,930         561       68,180         216      104,243         532       419,002
    -----------  ------------  ----------  ------------  ----------  -----------  ----------  -----------  ----------  ------------
    $10,284,268  $146,247,927  $1,526,328  $133,273,232  $2,136,263  $58,188,036  $6,293,016  $88,939,794  $1,582,158  $298,234,716
    ===========  ============  ==========  ============  ==========  ===========  ==========  ===========  ==========  ============
    $10,284,268  $142,427,828  $1,526,328  $131,742,003  $2,136,263  $56,558,544  $6,293,016  $87,155,416  $1,582,158  $294,216,835
             --     3,820,099         --      1,531,229          --    1,629,492         --     1,784,378          --     4,017,881
    -----------  ------------  ----------  ------------  ----------  -----------  ----------  -----------  ----------  ------------
    $10,284,268  $146,247,927  $1,526,328  $133,273,232  $2,136,263  $58,188,036  $6,293,016  $88,939,794  $1,582,158  $298,234,716
    ===========  ============  ==========  ============  ==========  ===========  ==========  ===========  ==========  ============


                       See Notes to Financial Statements

New England Variable Annuity Separate Account of
New England Life Insurance Company
 Statement of Assets and Liabilities

December 31, 2001


                                                                                          New England Zenith Fund
                                                       --------------------------------------------------------------------
                                                         Equity      Venture       Venture       Bond           Bond
                                                         Growth       Value         Value    Opportunities  Opportunities
                                                        Class E      Class A       Class E      Class A        Class E
                                                          Sub-         Sub-         Sub-         Sub-           Sub-
                                                        Account      Account       Account      Account        Account
                                                       ----------  ------------  ----------- -------------  -------------
Assets
 Investments in New England Zenith Fund, Metropolitan
  Series Fund, Met Investors Series Trust and
  American Funds, at value (Note 2)..................  $4,918,188  $315,144,204  $11,084,982  $70,111,371    $2,421,073

                                                       New England Zenith Fund
                                                       ------------------------
                                                         Investors    Investors
                                                          Class A      Class E
                                                           Sub-         Sub-
                                                          Account      Account
                                                        -----------   ---------
Assets
 Investments in New England Zenith Fund, Metropolitan
  Series Fund, Met Investors Series Trust and
  American Funds, at value (Note 2)..................   $14,789,739   $709,252



                                              Shares         Cost
                                            ----------   -------------
State Street Research Bond Income
 Series Class A...........................   1,194,472     130,735,634
State Street Research Bond Income
 Series Class B...........................      72,029       7,830,993
State Street Research Money Market
 Series Class A...........................   1,068,480     106,848,024
State Street Research Money Market
 Series Class B...........................     152,382      15,238,231
Harris Oakmark Midcap Value Series
 Class A..................................     641,764     100,639,962
Harris Oakmark Midcap Value Series
 Class E..................................      54,705       9,571,166
Westpeak Growth and Income Series
 Class A..................................     934,776     189,449,770
Westpeak Growth and Income Series
 Class E..................................       9,706       1,490,772
Loomis Sayles Small Cap Series Class A....     754,320     133,989,325
Loomis Sayles Small Cap Series Class E....      12,102       2,029,018
Salomon Brothers U.S. Government
 Series Class A...........................   4,887,984      56,463,287
Salomon Brothers U.S. Government
 Series Class E...........................     518,790       6,223,647
Balanced Series Class A...................   7,157,918     104,137,584
Balanced Series Class E...................     124,363       1,528,487
Alger Equity Growth Series Class A........  14,401,096     356,139,152
Alger Equity Growth Series Class E........     238,284       4,794,004
Davis Venture Value Series Class A........  13,473,459     309,210,387
Davis Venture Value Series Class E........     474,732      10,711,876
Solomon Brothers Bond Opportunities
 Series Class A...........................   6,248,785      73,577,618
Solomon Brothers Bond Opportunities
 Series Class E...........................     215,782       2,405,821
MFS Investors Series Class A..............   1,725,757      17,215,488
MFS Investors Series Class E..............      82,760         690,879
MFS Research Managers Series Class A......   3,037,467      37,874,949
MFS Research Managers Series Class E......      41,703         368,780
Janus Mid Cap Portfolio Class B...........     675,453      11,784,874
Janus Growth Portfolio Class B............     358,324       2,860,461
Putnam Large Cap Growth Portfolio
 Class A..................................   2,580,450      20,488,536
Putnam Large Cap Growth Portfolio
 Class E..................................     204,243       1,075,395
Putnam International Stock Portfolio
 Class A..................................   7,010,896      86,198,422
Putnam International Stock Portfolio
 Class E..................................     223,488       2,076,650
Russell 2000 Index Portfolio Class B......     585,367       5,838,719
State Street Research Aurora Small
 Cap Value Portfolio Class A..............   2,045,173      27,785,864
State Street Research Aurora Small
 Cap Value Portfolio Class E..............     466,618       6,069,474
State Street Research Investment
 Trust Portfolio Class B..................      98,381       2,496,847
MetLife Stock Index Portfolio Class B.....     462,144      14,290,311
MetLife Mid Cap Stock Index Portfolio.....
 Class B..................................     415,491       4,187,207
Lehman Brothers Aggregate Bond Index
 Portfolio Class B........................   1,344,339      13,698,221
Morgan Stanley EAFE Index Portfolio
 Class B..................................     406,233       3,767,522
Neuberger Berman Partners Mid Cap
 Value Portfolio Class B..................     143,555       1,985,773
Franklin Templeton Small Cap Growth
 Portfolio Class B........................     445,628       3,837,627
Lord Abbett Bond Debenture Portfolio
 Class B..................................     286,021       3,201,692
PIMCO Total Return Portfolio Class B......   1,544,224      16,132,680
PIMCO Innovation Portfolio Class B........     393,868       2,685,828
MFS Mid Cap Growth Portfolio Class B           364,807       2,946,734
MFS Research International Portfolio
 Class B..................................     189,919       1,624,178
American Funds Growth Fund Class 2........     524,917      23,474,727
American Funds Growth-Income Fund
 Class 2..................................     764,471      23,954,298
American Funds Global Small
 Capitalization Fund Class 2..............     295,942       3,113,357
                                                         -------------
     Total................................               1,964,740,251
                                                         =============



 Amount due and accrued from contract-related
  transactions, net..................................      75,338       (196,482)      246,201     (260,351)       15,322
 Dividends receivable................................          --             --            --           --            --
                                                       ----------   ------------   -----------   -----------   ----------
   Total Assets......................................   4,993,526    314,947,722    11,331,183   69,851,020     2,436,395
Liabilities
 Due to (from) New England Life Insurance Company....         669        426,101           357       83,272           305
                                                       ----------   ------------   -----------   -----------   ----------
Net Assets...........................................  $4,992,857   $314,521,621   $11,330,826   $69,767,748   $2,436,090
                                                       ==========   ============   ===========   ===========   ==========
Net Assets consist of:
 Net Assets attributable to Variable Annuity
  Contracts..........................................  $4,992,857   $309,784,305   $11,330,826   $67,847,195   $2,436,090
 Annuity Reserves (Note 7)...........................          --      4,737,316            --    1,920,553            --
                                                       ----------   ------------   -----------   -----------   ----------
Total Net Assets.....................................  $4,992,857   $314,521,621   $11,330,826   $69,767,748   $2,436,090
                                                       ==========   ============   ===========   ===========   ==========

 Amount due and accrued from contract-related
  transactions, net..................................        16,601      9,491
 Dividends receivable................................            --         --
                                                        -----------   --------
   Total Assets......................................    14,806,340    718,743
Liabilities
 Due to (from) New England Life Insurance Company....       (87,705)       515
                                                        -----------   --------
Net Assets...........................................   $14,894,045   $718,228
                                                        ===========   ========
Net Assets consist of:
 Net Assets attributable to Variable Annuity
  Contracts..........................................   $14,727,261   $718,228
 Annuity Reserves (Note 7)...........................       166,784         --
                                                        -----------   --------
Total Net Assets.....................................   $14,894,045   $718,228
                                                        ===========   ========

                       See Notes to Financial Statements




    New England Zenith Fund                                                      Metropolitan Series Fund
    ------------------------   -------------------------------------------------------------------------------------
      Research     Research                               Large Cap    Large Cap    International   International
      Managers     Managers     Mid Cap       Growth       Growth        Growth         Stock           Stock
      Class A       Class E     Class B      Class B       Class A      Class E        Class A         Class E
        Sub-         Sub-         Sub-         Sub-         Sub-          Sub-          Sub-            Sub-
      Account       Account     Account      Account       Account      Account        Account         Account
    ------------   ---------   ----------   ----------   -----------   ----------   -------------   -------------


    $27,458,705    $375,745    $9,794,064   $2,802,094   $13,031,271   $1,029,384    $66,463,293     $2,107,492



---------------------------------------
Russell 2000     Aurora        Aurora
   Index        Small Cap    Small Cap
  Class B        Class A      Class E
    Sub-          Sub-          Sub-
  Account        Account      Account
------------   -----------   ----------


 $6,046,841    $28,898,300   $6,588,645




            40,944          1,137        113,110         4,093         26,450        6,165         168,522         17,300
                --             --             --            --             --           --              --             --
       -----------       --------     ----------    ----------    -----------   ----------     -----------     ----------
        27,499,649        376,882      9,907,174     2,806,187     13,057,721    1,035,549      66,631,815      2,124,792
           135,327          1,020         10,890         2,086         15,028          468          79,944            481
       -----------       --------     ----------    ----------    -----------   ----------     -----------     ----------
       $27,364,322       $375,862     $9,896,284    $2,804,101    $13,042,693   $1,035,081     $66,551,871     $2,124,311
       ===========       ========     ==========    ==========    ===========   ==========     ===========     ==========
       $27,053,091       $375,862     $9,884,085    $2,804,101    $12,903,057   $1,035,081     $65,858,610     $2,124,311
           311,231             --         12,199            --        139,636           --         693,261             --
       -----------       --------     ----------    ----------    -----------   ----------     -----------     ----------
       $27,364,322       $375,862     $9,896,284    $2,804,101    $13,042,693   $1,035,081     $66,551,871     $2,124,311
       ===========       ========     ==========    ==========    ===========   ==========     ===========     ==========




     (2,910)       (12,054)      46,919
         --             --           --
 ----------    -----------   ----------
  6,043,931     28,886,246    6,635,564
      6,620         34,465          631
 ----------    -----------   ----------
 $6,037,311    $28,851,781   $6,634,933
 ==========    ===========   ==========
 $6,035,398    $28,417,704   $6,634,933
      1,913        434,077           --
 ----------    -----------   ----------
 $6,037,311    $28,851,781   $6,634,933
 ==========    ===========   ==========

                       See Notes to Financial Statements

New England Variable Annuity Separate Account of
New England Life Insurance Company
 Statement of Assets and Liabilities

December 31, 2001




                                                                       Metropolitan Series Fund
                                                       ------------------------------------------------------
                                                       Investment      Stock        Mid Cap      Aggregate
                                                         Trust         Index      Stock Index   Bond Index
                                                        Class B       Class B       Class B       Class B
                                                          Sub-         Sub-          Sub-          Sub-
                                                        Account       Account       Account       Account
                                                       ----------   -----------   -----------   -----------
Assets
 Investments in New England Zenith Fund, Metropolitan
  Series Fund, Met Investors Series Trust and
  American Funds, at value (Note 2)..................  $2,538,242   $13,878,188   $4,333,570    $13,927,353





                                                               Metropolitan Series Fund
                                                          ------------------------------------
                                                             EAFE       Mid Cap     Small Cap
                                                            Index        Value        Growth
                                                           Class B      Class B      Class B
                                                             Sub-         Sub-         Sub-
                                                           Account      Account      Account
                                                          ----------   ----------   ----------
Assets
 Investments in New England Zenith Fund, Metropolitan
  Series Fund, Met Investors Series Trust and
  American Funds, at value (Note 2)..................     $3,517,973   $2,027,003   $3,957,174



                                         Shares         Cost
                                       ----------   -------------


State Street Research Bond Income
 Series Class A......................   1,194,472     130,735,634
State Street Research Bond Income
 Series Class B......................      72,029       7,830,993
State Street Research Money Market
 Series Class A......................   1,068,480     106,848,024
State Street Research Money Market
 Series Class B......................     152,382      15,238,231
Harris Oakmark Midcap Value Series
 Class A.............................     641,764     100,639,962
Harris Oakmark Midcap Value Series
 Class E.............................      54,705       9,571,166
Westpeak Growth and Income Series
 Class A.............................     934,776     189,449,770
Westpeak Growth and Income Series
 Class E.............................       9,706       1,490,772
Loomis Sayles Small Cap Series Class
 A...................................     754,320     133,989,325
Loomis Sayles Small Cap Series Class
 E...................................      12,102       2,029,018
Salomon Brothers U.S. Government
 Series Class A......................   4,887,984      56,463,287
Salomon Brothers U.S. Government
 Series Class E......................     518,790       6,223,647
Balanced Series Class A..............   7,157,918     104,137,584
Balanced Series Class E..............     124,363       1,528,487
Alger Equity Growth Series Class A...  14,401,096     356,139,152
Alger Equity Growth Series Class E...     238,284       4,794,004
Davis Venture Value Series Class A...  13,473,459     309,210,387
Davis Venture Value Series Class E...     474,732      10,711,876
Solomon Brothers Bond Opportunities
 Series Class A......................   6,248,785      73,577,618
Solomon Brothers Bond Opportunities
 Series Class E......................     215,782       2,405,821
MFS Investors Series Class A.........   1,725,757      17,215,488
MFS Investors Series Class E.........      82,760         690,879
MFS Research Managers Series Class
 A...................................   3,037,467      37,874,949
MFS Research Managers Series Class
 E...................................      41,703         368,780
Janus Mid Cap Portfolio Class B......     675,453      11,784,874
Janus Growth Portfolio Class B.......     358,324       2,860,461
Putnam Large Cap Growth Portfolio
 Class A.............................   2,580,450      20,488,536
Putnam Large Cap Growth Portfolio
 Class E.............................     204,243       1,075,395
Putnam International Stock Portfolio
 Class A.............................   7,010,896      86,198,422
Putnam International Stock Portfolio
 Class E.............................     223,488       2,076,650
Russell 2000 Index Portfolio Class
 B...................................     585,367       5,838,719
State Street Research Aurora Small
 Cap Value Portfolio Class A.........   2,045,173      27,785,864
State Street Research Aurora Small
 Cap Value Portfolio Class E.........     466,618       6,069,474
State Street Research Investment
 Trust Portfolio Class B.............      98,381       2,496,847
MetLife Stock Index Portfolio Class
 B...................................     462,144      14,290,311
MetLife Mid Cap Stock Index Portfolio
 Class B.............................     415,491       4,187,207
Lehman Brothers Aggregate Bond Index
 Portfolio Class B...................   1,344,339      13,698,221
Morgan Stanley EAFE Index Portfolio
 Class B.............................     406,233       3,767,522
Neuberger Berman Partners Mid Cap
 Value Portfolio Class B.............     143,555       1,985,773
Franklin Templeton Small Cap Growth
 Portfolio Class B...................     445,628       3,837,627
Lord Abbett Bond Debenture Portfolio
 Class B.............................     286,021       3,201,692
PIMCO Total Return Portfolio Class
 B...................................   1,544,224      16,132,680
PIMCO Innovation Portfolio Class B...     393,868       2,685,828
MFS Mid Cap Growth Portfolio Class
 B...................................     364,807       2,946,734
MFS Research International Portfolio
 Class B.............................     189,919       1,624,178
American Funds Growth Fund Class 2... 524,917 23,474,727 American Funds Growth-Income Fund
 Class 2.............................     764,471      23,954,298
American Funds Global Small
 Capitalization Fund Class 2.........     295,942       3,113,357
                                                    -------------
     Total...........................               1,964,740,251
                                                    =============




 Amount due and accrued from contract-related
  transactions, net.............................     104,516        189,328       38,089         42,845       33,161        17,246
 Dividends receivable...........................          --             --           --             --           --            --
                                                  ----------    -----------   ----------    -----------   ----------    ----------
   Total Assets.................................   2,642,758     14,067,516    4,371,659     13,970,198    3,551,134     2,044,249
Liabilities
 Due to (from) New England Life Insurance
  Company.......................................       2,286         12,879       45,748         14,199        3,922         2,735
                                                  ----------    -----------   ----------    -----------   ----------    ----------
Net Assets......................................  $2,640,472    $14,054,637   $4,325,911    $13,955,999   $3,547,212    $2,041,514
                                                  ==========    ===========   ==========    ===========   ==========    ==========
Net Assets consist of:
 Net Assets attributable to Variable Annuity
  Contracts.....................................  $2,627,509    $14,052,806   $4,325,911    $13,724,176   $3,512,417    $2,040,804
 Annuity Reserves (Note 7)......................      12,963          1,831           --        231,823       34,795           710
                                                  ----------    -----------   ----------    -----------   ----------    ----------
Total Net Assets................................  $2,640,472    $14,054,637   $4,325,911    $13,955,999   $3,547,212    $2,041,514
                                                  ==========    ===========   ==========    ===========   ==========    ==========


 Amount due and accrued from contract-related
  transactions, net.............................          7,965
 Dividends receivable...........................             --
                                                     ----------
   Total Assets.................................      3,965,139
Liabilities
 Due to (from) New England Life Insurance
  Company.......................................          3,667
                                                     ----------
Net Assets......................................     $3,961,472
                                                     ==========
Net Assets consist of:
 Net Assets attributable to Variable Annuity
  Contracts.....................................     $3,961,472
 Annuity Reserves (Note 7)......................             --
                                                     ----------
Total Net Assets................................     $3,961,472
                                                     ==========


                       See Notes to Financial Statements



                    Met Investors Series Trust                                    American Funds
-------------------------------------------------------------------   --------------------------------------   --------------
   Bond                                   Mid Cap       Research                      Growth-       Global
Debenture    Total Return   Innovation     Growth     International     Growth        Income      Small Cap
 Class B       Class B       Class B      Class B        Class B        Class 2       Class 2      Class 2
   Sub-          Sub-          Sub-         Sub-          Sub-           Sub-          Sub-          Sub-
 Account       Account       Account      Account        Account        Account       Account      Account         Total
---------    ------------   ----------   ----------   -------------   -----------   -----------   ----------   --------------


$3,203,436   $15,951,836    $2,430,164   $3,042,493    $1,610,516     $23,138,356   $24,142,003   $3,397,414   $1,832,544,111
    34,293       201,609       (14,896)      (6,211)       47,382         226,734       231,763       41,363        1,026,877
        --            --            --           --            --              --            --           --          168,260
----------   -----------    ----------   ----------    ----------     -----------   -----------   ----------   --------------
 3,237,729    16,153,445     2,415,268    3,036,282     1,657,898      23,365,090    24,373,766    3,438,777    1,833,739,248
     1,579      (183,305)        1,670      (32,983)         (856)         11,541        18,769        1,352        1,217,959
----------   -----------    ----------   ----------    ----------     -----------   -----------   ----------   --------------
$3,236,150   $16,336,750    $2,413,598   $3,069,265    $1,658,754     $23,353,549   $24,354,997   $3,437,425   $1,832,521,289
==========   ===========    ==========   ==========    ==========     ===========   ===========   ==========   ==============
$3,226,832   $16,275,386    $2,413,598   $3,042,628    $1,626,222     $22,958,495   $24,056,295   $3,199,350   $1,804,263,673
     9,318        61,364           --        26,637        32,532         395,054       298,702      238,075       28,257,616
----------   -----------    ----------   ----------    ----------     -----------   -----------   ----------   --------------
$3,236,150   $16,336,750    $2,413,598   $3,069,265    $1,658,754     $23,353,549   $24,354,997   $3,437,425   $1,832,521,289
==========   ===========    ==========   ==========    ==========     ===========   ===========   ==========   ==============


                       See Notes to Financial Statements

New England Variable Annuity Separate Account of
New England Life Insurance Company
 Statement of Operations

For The Year Ended December 31, 2001




                                                                           New England Zenith Fund
                                                  ---------------------------------------------------------------------------------
                                                     Bond          Bond         Money         Money         Midcap         Midcap
                                                    Income        Income        Market        Market         Value         Value
                                                   Class A       Class B       Class A       Class B        Class A       Class E
                                                     Sub-          Sub-          Sub-          Sub-          Sub-           Sub-
                                                   Account      Account***     Account      Account***      Account      Account***
                                                  ----------    ----------    ----------    ----------    -----------    ----------
Income
 Dividends......................................  $9,585,023     $     --     $3,623,308     $43,482      $   454,739     $     --
Expenses
 Mortality, expense risk and administrative
  charges (Note 3)..............................   1,082,226       18,642        893,058      45,863          917,937       23,051
                                                  ----------     --------     ----------     -------      -----------     --------
 Net investment income (loss)...................   8,502,797      (18,642)     2,730,250      (2,381)        (463,198)     (23,051)
Net Realized and Unrealized Gain (Loss) on
 Investments
 Net unrealized appreciation (depreciation) on
  investments:
  Beginning of period...........................    (244,553)          --             --          --       (1,391,796)          --
  End of period.................................    (144,019)      (1,419)            --          --       18,785,896      558,025
                                                  ----------     --------     ----------     -------      -----------     --------
 Net change in unrealized appreciation
  (depreciation)................................     100,534       (1,419)            --          --       20,177,692      558,025
 Net realized gain (loss) on investments........      (2,793)          90             --          --            2,970           --
                                                  ----------     --------     ----------     -------      -----------     --------
 Net realized and unrealized gain (loss) on
  investments...................................      97,741       (1,329)            --          --       20,180,662      558,025
                                                  ----------     --------     ----------     -------      -----------     --------
Net Increase (Decrease) in Net Assets
  Resulting from Operations.....................  $8,600,538     $(19,971)    $2,730,250     $(2,381)     $19,717,464     $534,974
                                                  ==========     ========     ==========     =======      ===========     ========


  * For the period January 22, 2001 (Commencement of Operations) through December 31, 2001.
 ** For the period May 1, 2001 (Commencement of Operations) through December 31,
    2001.
*** For the period July 2, 2001 (Commencement of Operations) through December
    31, 2001.

                       See Notes to Financial Statements



                                                   New England Zenith Fund
    --------------------------------------------------------------------------------------------------------------------------
     Growth and    Growth and                                  U.S.         U.S.                                     Equity
       Income        Income      Small Cap     Small Cap    Government   Government     Balanced      Balanced       Growth
      Class A       Class E       Class A       Class E      Class A      Class E       Class A       Class E       Class A
        Sub-          Sub-          Sub-          Sub-         Sub-         Sub-          Sub-          Sub-          Sub-
      Account      Account***     Account      Account***    Account     Account***     Account      Account***     Account
    ------------   ----------   ------------   ----------   ----------   ----------   ------------   ----------   ------------

    $  1,553,140    $    --     $ 10,986,881    $     --    $2,954,589    $     --    $  3,856,447    $    --     $ 20,790,431
       1,403,545      3,552        1,188,941       4,742       463,556      16,043         791,695      3,928        2,850,905
    ------------    -------     ------------    --------    ----------    --------    ------------    -------     ------------
         149,595     (3,552)       9,797,940      (4,742)    2,491,033     (16,043)      3,064,752     (3,928)      17,939,526
     (15,694,769)        --       26,692,427          --     1,803,686          --      (6,902,524)        --        8,563,117
     (43,147,969)    26,069         (278,475)    113,470     1,997,004     (13,726)    (15,093,085)    17,341      (57,460,417)
    ------------    -------     ------------    --------    ----------    --------    ------------    -------     ------------
     (27,453,200)    26,069      (26,970,902)    113,470       193,318     (13,726)     (8,190,561)    17,341      (66,023,534)
      (1,220,250)     1,706           30,402      (1,133)         (454)        (83)          3,394         --       (1,188,669)
    ------------    -------     ------------    --------    ----------    --------    ------------    -------     ------------
     (28,673,450)    27,775      (26,940,500)    112,337       192,864     (13,809)     (8,187,167)    17,341      (67,212,203)
    ------------    -------     ------------    --------    ----------    --------    ------------    -------     ------------
    $(28,523,855)   $24,223     $(17,142,560)   $107,595    $2,683,897    $(29,852)   $ (5,122,415)   $13,413     $(49,272,677)
    ============    =======     ============    ========    ==========    ========    ============    =======     ============


                       See Notes to Financial Statements

New England Variable Annuity Separate Account of
New England Life Insurance Company
 Statement of Operations

For The Year Ended December 31, 2001




                                                                         New England Zenith Fund
                                 --------------------------------------------------------------------------------------------------
                                   Equity       Venture       Venture         Bond            Bond
                                   Growth        Value         Value      Opportunities   Opportunities    Investors    Investors
                                  Class E       Class A       Class E        Class A         Class E        Class A      Class E
                                    Sub-          Sub-          Sub-          Sub-            Sub-           Sub-          Sub-
                                 Account***     Account      Account***      Account       Account***       Account     Account***
                                 ----------   ------------   ----------   -------------   -------------   -----------   ----------
Income
 Dividends.....................   $     --    $ 35,888,398    $     --     $ 5,544,147       $    --      $    67,295    $    --
Expenses
 Mortality, expense risk and
  administrative charges
  (Note 3).....................     12,988       2,802,002      25,250         602,783         6,348          129,806      1,460
                                  --------    ------------    --------     -----------       -------      -----------    -------
 Net investment income
  (loss).......................    (12,988)     33,086,396     (25,250)      4,941,364        (6,348)         (62,511)    (1,460)
Net Realized and Unrealized
 Gain (Loss) on Investments
 Net unrealized appreciation
  (depreciation) on
  investments:
  Beginning of period..........         --      84,058,988          --      (2,368,824)           --          233,969         --
  End of period................    124,184       5,933,817     373,106      (3,466,247)       15,252       (2,425,749)    18,373
                                  --------    ------------    --------     -----------       -------      -----------    -------
 Net change in unrealized
  appreciation
  (depreciation)...............    124,184     (78,125,171)    373,106      (1,097,423)       15,252       (2,659,718)    18,373
 Net realized gain (loss) on
  investments..................         --         305,915          --          22,396           (69)         (57,058)       (42)
                                  --------    ------------    --------     -----------       -------      -----------    -------
 Net realized and unrealized
  gain (loss) on investments...    124,184     (77,819,256)    373,106      (1,075,027)       15,183       (2,716,776)    18,331
                                  --------    ------------    --------     -----------       -------      -----------    -------
Net Increase (Decrease) in Net
 Assets Resulting from
 Operations....................   $111,196    $(44,732,860)   $347,856     $ 3,866,337       $ 8,835      $(2,779,287)   $16,871
                                  ========    ============    ========     ===========       =======      ===========    =======





                                     New England Zenith Fund
                                    -------------------------
                                      Research      Research
                                      Managers      Managers
                                      Class A       Class E
                                        Sub-          Sub-
                                      Account      Account***
                                    ------------   ----------
Income
 Dividends.....................     $    325,876     $   --
Expenses
 Mortality, expense risk and
  administrative charges
  (Note 3).....................          271,986        951
                                    ------------     ------
 Net investment income
  (loss).......................           53,890       (951)
Net Realized and Unrealized
 Gain (Loss) on Investments
 Net unrealized appreciation
  (depreciation) on
  investments:
  Beginning of period..........       (2,338,138)        --
  End of period................      (10,416,244)     6,965
                                    ------------     ------
 Net change in unrealized
  appreciation
  (depreciation)...............       (8,078,106)     6,965
 Net realized gain (loss) on
  investments..................         (957,651)       (15)
                                    ------------     ------
 Net realized and unrealized
  gain (loss) on investments...       (9,035,757)     6,950
                                    ------------     ------
Net Increase (Decrease) in Net
 Assets Resulting from
 Operations....................     $ (8,981,867)    $5,999
                                    ============     ======






  * For the period January 22, 2001 (Commencement of Operations) through December 31, 2001.
 ** For the period May 1, 2001 (Commencement of Operations) through December 31,
    2001.
*** For the period July 2, 2001 (Commencement of Operations) through December
    31, 2001.

                       See Notes to Financial Statements

                                                 Metropolitan Series Fund
    ----------------------------------------------------------------------------------------------------
                                Large Cap    Large Cap    International   International   Russell 2000
      Mid Cap       Growth       Growth        Growth         Stock           Stock          Index
      Class B      Class B       Class A      Class E        Class A         Class E        Class B
       Sub-          Sub-         Sub-          Sub-          Sub-            Sub-            Sub-
     Account*     Account**      Account     Account***      Account       Account***       Account*
    -----------   ----------   -----------   ----------   -------------   -------------   ------------


    $        --    $     --    $        --    $     --    $  2,881,823       $    --        $  3,822
         64,374       9,079        110,412       2,547         609,513         4,793          31,062
    -----------    --------    -----------    --------    ------------       -------        --------
        (64,374)     (9,079)      (110,412)     (2,547)      2,272,310        (4,793)        (27,240)
             --          --     (3,072,866)         --         438,237            --              --
     (1,990,810)    (58,367)    (7,457,265)    (46,011)    (19,735,129)       30,842         208,122
    -----------    --------    -----------    --------    ------------       -------        --------
     (1,990,810)    (58,367)    (4,384,399)    (46,011)    (20,173,366)       30,842         208,122
        (16,217)       (885)       (55,965)        502        (945,242)           --          (4,807)
    -----------    --------    -----------    --------    ------------       -------        --------
     (2,007,027)    (59,252)    (4,440,364)    (45,509)    (21,118,608)       30,842         203,315
    -----------    --------    -----------    --------    ------------       -------        --------
    $(2,071,401)   $(68,331)   $(4,550,776)   $(48,056)   $(18,846,298)      $26,049        $176,075
    ===========    ========    ===========    ========    ============       =======        ========


             Metropolitan Series Fund
       ------------------------------------
         Aurora       Aurora     Investment
       Small Cap    Small Cap      Trust
        Class A      Class E      Class B
          Sub-         Sub-         Sub-
        Account*    Account***   Account**
       ----------   ----------   ----------
       $   44,510    $     --     $     --
          171,199      15,189        7,215
       ----------    --------     --------
         (126,689)    (15,189)      (7,215)
               --          --           --
        1,112,436     519,171       41,395
       ----------    --------     --------
        1,112,436     519,171       41,395
          (16,357)        (26)     (13,933)
       ----------    --------     --------
        1,096,079     519,145       27,462
       ----------    --------     --------
       $  969,390    $503,956     $ 20,247
       ==========    ========     ========


                       See Notes to Financial Statements

New England Variable Annuity Separate Account of
New England Life Insurance Company
 Statement of Operations

For The Year Ended December 31, 2001




                                                                                       Metropolitan Series Fund
                                                              ----------------------------------------------------------------------
                                                                Stock       Mid Cap    Aggregate     EAFE       Mid Cap    Small Cap
                                                                Index     Stock Index  Bond Index    Index       Value      Growth
                                                               Class B      Class B     Class B     Class B     Class B     Class B
                                                                Sub-         Sub-         Sub-       Sub-        Sub-        Sub-
                                                              Account*     Account*     Account*   Account*    Account**   Account**
                                                              ---------   -----------  ----------  ---------   ---------   ---------
Income
 Dividends..................................................  $  50,651    $  3,596     $ 49,965   $   3,456    $    --    $     --
Expenses
 Mortality, expense risk and administrative charges
  (Note 3)..................................................     69,775      21,007       71,452      18,428      8,640      13,833
                                                              ---------    --------     --------   ---------    -------    --------
 Net investment income (loss)...............................    (19,124)    (17,411)     (21,487)    (14,972)    (8,640)    (13,833)
Net Realized and Unrealized Gain (Loss) on Investments
 Net unrealized appreciation (depreciation) on investments:
  Beginning of period.......................................         --          --           --          --         --          --
  End of period.............................................   (412,123)    146,363      229,132    (249,549)    41,230     119,547
                                                              ---------    --------     --------   ---------    -------    --------
 Net change in unrealized appreciation (depreciation).......   (412,123)    146,363      229,132    (249,549)    41,230     119,547
 Net realized gain (loss) on investments....................     (4,563)     (2,078)       1,320      (4,506)      (587)        (24)
                                                              ---------    --------     --------   ---------    -------    --------
 Net realized and unrealized gain (loss) on investments.....   (416,686)    144,285      230,452    (254,055)    40,643     119,523
                                                              ---------    --------     --------   ---------    -------    --------
Net Increase (Decrease) in Net Assets Resulting from
 Operations.................................................  $(435,810)   $126,874     $208,965   $(269,027)   $32,003    $105,690
                                                              =========    ========     ========   =========    =======    ========


  * For the period January 22, 2001 (Commencement of Operations) through December 31, 2001.
 ** For the period May 1, 2001 (Commencement of Operations) through December 31,
    2001.
*** For the period July 2, 2001 (Commencement of Operations) through December
    31, 2001.

                       See Notes to Financial Statements





                        Met Investors Series Trust                                American Funds
    ------------------------------------------------------------------   ---------------------------------   -------------
      Bond                                    Mid Cap      Research                   Growth-     Global
    Debenture   Total Return   Innovation     Growth     International    Growth      Income     Small Cap
     Class B      Class B        Class B      Class B       Class B       Class 2     Class 2     Class 2
      Sub-          Sub-          Sub-         Sub-          Sub-          Sub-        Sub-        Sub-
    Account**    Account**      Account**    Account**     Account**     Account**   Account**   Account**       Total
    ---------   ------------   -----------   ---------   -------------   ---------   ---------   ---------   -------------
     $33,159     $ 128,906      $      --    $     --      $     --      $657,039    $304,796    $ 15,380    $  99,850,859
      11,048        50,380         10,550      10,832         4,793        89,809     101,500      12,923       15,081,611
     -------     ---------      ---------    --------      --------      ---------   --------    --------    -------------
      22,111        78,526        (10,550)    (10,832)       (4,793)      567,230     203,296       2,457       84,769,248
          --            --             --          --            --            --          --          --       89,776,954
       1,744      (180,844)      (255,664)     95,759       (13,662)     (336,371)    187,705     284,057     (132,196,140)
     -------     ---------      ---------    --------      --------      ---------   --------    --------    -------------
       1,744      (180,844)      (255,664)     95,759       (13,662)     (336,371)    187,705     284,057     (221,973,094)
          95           123         (2,455)      3,143        (2,145)      (10,238)      2,631      (3,195)      (4,136,753)
     -------     ---------      ---------    --------      --------      ---------   --------    --------    -------------
       1,839      (180,721)      (258,119)     98,902       (15,807)     (346,609)    190,336     280,862     (226,109,847)
     -------     ---------      ---------    --------      --------      ---------   --------    --------    -------------
     $23,950     $(102,195)     $(268,669)   $ 88,070      $(20,600)     $220,621    $393,632    $283,319    $(141,340,599)
     =======     =========      =========    ========      ========      =========   ========    ========    =============


                       See Notes to Financial Statements

New England Variable Annuity Separate Account of
New England Life Insurance Company
 Statement of Changes in Net Assets

For The Year Ended December 31, 2001




                                                               New England Zenith Fund
                                 -----------------------------------------------------------------------------------
                                     Bond          Bond         Money          Money         Midcap        Midcap
                                    Income        Income        Market        Market         Value          Value
                                   Class A       Class B       Class A        Class B       Class A        Class E
                                     Sub-          Sub-          Sub-          Sub-           Sub-          Sub-
                                   Account      Account***     Account      Account***      Account      Account***
                                 ------------   ----------   ------------   -----------   ------------   -----------

From Operating Activities
 Net investment income
   (loss)......................  $  8,502,797   $  (18,642)  $  2,730,250   $    (2,381)  $   (463,198)  $   (23,051)
 Net realized and unrealized
   gain (loss) on
   investments.................        97,741       (1,329)            --            --     20,180,662       558,025
                                 ------------   ----------   ------------   -----------   ------------   -----------
   Net increase (decrease) in
    net assets resulting from
    operations.................     8,600,538      (19,971)     2,730,250        (2,381)    19,717,464       534,974
From Contract-Related
 Transactions
 Purchase payments transferred
   from New England Life
   Insurance Company...........    15,003,606    5,935,921     36,031,482    20,491,103     17,293,208     6,815,774
 Net transfers (to) from other
   sub-accounts................    10,918,336           --     10,220,643            --     26,013,400            --
 Net transfers to New England
   Life Insurance Company......    (7,244,982)   2,015,082    (20,581,394)   (5,082,178)    (2,052,691)    2,933,520
                                 ------------   ----------   ------------   -----------   ------------   -----------
   Net Increase (decrease) in
    net assets resulting from
    contract-related
    transactions...............    18,676,960    7,951,003     25,670,731    15,408,925     41,253,917     9,749,294
                                 ------------   ----------   ------------   -----------   ------------   -----------
 Net increase in net assets....    27,277,498    7,931,032     28,400,981    15,406,544     60,971,381    10,284,268
Net Assets, at beginning of the
 period........................   102,854,868           --     79,281,630            --     57,923,947            --
                                 ------------   ----------   ------------   -----------   ------------   -----------
Net Assets, at end of the
 period........................  $130,132,366   $7,931,032   $107,682,611   $15,406,544   $118,895,328   $10,284,268
                                 ============   ==========   ============   ===========   ============   ===========


  * For the period January 22, 2001 (Commencement of Operations) through December 31, 2001.
 ** For the period May 1, 2001 (Commencement of Operations) through December 31,
    2001.
*** For the period July 2, 2001 (Commencement of Operations) through December
    31, 2001.

                       See Notes to Financial Statements





                                                 New England Zenith Fund
--------------------------------------------------------------------------------------------------------------------------
 Growth and    Growth and                                  U.S.          U.S.                                    Equity
   Income        Income      Small Cap     Small Cap    Government    Government    Balanced      Balanced       Growth
  Class A       Class E       Class A       Class E       Class A      Class E       Class A      Class E       Class A
    Sub-          Sub-          Sub-          Sub-         Sub-          Sub-         Sub-          Sub-          Sub-
  Account      Account***     Account      Account***     Account     Account***     Account     Account***     Account
------------   ----------   ------------   ----------   -----------   ----------   -----------   ----------   ------------


$    149,595   $   (3,552)  $  9,797,940   $   (4,742)  $ 2,491,033   $  (16,043)  $ 3,064,752   $   (3,928)  $ 17,939,526
 (28,673,450)      27,775    (26,940,500)     112,337       192,864      (13,809)   (8,187,167)      17,341    (67,212,203)
------------   ----------   ------------   ----------   -----------   ----------   -----------   ----------   ------------
 (28,523,855)      24,223    (17,142,560)     107,595     2,683,897      (29,852)   (5,122,415)      13,413    (49,272,677)
  11,642,730    1,275,073     11,419,245    1,567,052     8,777,844    4,279,383    10,206,112    1,280,466     33,568,288
 (19,971,658)          --    (21,176,322)          --     7,088,735           --    (5,153,032)          --    (39,121,453)
 (15,267,004)     227,032     (7,503,478)     461,616      (369,929)   2,043,485    (7,755,695)     288,279    (24,515,013)
------------   ----------   ------------   ----------   -----------   ----------   -----------   ----------   ------------
 (23,595,932)   1,502,105    (17,260,555)   2,028,668    15,496,650    6,322,868    (2,702,615)   1,568,745    (30,068,178)
------------   ----------   ------------   ----------   -----------   ----------   -----------   ----------   ------------
 (52,119,787)   1,526,328    (34,403,115)   2,136,263    18,180,547    6,293,016    (7,825,030)   1,582,158    (79,340,855)
 198,367,714           --    167,676,347           --    40,007,489           --    96,764,824           --    377,575,571
------------   ----------   ------------   ----------   -----------   ----------   -----------   ----------   ------------
$146,247,927   $1,526,328   $133,273,232   $2,136,263   $58,188,036   $6,293,016   $88,939,794   $1,582,158   $298,234,716
============   ==========   ============   ==========   ===========   ==========   ===========   ==========   ============


                       See Notes to Financial Statements

New England Variable Annuity Separate Account of
New England Life Insurance Company
 Statement of Changes in Net Assets

For The Year Ended December 31, 2001




                                                                       New England Zenith Fund
                                 ---------------------------------------------------------------------------------------------------
                                   Equity       Venture        Venture         Bond            Bond
                                   Growth        Value          Value      Opportunities   Opportunities    Investors    Investors
                                  Class E       Class A        Class E        Class A         Class E        Class A      Class E
                                    Sub-          Sub-          Sub-           Sub-            Sub-           Sub-          Sub-
                                 Account***     Account      Account***       Account       Account***       Account     Account***
                                 ----------   ------------   -----------   -------------   -------------   -----------   ----------
From Operating Activities
 Net investment income
   (loss)......................  $  (12,988)  $ 33,086,396   $   (25,250)   $ 4,941,364     $   (6,348)    $   (62,511)   $ (1,460)
 Net realized and unrealized
   gain (loss) on
   investments.................     124,184    (77,819,256)      373,106     (1,075,027)        15,183      (2,716,776)     18,331
                                 ----------   ------------   -----------    -----------     ----------     -----------    --------
   Net increase (decrease) in
    net assets resulting from
    operations.................     111,196    (44,732,860)      347,856      3,866,337          8,835      (2,779,287)     16,871
From Contract-Related
 Transactions
 Purchase payments transferred
   from New England Life
   Insurance Company...........   3,888,107     36,965,466     8,004,550      8,067,258      1,702,387       3,757,581     541,480
 Net transfers (to) from other
   sub-accounts................          --    (20,221,280)           --        364,004             --        (738,983)         --
 Net transfers to New England
   Life Insurance Company......     993,554    (20,223,444)    2,978,420     (6,609,863)       724,868        (353,567)    159,877
                                 ----------   ------------   -----------    -----------     ----------     -----------    --------
   Net Increase (decrease) in
    net assets resulting from
    contract-related
    transactions...............   4,881,661     (3,479,258)   10,982,970      1,821,399      2,427,255       2,665,031     701,357
                                 ----------   ------------   -----------    -----------     ----------     -----------    --------
 Net increase in net assets....   4,992,857    (48,212,118)   11,330,826      5,687,736      2,436,090        (114,256)    718,228
Net Assets, at beginning of the
 period........................          --    362,733,739            --     64,080,012             --      15,008,301          --
                                 ----------   ------------   -----------    -----------     ----------     -----------    --------
Net Assets, at end of the
 period........................  $4,992,857   $314,521,621   $11,330,826    $69,767,748     $2,436,090     $14,894,045    $718,228
                                 ==========   ============   ===========    ===========     ==========     ===========    ========




                                     New England Zenith Fund
                                    -------------------------
                                      Research      Research
                                      Managers      Managers
                                      Class A       Class E
                                        Sub-          Sub-
                                      Account      Account***
                                    ------------   ----------

From Operating Activities
 Net investment income
   (loss)......................     $     53,890    $   (951)
 Net realized and unrealized
   gain (loss) on
   investments.................       (9,035,757)      6,950
                                    ------------    --------
   Net increase (decrease) in
    net assets resulting from
    operations.................       (8,981,867)      5,999
From Contract-Related
 Transactions
 Purchase payments transferred
   from New England Life
   Insurance Company...........        5,761,714     293,215
 Net transfers (to) from other
   sub-accounts................       (8,516,506)         --
 Net transfers to New England
   Life Insurance Company......       (1,692,049)     76,648
                                    ------------    --------
   Net Increase (decrease) in
    net assets resulting from
    contract-related
    transactions...............       (4,446,841)    369,863
                                    ------------    --------
 Net increase in net assets....      (13,428,708)    375,862
Net Assets, at beginning of the
 period........................       40,793,030          --
                                    ------------    --------
Net Assets, at end of the
 period........................     $ 27,364,322    $375,862
                                    ============    ========

  * For the period January 22, 2001 (Commencement of Operations) through December 31, 2001.
 ** For the period May 1, 2001 (Commencement of Operations) through December 31,
    2001.
*** For the period July 2, 2001 (Commencement of Operations) through December
    31, 2001.

                       See Notes to Financial Statements



                                       Metropolitan Series Fund
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
                                Large Cap    Large Cap    International   International   Russell 2000
      Mid Cap       Growth       Growth        Growth         Stock           Stock          Index
      Class B      Class B       Class A      Class E        Class A         Class E        Class B
       Sub-          Sub-         Sub-          Sub-          Sub-            Sub-            Sub-
     Account*     Account**      Account     Account***      Account       Account***       Account*
    -----------   ----------   -----------   ----------   -------------   -------------   ------------
    $   (64,374)  $   (9,079)  $  (110,412)  $   (2,547)  $  2,272,310    $     (4,793)    $  (27,240)
     (2,007,027)     (59,252)   (4,440,364)     (45,509)   (21,118,608)         30,842        203,315
    -----------   ----------   -----------   ----------   ------------    ------------     ----------
     (2,071,401)     (68,331)   (4,550,776)     (48,056)   (18,846,298)         26,049        176,075
      6,619,403    1,636,614     6,009,168      816,178      8,926,770       1,472,100      2,702,657
      3,860,153      783,260       302,124           --     (6,619,884)             --      1,831,276
      1,488,129      452,558      (114,772)     266,959     83,091,283     (86,529,102)     1,327,303
    -----------   ----------   -----------   ----------   ------------    ------------     ----------
     11,967,685    2,872,432     6,196,520    1,083,137     85,398,169     (85,057,002)     5,861,236
    -----------   ----------   -----------   ----------   ------------    ------------     ----------
      9,896,284    2,804,101     1,645,744    1,035,081     66,551,871     (85,030,953)     6,037,311
             --           --    11,396,949           --             --      87,155,264             --
    -----------   ----------   -----------   ----------   ------------    ------------     ----------
    $ 9,896,284   $2,804,101   $13,042,693   $1,035,081   $ 66,551,871    $  2,124,311     $6,037,311
    ===========   ==========   ===========   ==========   ============    ============     ==========

        Metropolitan Series Fund
    -------------------------------------
    -------------------------------------
      Aurora        Aurora     Investment
     Small Cap    Small Cap      Trust
      Class A      Class E      Class B
       Sub-          Sub-         Sub-
     Account*     Account***   Account**
    -----------   ----------   ----------
    $  (126,689)  $  (15,189)  $   (7,215)
      1,096,079      519,145       27,462
    -----------   ----------   ----------
        969,390      503,956       20,247
      7,964,907    4,474,458    1,691,016
     17,559,749           --      390,111
      2,357,735    1,656,519      539,098
    -----------   ----------   ----------
     27,882,391    6,130,977    2,620,225
    -----------   ----------   ----------
     28,851,781    6,634,933    2,640,472
             --           --           --
    -----------   ----------   ----------
    $28,851,781   $6,634,933   $2,640,472
    ===========   ==========   ==========


                       See Notes to Financial Statements

New England Variable Annuity Separate Account of
New England Life Insurance Company
 Statement of Changes in Net Assets

For The Year Ended December 31, 2001




                                                            Metropolitan Series Fund
                                 ------------------------------------------------------------------------------
                                    Stock        Mid Cap      Aggregate       EAFE       Mid Cap     Small Cap
                                    Index      Stock Index   Bond Index      Index        Value        Growth
                                   Class B       Class B       Class B      Class B      Class B      Class B
                                    Sub-          Sub-          Sub-          Sub-         Sub-         Sub-
                                  Account*      Account*      Account*      Account*    Account**    Account**
                                 -----------   -----------   -----------   ----------   ----------   ----------
From Operating Activities
 Net investment income
   (loss)......................  $   (19,124)  $  (17,411)   $   (21,487)  $  (14,972)  $   (8,640)  $  (13,833)
 Net realized and unrealized
   gain (loss) on
   investments.................     (416,686)     144,285        230,452     (254,055)      40,643      119,523
                                 -----------   ----------    -----------   ----------   ----------   ----------
   Net increase (decrease) in
    net assets resulting from
    operations.................     (435,810)     126,874        208,965     (269,027)      32,003      105,690
From Contract-Related
 Transactions
 Purchase payments transferred
   from New England Life
   Insurance Company...........    6,791,560    1,896,915      6,540,141    1,532,001    1,285,761    1,698,902
 Net transfers (to) from other
   sub-accounts................    5,537,510    1,353,944      4,904,158    1,204,284      403,290    1,657,592
 Net transfers to New England
   Life Insurance Company......    2,161,377      948,178      2,302,735    1,079,954      320,460      499,288
                                 -----------   ----------    -----------   ----------   ----------   ----------
   Net Increase (decrease) in
    net assets resulting from
    contract-related
    transactions...............   14,490,447    4,199,037     13,747,034    3,816,239    2,009,511    3,855,782
                                 -----------   ----------    -----------   ----------   ----------   ----------
 Net increase in net assets....   14,054,637    4,325,911     13,955,999    3,547,212    2,041,514    3,961,472
Net Assets, at beginning of the
 period........................           --           --             --           --           --           --
                                 -----------   ----------    -----------   ----------   ----------   ----------
Net Assets, at end of the
 period........................  $14,054,637   $4,325,911    $13,955,999   $3,547,212   $2,041,514   $3,961,472
                                 ===========   ==========    ===========   ==========   ==========   ==========


  * For the period January 22, 2001 (Commencement of Operations) through December 31, 2001.
 ** For the period May 1, 2001 (Commencement of Operations) through December 31,
    2001.
*** For the period July 2, 2001 (Commencement of Operations) through December
    31, 2001.

                       See Notes to Financial Statements




                        Met Investors Series Trust                                    American Funds
    -------------------------------------------------------------------   --------------------------------------   --------------
       Bond                                   Mid Cap       Research                      Growth-       Global
    Debenture    Total Return   Innovation     Growth     International     Growth        Income      Small Cap
     Class B       Class B       Class B      Class B        Class B        Class 2       Class 2      Class 2
       Sub-          Sub-          Sub-         Sub-          Sub-           Sub-          Sub-          Sub-
    Account**     Account**     Account**    Account**      Account**      Account**     Account**    Account**        Total
    ---------    ------------   ----------   ----------   -------------   -----------   -----------   ----------   --------------


    $   22,111   $    78,526    $  (10,550)  $  (10,832)   $   (4,793)    $   567,230   $   203,296   $    2,457   $   84,769,248
         1,839      (180,721)     (258,119)      98,902       (15,807)       (346,609)      190,336      280,862     (226,109,847)
    ----------   -----------    ----------   ----------    ----------     -----------   -----------   ----------   --------------
        23,950      (102,195)     (268,669)      88,070       (20,600)        220,621       393,632      283,319     (141,340,599)
     1,506,893     8,115,356     1,733,998    1,351,319       793,747      10,917,445     9,964,324    1,370,184      352,380,862
       629,658     4,578,356       248,324    1,135,318       478,070       8,434,000    10,553,976    1,068,847               --
     1,075,649     3,745,233       699,945      494,558       407,537       3,781,483     3,443,065      715,075      (80,138,659)
    ----------   -----------    ----------   ----------    ----------     -----------   -----------   ----------   --------------
     3,212,200    16,438,945     2,682,267    2,981,195     1,679,354      23,132,928    23,961,365    3,154,106      272,242,203
    ----------   -----------    ----------   ----------    ----------     -----------   -----------   ----------   --------------
     3,236,150    16,336,750     2,413,598    3,069,265     1,658,754      23,353,549    24,354,997    3,437,425      130,901,604
            --            --            --           --            --              --            --           --    1,701,619,685
    ----------   -----------    ----------   ----------    ----------     -----------   -----------   ----------   --------------
    $3,236,150   $16,336,750    $2,413,598   $3,069,265    $1,658,754     $23,353,549   $24,354,997   $3,437,425   $1,832,521,289
    ==========   ===========    ==========   ==========    ==========     ===========   ===========   ==========   ==============


                       See Notes to Financial Statements

New England Variable Annuity Separate Account of
New England Life Insurance Company
 Statement of Changes in Net Assets

For The Year Ended December 31, 2000




                                                                New England Zenith Fund
                                 -------------------------------------------------------------------------------------
                                     Bond          Money         Mid Cap      Growth and                      U.S.
                                    Income         Market         Value         Income       Small Cap     Government
                                     Sub-           Sub-          Sub-           Sub-           Sub-          Sub-
                                   Account        Account        Account       Account        Account        Account
                                 ------------   ------------   -----------   ------------   ------------   -----------
From Operating Activities
 Net investment income
   (loss)......................  $   (796,913)  $  3,615,542   $  (385,226)  $  3,548,429   $     49,534   $  (297,255)
 Net realized and unrealized
   gain (loss) on
   investments.................     7,457,940             --     8,806,033    (15,764,696)     2,379,545     3,543,631
                                 ------------   ------------   -----------   ------------   ------------   -----------
   Net Increase (decrease) in
    net assets resulting from
    operations.................     6,661,027      3,615,542     8,420,807    (12,216,267)     2,429,079     3,246,376
From Contract-Related
 Transactions
 Purchase payments transferred
   from New England Life
   Insurance Company...........    20,981,501     64,262,551    11,245,859     37,956,974     49,822,947     8,340,233
 Net transfers (to) from other
   sub-accounts................    (6,186,141)   (57,052,492)      973,171    (14,438,190)    24,184,686    (1,032,380)
 Net transfers to New England
   Life Insurance Company......    (8,889,624)   (10,741,668)   (3,494,101)   (17,948,170)   (11,620,987)   (3,973,856)
                                 ------------   ------------   -----------   ------------   ------------   -----------
   Net increase (decrease) in
    net assets resulting from
    contract-related
    transactions...............     5,905,736     (3,531,609)    8,724,929      5,570,614     62,386,646     3,333,997
                                 ------------   ------------   -----------   ------------   ------------   -----------
 Net increase in net assets....    12,566,763         83,933    17,145,736     (6,645,653)    64,815,725     6,580,373
Net Assets, at beginning of the
 period........................    90,288,105     79,197,697    40,778,211    205,013,367    102,860,622    33,427,116
                                 ------------   ------------   -----------   ------------   ------------   -----------
Net Assets, at end of the
 period........................  $102,854,868   $ 79,281,630   $57,923,947   $198,367,714   $167,676,347   $40,007,489
                                 ============   ============   ===========   ============   ============   ===========


 * For the period May 1, 2000 (Commencement of Operations) through December 31, 2000.
** On December 1, 2000, the Putnam International Stock Portfolio was substituted for the Morgan Stanley International Magnum Equity Series, which is no longer available for investment under the contracts.

                       See Notes to Financial Statements





                                           New England Zenith Fund
    ------------------------------------------------------------------------------------------------------
                                  International
                      Equity         Magnum         Venture          Bond                       Research
      Balanced        Growth         Equity          Value       Opportunities    Investors     Managers
        Sub-           Sub-           Sub-            Sub-           Sub-           Sub-          Sub-
      Account        Account        Account**       Account         Account        Account       Account
    ------------   ------------   -------------   ------------   -------------   -----------   -----------
    $   (800,108)  $    992,115   $    719,030    $ (2,762,931)   $  (504,861)   $   (92,256)  $  (209,008)
      (2,177,662)   (65,123,951)   (11,319,930)     27,385,276      4,264,736         65,243    (3,227,444)
    ------------   ------------   ------------    ------------    -----------    -----------   -----------
      (2,977,770)   (64,131,836)   (10,600,900)     24,622,345      3,759,875        (27,013)   (3,436,452)
      19,046,939    111,140,927     15,278,850      85,830,149     11,401,598      7,365,161    22,897,105
     (16,494,840)    22,908,629      1,588,988      17,371,367     (4,051,150)     2,328,944    17,030,505
     (10,943,978)   (36,849,018)   (65,542,960)    (27,249,947)    (6,863,007)      (703,591)   (1,608,417)
    ------------   ------------   ------------    ------------    -----------    -----------   -----------
      (8,391,879)    97,200,538    (48,675,122)     75,951,569        487,441      8,990,514    38,319,193
    ------------   ------------   ------------    ------------    -----------    -----------   -----------
     (11,369,649)    33,068,702    (59,276,022)    100,573,914      4,247,316      8,963,501    34,882,741
     108,134,473    344,506,869     59,276,022     262,159,825     59,632,696      6,044,800     5,910,289
    ------------   ------------   ------------    ------------    -----------    -----------   -----------
    $ 96,764,824   $377,575,571   $         --    $362,733,739    $64,080,012    $15,008,301   $40,793,030
    ============   ============   ============    ============    ===========    ===========   ===========


 Metropolitan Series Fund
---------------------------   --------------

 Large Cap    International
  Growth          Stock
   Sub-           Sub-
 Account*       Account*          Total
-----------   -------------   --------------


$   (38,691)   $   (35,162)   $    3,002,239
 (3,063,668)     2,104,433       (44,670,514)
-----------    -----------    --------------
 (3,102,359)     2,069,271       (41,668,275)
 10,484,860     16,034,168       492,089,822
  4,152,400      8,716,503                --
   (137,952)    60,335,322      (146,231,954)
-----------    -----------    --------------
 14,499,308     85,085,993       345,857,868
-----------    -----------    --------------
 11,396,949     87,155,264       304,189,593
         --             --     1,397,430,092
-----------    -----------    --------------
$11,396,949    $87,155,264    $1,701,619,685
===========    ===========    ==============


                        See Notes to Financial Statements

New England Variable Annuity Separate Account of
New England Life Insurance Company
 Notes to Financial Statements

1. Nature of Business. New England Variable Annuity Separate Account (the "Account") of New England Life Insurance Company ("NELICO") was established by NELICO's Board of Directors on July 1, 1994 in accordance with the regulations of the Delaware Insurance Department and is now operating in accordance with the regulations of the Commonwealth of Massachusetts Division of Insurance. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The assets of the Account are owned by NELICO. The net assets of the Account are restricted from use in the ordinary business of NELICO. NELICO is an indirect wholly-owned subsidiary of Metropolitan Life Insurance Company.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2. Sub-Accounts. The Account has thirty-three investment sub-accounts as of December 31, 2001 each of which invests in the shares of one series or portfolio of the New England Zenith Fund ("Zenith Fund"), the Metropolitan Series Fund ("Met Series"), the Met Investors Series Trust and American Funds Insurance Series ("American Funds"). The series and portfolios of the Zenith Fund, the Met Series Fund, the Met Investors Series Trust and American Funds in which the sub-accounts invest are referred to herein as the "Eligible Funds". The Zenith Fund, the Met Series Fund, the Met Investors Series Trust and the American Funds are diversified, open-end management investment companies. The Account purchases or redeems shares of the thirty-three Eligible Funds based on the amount of purchase payments invested in the Account, transfers among the sub-accounts, surrender payments, annuity payments and death benefit payments. The values of the shares of the Eligible Funds are determined as of the close of the New York Stock Exchange (the "Exchange") (normally 4:00 p.m. EST) on each day the Exchange is open for trading. Realized gains and losses on the sale of Eligible Funds' shares are computed on the basis of identified cost on the trade date. Income from dividends is recorded on the ex-dividend date. Charges for investment advisory fees and other expenses are reflected in the carrying value of the assets of the Eligible Funds.

3. Mortality and Expense Risks and Administration Charges. Although variable annuity payments differ according to the investment performance of the Eligible Funds, they are not affected by mortality or expense experience because NELICO assumes the mortality and expense risks under the contracts. The mortality risk assumed by NELICO has two elements, a life annuity mortality risk and, for deferred annuity contracts, a minimum death refund risk. The life annuity mortality risk results from a provision in the contract in which NELICO agrees to make annuity payments regardless of how long a particular annuitant or other payee lives and how long all annuitants or other payees as a class live if payment options involving life contingencies are chosen. Those annuity payments are determined in accordance with annuity purchase rate provisions established at the time that contracts are issued. Under deferred annuity contracts, NELICO also assumes a minimum death refund risk by providing that there will be payable, on the death of the annuitant during the accumulation period, an amount equal to the greater of (1) a guaranteed amount equal to the aggregate purchase payments made, without interest, reduced by any partial surrender, and (2) the value of the contract as of the death valuation date. The guaranteed amount in
(1) above is recalculated at the specific contract anniversaries to determine whether a higher (but never a lower) guarantee will apply, based on the contract value at the time of recalculation. Death proceeds are reduced by any outstanding contract loan and, in certain states, by a premium tax charge. The expense risk assumed by NELICO is the risk that the deductions for sales and administrative expenses provided for in the variable annuity contract may prove to be insufficient to cover the cost of those items.

NELICO charges the Account for the mortality and expense fee for the risk NELICO assumes. Currently, the charges are made daily at an annual rate of (i) 1.30% to 1.55% of the Account assets attributable to the American Growth Series individual variable annuity contracts; (ii) 1.25% to 1.50% of the Account assets attributable to the American Growth Series-I individual variable annuity contracts; (iii) 1.15% to 2.10% of the Account assets attributable to the American Forerunner Series individual variable annuity contracts, depending on the Class of Contract, sub-account selected, and the death benefit option selected. NELICO also imposes an administration asset charge at an annual rate of .10% of the Account assets attributable to American Growth Series, American

New England Variable Annuity Separate Account of
New England Life Insurance Company
 Notes to Financial Statements--(Continued)

Growth Series-I as well as an annual administration contract charge of $30 per contract against the contract value in the Account for the American Growth Series and American Growth Series-I (though not to exceed 2% of the total contract value) and American Forerunner Series. The $30 administration charge is waived on American Growth Series and American Growth Series-I contracts if the contract value is at least $50,000 or if net deposits made during the year exceed $1,000 and the contract value is at least $25,000. The $30 administration charge is waived on American Forerunner Series contracts if the contract value is at least $50,000. A premium tax charge applies to the contracts in certain states.

4. Federal Income Taxes. For federal income tax purposes the Account's operations are included with those of NELICO. NELICO intends to make appropriate charges against the Account in the future if and when tax liabilities arise.

5. Investment Advisers. MetLife Advisers, LLC (formerly, New England Investment Management, LLC.) is the investment adviser for the series of the Zenith Fund. The Chart below shows the sub-adviser for each series of the Zenith Fund. MetLife Advisers, which is an affiliate of NELICO, and each of the sub-advisers are registered with the Securities and Exchange Commission as investment advisers under the Investment Advisers Act of 1940.



                   Series                                       Sub-Adviser
                   ------                                       -----------


State Street Research Money Market
                                               State Street Research & Management Company*
State Street Research Bond Income
                                               State Street Research & Management Company*
Westpeak Growth and Income
                                               Westpeak Investment Advisors, L.P.
Harris Oakmark Mid Cap Value***
                                               Harris Associates L.P.
Loomis Sayles Small Cap
                                               Loomis Sayles & Company, L.P.
Balanced**
                                               Wellington Management Company, LLP.
Davis Venture Value****
                                               Davis Selected Advisers, L.P.
Alger Equity Growth
                                               Fred Alger Management, Inc.
Salomon Brothers U.S. Government
                                               Salomon Brothers Asset Management, Inc
Salomon Brothers Strategic Bond
  Opportunities+
                                               Salomon Brothers Asset Management, Inc
MFS Investors Trust
                                               Massachusetts Financial Services Company
MFS Research Managers
                                               Massachusetts Financial Services Company


------------
   * Prior to July 1, 2001, Back Bay Advisers, L.P. was the sub-adviser.
  ** Prior to May 1, 2000, Loomis Sayles & Company was the sub-adviser.
 *** Prior to May 1, 2000, Goldman Sachs Asset Management, a separate operating division of Goldman Sachs & Co. was sub-adviser. Prior to May 1, 1998, Loomis Sayles & Company, LLP was the sub-adviser.
**** Davis Selected may also delegate any of its responsibilities to David
     Selected Advisers- NY, Inc., a wholly-owned subsidiary of Davis Selected. + The Salomon Brothers Strategic Bond Opportunities Series also receives certain investment sub-advisory services from Salomon Brothers Asset Management Limited, a London based affiliate of Salomon Brothers Asset Management Inc.

The Putnam International Stock Portfolio was substituted for the Morgan Stanley International Magnum Equity Series on December 1, 2000. The Morgan Stanley International Magnum Equity Series is no longer available for investment under the contracts. The MetLife Stock Index Portfolio was substituted for the Westpeak Stock Index Series on April 27, 2001. The Westpeak Stock Index Series is no longer available for investment under the contracts.

MetLife Advisers became investment manager for the Metropolitan Series Fund Portfolios on May 1, 2001. Prior to that time, Metropolitan Life Insurance Company was the investment manager. The following chart shows the sub-investment manager for each portfolio of the Metropolitan Series Fund.

New England Variable Annuity Separate Account of
New England Life Insurance Company
 Notes to Financial Statements--(Continued)



                  Portfolio                                Sub-Investment Manager
                  ---------                                ----------------------

Putnam Large Cap Growth
                                               Putnam Investment Management, LLC
Janus Mid Cap
                                               Janus Capital Corporation
Russell 2000 Index
                                               Metropolitan Life Insurance Company*
Putnam International Stock
                                               Putnam Investment Management, LLC
MetLife Stock Index
                                               Metropolitan Life Insurance Company*
MetLife Mid Cap Stock Index
                                               Metropolitan Life Insurance Company*
Morgan Stanley EAFE Index
                                               Metropolitan Life Insurance Company*
Lehman Brothers Aggregate Bond Index
                                               Metropolitan Life Insurance Company*
State Street Research Aurora Small Cap Value
                                               State Street Research & Management Company
Janus Growth
                                               Janus Capital Corporation
Neuberger Berman Partners Mid Cap Value
                                               Neuberger Berman Management Inc.
Franklin Templeton Small Cap Growth
                                               Franklin Advisers, Inc.
State Street Research Investment Trust
                                               State Street Research & Management Company


------------
* Metropolitan Life Insurance Company became sub-investment manager on May 1, 2001.

Met Investors Advisory Corp. has the overall responsibility for the general management and administration of all of the Portfolios of the Met Investors Series Trust. The following chart shows the adviser for each portfolio of the Met Investors Series Trust.



        Portfolio                            Adviser
        ---------                            -------

Lord Abbett Bond Debenture
                            Lord, Abbett & Co.
MFS Mid Cap Growth
                            Massachusetts Financial Services Company
MFS Research International
                            Massachusetts Financial Services Company
PIMCO Total Return
                            Pacific Investment Management Company LLC
PIMCO Innovation
                            PIMCO Equity Advisors



Capital Research and Management Company is the investment adviser for the American Funds Insurance Series.

New England Variable Annuity Separate Account of
New England Life Insurance Company
 Notes to Financial Statements--(Continued)

6. Investment Purchases and Sales. The following table shows the aggregate cost of Eligible Fund shares purchased and proceeds from the sales of Eligible Fund shares for each sub-account for the year ended December 31, 2001:



                                                               Purchases         Sales
                                                              ------------    ------------

State Street Research Bond Income Series Class A............  $ 49,348,884    $ 31,648,942
State Street Research Bond Income Series Class B***.........     8,231,183         316,496
State Street Research Money Market Series Class A...........   126,254,572     102,424,737
State Street Research Money Market Series Class B***........    19,243,578       3,897,773
Harris Oakmark Mid Cap Value Series Class A.................    64,469,305      24,051,902
Harris Oakmark Mid Cap Value Series Class E***..............     9,712,569          23,226
Westpeak Growth and Income Series Class A...................    20,551,822      45,585,638
Westpeak Growth and Income Series Class E***................     2,006,302         508,651
Loomis Sayles Small Cap Series Class A......................    23,949,419      42,425,581
Loomis Sayles Small Cap Series Class E***...................     2,086,508          67,120
Salomon Brothers U.S. Government Series Class A.............    30,115,574      15,056,633
Salomon Brothers U.S. Government Series Class E***..........     6,492,295         201,906
Balanced Series Class A.....................................    21,857,967      25,353,907
Balanced Series Class E***..................................     1,657,327          97,065
Alger Equity Growth Series Class A..........................    62,268,297      95,175,208
Alger Equity Growth Series Class E***.......................     4,871,391          21,771
Davis Venture Value Series Class A..........................    70,913,384      77,163,905
Davis Venture Value Series Class E***.......................    11,271,656         344,820
Salomon Brothers Strategic Bond Opportunities Series
  Class A...................................................    17,328,366      16,093,781
Salomon Brothers Strategic Bond Opportunities Series
  Class E***................................................     2,517,674         102,949
MFS Investors Trust Series Class A..........................     7,911,381       5,477,673
MFS Investors Trust Series Class E***.......................       709,713          10,256
MFS Research Managers Class A...............................    11,415,998      16,041,534
MFS Research Managers Class E***............................       375,960           5,978
Janus Mid Cap Portfolio Class B**...........................    15,116,270       3,203,239
Janus Growth Portfolio Class B**............................     3,072,747         209,558
Putnam Large Cap Growth Portfolio Class A...................    11,294,880       5,206,083
Putnam Large Cap Growth Portfolio Class E***................     1,120,790         106,043
Putnam International Stock Portfolio Class A................    33,804,500      36,468,212
Putnam International Stock Portfolio Class E***.............     2,191,829         101,622
Russell 2000 Index Portfolio Class B*.......................     7,193,970       1,358,901
State Street Research Aurora Small Cap Value Class A*.......    34,559,093       6,813,408
State Street Research Aurora Small Cap Value Class E***.....     6,186,058          19,574
State Street Research Investment Trust Class B**............     3,033,160         419,767
MetLife Stock Index Portfolio Class B*......................    16,917,806       2,490,866
MetLife Mid Cap Stock Index Portfolio Class B*..............     5,140,470         918,619
Lehman Bros Aggregate Bond Index Portfolio Class B*.........    17,695,555       4,011,072
Morgan Stanley EAFE Index Portfolio Class B*................     4,916,426       1,115,658
Neuberger Berman Partners Mid Cap Value Class B**...........     2,313,434         309,948
Franklin Templeton Small Cap Growth Class B**...............     4,284,669         448,311
Lord Abbett Bond Debenture Portfolio Class B**..............     3,985,973         785,487
PIMCO Total Return Portfolio Class B**......................    17,434,498       1,247,604


New England Variable Annuity Separate Account of
New England Life Insurance Company
 Notes to Financial Statements--(Continued)



                                                               Purchases         Sales
                                                              ------------    ------------
PIMCO Innovation Portfolio Class B**........................  $  3,180,580    $    508,764
MFS Mid Cap Growth Portfolio Class B**......................     3,582,792         647,732
MFS Research International Portfolio Class B**..............     1,870,562         201,199
American Funds Growth Fund Class 2**........................    25,933,434       2,948,055
American Funds Growth Income Fund Class 2**.................    26,710,681       2,862,391
American Funds Global Small Capitalization Class 2**........     3,641,162         460,801


  * For the period January 22, 2001 (Commencement of Sub-Account Operations) to December 31, 2001.

 ** For the period May 1, 2001 (Commencement of Sub-Account Operations) to
    December 31, 2001.

*** For the period July 1, 2001 (Commencement of Operations) to December 31,
    2001.

7. Annuity Reserves. For contracts payable on or after January 1, 1998, annuity reserves are computed according to the Annuity 2000 Mortality Tables. The assumed interest rate may be 0%, 3.5% or 5% as elected by the annuitant and as regulated by the laws of the respective states. Adjustments to annuity reserves are reimbursed to or from NELICO.

8. Increases (Decreases) in Accumulation Units. A summary of units outstanding for variable annuity contracts for the year ended December 31, 2001:



                                               State Street   State Street      Harris       Westpeak
                                                 Research       Research       Oakmark      Growth and    Loomis Sayles
                                               Bond Income    Money Market   Midcap Value     Income        Small Cap
                                               Sub-Account    Sub-Account    Sub-Account    Sub-Account    Sub-Account
                                               ------------   ------------   ------------   -----------   -------------
Units Outstanding 12/31/00...................   26,738,998     34,752,625     27,369,211     70,345,992     66,264,975
Units Purchased..............................   14,330,050     64,138,140     30,564,403      8,763,438     11,588,343
Units Redeemed...............................   (7,469,553)   (45,740,839)    (9,398,957)   (17,355,170)   (18,314,821)
                                                ----------    -----------     ----------    -----------    -----------
Units Outstanding 12/31/01...................   33,599,495     53,149,926     48,534,647     61,754,260     59,538,497
                                                ==========    ===========     ==========    ===========    ===========



                                                Salomon Brothers
                                                U.S. Government     Balanced
                                                  Sub-Account      Sub-Account
                                                ----------------   -----------
 Units Outstanding 12/31/00...................    28,212,304       61,207,032
 Units Purchased..............................    24,818,557       15,758,853
 Units Redeemed...............................    (9,765,265)     (16,172,947)
                                                  ----------      -----------
 Units Outstanding 12/31/01...................    43,265,596       60,792,938
                                                  ==========      ===========




                                                   Davis      Salomon Brothers                            MFS            Putnam
                                 Alger Equity     Venture      Strategic Bond          MFS              Research        Large Cap
                                    Growth         Value       Opportunities     Investors Series       Manager          Growth
                                 Sub-Account    Sub-Account     Sub-Account        Sub-Account        Sub-Account      Sub-Account
                                 ------------   -----------   ----------------   ----------------   ----------------   -----------
Units Outstanding 12/31/00.....  118,611,204    118,784,788      42,019,046         14,955,447         36,163,045       15,757,750
Units Purchased................   23,275,804     30,204,506      12,547,419         26,842,227         12,143,047       78,373,893
Units Redeemed.................  (32,058,835)   (27,133,833)     (9,591,337)       (23,026,196)       (16,751,309)     (65,587,378)
                                 -----------    -----------      ----------        -----------        -----------      -----------
Units Outstanding 12/31/01.....  109,828,173    121,855,461      44,975,128         18,771,478         31,554,783       28,544,265
                                 ===========    ===========      ==========        ===========        ===========      ===========

                                                                                                                         Lehman
                                                                                                                        Brothers
                                    Putnam                                                   MetLife       Morgan       Aggregate
                                 International      Janus        Russell       MetLife       Mid Cap       Stanley        Bond
                                     Stock         Mid Cap     2000 Index    Stock Index   Stock Index   EAFE Index       Index
                                  Sub-Account    Sub-Account   Sub-Account   Sub-Account   Sub-Account   Sub-Account   Sub-Account
                                 -------------   -----------   -----------   -----------   -----------   -----------   -----------


Units Outstanding 12/31/00.....    58,500,680            --            --            --            --            --            --
Units Purchased................    54,103,903     8,520,828     6,276,796     4,798,937     8,630,676     5,500,743    15,555,765
Units Redeemed.................   (53,695,549)   (2,130,243)   (1,140,399)     (784,700)   (4,396,302)   (1,132,821)   (3,192,081)
                                  -----------    ----------    ----------     ---------    ----------    ----------    ----------
Units Outstanding 12/31/01.....    58,910,034     6,390,585     5,136,397     4,014,237     4,234,374     4,167,922    12,363,684
                                  ===========    ==========    ==========     =========    ==========    ==========    ==========


New England Variable Annuity Separate Account of
New England Life Insurance Company
 Notes to Financial Statements--(Continued)



                                     State Street
                                       Research
                                        Aurora                    Neuberger Berman   Franklin Templeton     State Street
                                      Small Cap        Janus      Partners Mid Cap       Small Cap            Research
                                        Value         Growth           Value               Growth         Investment Trust
                                     Sub-Account    Sub-Account     Sub-Account         Sub-Account         Sub-Account
                                     ------------   -----------   ----------------   ------------------   ----------------
Units Outstanding 12/31/00.........           --            --              --                  --                 --
Units Purchased....................   30,518,848     3,908,061       1,559,968           4,994,888            444,478
Units Redeemed.....................   (5,164,208)     (287,680)       (198,496)           (491,153)           (32,317)
                                      ----------     ---------       ---------           ---------            -------
Units Outstanding 12/31/01.........   25,354,640     3,620,381       1,361,472           4,503,735            412,161
                                      ==========     =========       =========           =========            =======




                                     Lord Abbett        PIMCO
                                    Bond Debenture   Total Return
                                     Sub-Account     Sub-Account
                                    --------------   ------------
Units Outstanding 12/31/00.........          --               --
Units Purchased....................   2,700,809       16,303,773
Units Redeemed.....................    (335,837)        (798,517)
                                      ---------       ----------
Units Outstanding 12/31/01.........   2,364,972       15,505,256
                                      =========       ==========




                                              PIMCO      MFS Mid Cap   MFS Research    American Funds   American Funds
                                           Innovation      Growth      International       Growth       Growth & Income
                                           Sub-Account   Sub-Account    Sub-Account     Sub-Account       Sub-Account
                                           -----------   -----------   -------------   --------------   ---------------
Units Outstanding 12/31/00...............          --            --             --              --                --
Units Purchased..........................   4,896,624     4,098,757      2,102,904       2,430,001         3,386,457
Units Redeemed...........................    (933,700)     (404,101)      (183,536)       (295,625)         (393,957)
                                            ---------     ---------      ---------       ---------         ---------
Units Outstanding 12/31/01...............   3,962,924     3,694,656      1,919,368       2,134,376         2,992,500
                                            =========     =========      =========       =========         =========


                                           American Funds
                                            Global Small
                                           Capitalization
                                            Sub-Account
                                           --------------

 Units Outstanding 12/31/00...............          --
 Units Purchased..........................   2,887,062
 Units Redeemed...........................    (325,299)
                                             ---------
 Units Outstanding 12/31/01...............   2,561,763
                                             =========


9. Unit Values. A summary of unit values and units outstanding for the Contracts and the expenses as a percentage of average net assets, excluding expenses for the underlying funds, for the period ended December 31, 2001 or lesser time period if applicable.



                                               State Street      State Street        Harris          Westpeak
                                                 Research          Research         Oakmark         Growth and      Loomis Sayles
                                               Bond Income       Money Market     Midcap Value        Income          Small Cap
                                               Sub-Account       Sub-Account      Sub-Account      Sub-Account       Sub-Account
                                             ----------------   --------------   --------------   --------------   ---------------
Units 2001.................................       33,599,495       53,149,926        48,534,647       61,754,260        59,538,497
Unit Value.................................     3.46 to 4.15     1.96 to 2.35      2.47 to 2.69     2.22 to 2.41      2.13 to 2.29
Net Assets (In thousands)..................          138,063          123,089           129,180          147,774           135,409
Investment Income Ratio to Average Net
 Assets(1).................................              8.0%             3.6%              0.5%             0.9%              7.3%
Expenses as a percent of Average Net
 Assets(2).................................    1.15% to 1.85%   1.15% to 1.85%    1.15% to 1.85%   1.15% to 1.86%    1.15% to 1.85%
Total Return(3)............................          3% to 7%         0% to 3%         4% to 26%      -9% to -15%       -5% to -10%




                                             Salomon Brothers
                                             U.S. Government       Balanced
                                               Sub-Account       Sub-Account
                                             ----------------   --------------
Units 2001.................................       43,265,596        60,792,938
Unit Value.................................     1.41 to 1.50      1.40 to 1.50
Net Assets (In thousands)..................           64,481            90,522
Investment Income Ratio to Average Net
 Assets(1).................................              5.7%              4.1%
Expenses as a percent of Average Net
 Assets(2).................................    1.15% to 1.85%    1.15% to 1.85%
Total Return(3)............................          3% to 5%        -2% to -6%


                                                                                            Salomon Brothers
                                                           Alger Equity    Davis Venture     Strategic Bond          MFS
                                                              Growth           Value         Opportunities     Investors Series
                                                           Sub-Account      Sub-Account       Sub-Account        Sub-Account
                                                          --------------   --------------   ----------------   ----------------
Units 2001..............................................     109,828,173     121,855,461         44,975,128         18,771,478
Unit Value..............................................    2.60 to 2.78    2.52 to 2.69       1.51 to 1.62       0.81 to 0.84
Net Assets (In thousands)...............................         303,228         325,852             72,204             15,612
Investment raceme Ratio to Average Net Assets(1)........             6.1%           10.4%               8.1%               0.4%
Expenses as a percent of Average Net Assets(2)..........   1.15% to 1.85%  1.15% to 1.85%     1.15% to 1.85%     1.15% to 1.85%
Total Return(3).........................................      -9% to -13%     -5% to -12%           2% to 5%        -7% to -17%




                                                                MFS              Putnam
                                                              Research         Large Cap
                                                              Manager            Growth
                                                            Sub-Account       Sub-Account
                                                           --------------   ----------------
Units 2001..............................................       31,554,783        28,544,265
Unit Value..............................................     0.86 to 0.88              0.49
Net Assets (In thousands)...............................           27,740            14,078
Investment raceme Ratio to Average Net Assets(1)........              1.0%              0.0%
Expenses as a percent of Average Net Assets(2)..........    1.15% to 1.85%    1.15% to 1.85%
Total Return(3).........................................      -10% to -22%      -14% to -31%





                                                     Putnam                                                          MetLife
                                                  International       Janus          Russell         MetLife         Mid Cap
                                                      Stock          Mid Cap       2000 Index      Stock Index     Stock Index
                                                   Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account
                                                  -------------   -------------   -------------   -------------   -------------
Units 2001......................................    58,910,034        6,390,585       5,136,397       4,014,237       4,234,374
Unit value......................................  1.06 to 1.18     1.50 to 1.57    1.16 to 1.19    3.23 to 3.61    1.02 to 1.03
Net Assets (In thousands).......................        68,676            9,896           6,037          14,055           4,326
Investment Income Ratio to Average Net
 Assets(1)......................................           3.7%             0.0%            0.1%            0.7%            0.2%
Expenses as a percent of Average Net
 Assets(2)......................................  1.15% to 1.85%  1.15% to 1.85%  1.15% to 1.85%  1.15% to 1.85%  1.15% to 1.85%
Total Return(3).................................    -9% to -22%     -17% to -40%      -1% to -3%     -7% to -15%      -1% to -2%





                                                                   Lehman Brothers
                                                  Morgan Stanley   Aggregate Bond
                                                    EAFE Index          Index
                                                   Sub-Account       Sub-Account
                                                  --------------   ---------------
Units 2001......................................      4,167,922        12,363,684
Unit value......................................   0.83 to 0.86      1.10 to 1.14
Net Assets (In thousands).......................          3,547            13,956
Investment Income Ratio to Average Net
 Assets(1)......................................            0.2%              0.7%
Expenses as a percent of Average Net
 Assets(2)......................................  1.15% to 1.85%    1.15% to 1.85%
Total Return(3).................................    -10% to -23%          3% to 5%



New England Variable Annuity Separate Account of
New England Life Insurance Company
 Notes to Financial Statements--(Continued)



                                       State Street
                                         Research                       Neuberger Berman   Franklin Templeton     State Street
                                          Aurora            Janus       Partners Mid Cap       Small Cap            Research
                                      Small Cap Value      Growth            Value               Growth         Investment Trust
                                        Sub-Account      Sub-Account      Sub-Account         Sub-Account         Sub-Account
                                      ---------------   -------------   ----------------   ------------------   ----------------
Units 2001..........................      25,354,640        3,620,381        1,361,472           4,503,735             412,161
Unit Value..........................    1.38 to 1.40     0.77 to 0.78     1.47 to 1.51                0.88        5.68 to 6.77
Net Assets (In thousands)...........          35,487            2,804            2,042               3,961               2,640
Investment Income Ratio to Average
 Net Assets(1)......................             0.3%             0.0%             0.0%                0.0%                0.0%
Expenses as a percent of Average Net
 Assets(2)..........................   1.15% to 1.85%   1.15% to 1.85%   1.15% to 1.85%      1.15% to 1.88%      1.15% to 1.85%
Total Return(3).....................       -2% to 14%     -18% to -23%       -3% to -4%         -8% to -12%         -9% to -12%




                                        Lord Abbett         PIMCO
                                       Bond Debenture   Total Return
                                        Sub-Account      Sub-Account
                                       --------------   -------------
Units 2001..........................       2,364,972       15,505,256
Unit Value..........................    1.32 to 1.39             1.07
Net Assets (In thousands)...........           3,236           16,337
Investment Income Ratio to Average
 Net Assets(1)......................             2.0%             1.6%
Expenses as a percent of Average Net
 Assets(2)..........................   1.15% to 1.85%   1.15% to 1.85%
Total Return(3).....................        -1% to 1%         6% to 7%


                                                                                                   American Funds   American Funds
                                   PIMCO        MFS Mid Cap     MFS Research     American Funds       Growth &       Global Small
                                Innovation        Growth        International        Growth            Income       Capitalization
                                Sub-Account     Sub-Account      Sub-Account       Sub-Account      Sub-Account      Sub-Account
                               -------------   -------------   ---------------   ---------------   --------------   --------------


Units 2001...................     3,962,924       3,694,656         1,919,368         2,134,376        2,992,500         2,561,763
Unit Value...................          0.61    0.82 to 0.83      0.84 to 0.85     9.67 to 11.48     7.20 to 8.54      1.31 to 1.35
Net Assets (In thousands)....         2,414           3,069             1,659            23,354           24,355             3,437
Investment Income Ratio to
 Average Net Assets(1).......           0.0%            0.0%              0.0%              5.6%             2.5%              0.9%
Expenses as a percent of
 Average Net Assets(2)....... 1.15% to 1.85%  1.15% to 1.85%    1.15% to 1.85%    1.40% to 2.10%   1.40% to 2.10%    1.40% to 2.10%
Total Return(3)..............   -19% to -26%    -11% to -16%       -8% to -13%      -12% to -15%       -3% to -4%        -8% to -9%


---------------
(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net asset. These ratios excluded those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
(2) These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit value. Charges made directly to contract owner account through the redemption of units and expense of the underlying fund are excluded.
(3) These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return calculated for the period indicated or from the effective date through the end of the reporting period.

New England Life Insurance Company
 Independent Auditors' Report

New England Life Insurance Company:

We have audited the accompanying consolidated balance sheets of New England Life Insurance Company and subsidiaries (the "Company") as of December 31, 2001 and 2000, and the related consolidated statements of income and comprehensive income, equity and cash flows for each of the three years in the period ended December 31, 2001. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the consolidated financial position of New England Life Insurance Company and subsidiaries as of December 31, 2001 and 2000, and the consolidated results of their operations and their consolidated cash flows for each of the three years in the period ended December 31, 2001 in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
February 22, 2002

New England Life Insurance Company
 Consolidated Balance Sheets

December 31, 2001 and 2000
(Dollars in millions except share and per share amounts)



                                                               2001      2000
                                                              ------    ------


ASSETS
Investments:
  Fixed maturities available-for-sale, at fair value........  $  344    $  245
  Equity securities, at fair value..........................      27        24
  Policy loans..............................................     262       234
  Other limited partnership interests.......................      20        13
  Short-term investments....................................      --        10
                                                              ------    ------
        Total investments...................................     653       526
Cash and cash equivalents...................................     222       114
Accrued investment income...................................      19        20
Premiums and other receivables..............................     133       121
Deferred policy acquisition costs...........................   1,185     1,021
Other assets................................................     113       110
Separate account assets.....................................   5,725     5,651
                                                              ------    ------
        Total assets........................................  $8,050    $7,563
                                                              ======    ======
LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
Future policy benefits......................................  $  245    $  190
Policyholder account balances...............................     661       412
Other policyholder funds....................................     296       249
Policyholder dividends payable..............................       2         2
Current income taxes payable................................      --         3
Deferred income taxes payable...............................      68        20
Other liabilities...........................................     115       179
Separate account liabilities................................   5,725     5,651
                                                              ------    ------
        Total liabilities...................................   7,112     6,706
                                                              ------    ------
Commitments and contingencies (Notes 6 and 8)
Stockholder's Equity:
Common stock, par value $125.00 per share; 50,000 shares
  authorized; 20,000 shares issued and outstanding..........       3         3
Preferred stock, no par value;1,000,000 shares authorized;
  200,000 issued and outstanding............................      --        --
Additional paid-in capital..................................     647       647
Retained earnings...........................................     284       216
Accumulated other comprehensive income (loss)...............       4        (9)
                                                              ------    ------
        Total stockholder's equity..........................     938       857
                                                              ------    ------
Total liabilities and stockholder's equity..................  $8,050    $7,563
                                                              ======    ======


          See accompanying notes to consolidated financial statements.

New England Life Insurance Company
 Consolidated Statements of Income

For the Years Ended December 31, 2001, 2000 and 1999
(Dollars in millions)



                                                            2001    2000    1999
                                                            ----    ----    ----


REVENUES
Premiums..................................................  $117    $125    $124
Universal life and investment-type product policy fees....   351     272     241
Net investment income.....................................    44      63      68
Other revenues............................................   221     283     215
Net investment (losses) gains.............................    (1)    (28)      3
                                                            ----    ----    ----
        Total revenues....................................   732     715     651
                                                            ----    ----    ----
EXPENSES
Policyholder benefits and claims..........................   104     150     193
Interest credited to policyholder account balances........    24      20      11
Policyholder dividends....................................     3      18      21
Other expenses............................................   483     490     351
                                                            ----    ----    ----
        Total expenses....................................   614     678     576
                                                            ----    ----    ----
Income before provision for income taxes..................   118      37      75
Provision for income taxes................................    42      25      29
                                                            ----    ----    ----
Net income................................................  $ 76    $ 12    $ 46
                                                            ====    ====    ====


          See accompanying notes to consolidated financial statements.

New England Life Insurance Company
 Consolidated Statements Of Stockholder's Equity

For the Years Ended December 31, 2001, 2000 and 1999
(Dollars in millions)



                                                                                         Accumulated
                                                             Additional                     Other
                                                   Common      Paid-in      Retained    Comprehensive
                                                   Stock       Capital      Earnings    Income (Loss)    Total
                                                   ------    -----------    --------    -------------    -----
Balance at January 1, 1999.......................    $3         $647          $178          $ 17         $845
  Dividends on preferred stock...................                               (9)                        (9)
  Comprehensive income:
    Net income...................................                               46                         46
    Other comprehensive loss:
      Unrealized investment losses, net of
        related offsets, reclassification
        adjustments and income taxes.............                                            (28)         (28)
                                                                                                         ----
  Comprehensive income...........................                                                          18
                                                     --         ----          ----          ----         ----
Balance at December 31, 1999.....................     3          647           215           (11)         854
  Dividends on preferred stock...................                              (11)                       (11)
  Comprehensive income:
    Net income...................................                               12                         12
    Other comprehensive income:
      Unrealized investment gains, net of related
        offsets, reclassification adjustments and
        income taxes.............................                                              2            2
                                                                                                         ----
  Comprehensive income...........................                                                          14
                                                     --         ----          ----          ----         ----
Balance at December 31, 2000.....................     3          647           216            (9)         857
  Dividends on preferred stock...................                               (8)                        (8)
  Comprehensive income:
    Net income...................................                               76                         76
    Other comprehensive income:
      Unrealized investment gains, net of related
        offsets, reclassification adjustments and
        income taxes.............................                                             13           13
                                                                                                         ----
  Comprehensive income...........................                                                          89
                                                     --         ----          ----          ----         ----
Balance at December 31, 2001.....................    $3         $647          $284          $  4         $938
                                                     ==         ====          ====          ====         ====


          See accompanying notes to consolidated financial statements.

New England Life Insurance Company
 Consolidated Statements of Cash Flows

For the Years Ended December 31, 2001, 2000 and 1999
(Dollars in millions)



                                                               2001      2000     1999
                                                              -------   -------   -----
Cash flows from operating activities
Net income..................................................  $    76   $    12   $  46
  Adjustments to reconcile net income to net cash used in
    operating activities:
    Depreciation and amortization expenses..................       10        13      14
    Gains (losses) from sale of investments and business,
     net....................................................        1        28      (3)
    Interest credited to policyholder account balances......       24        20      11
    Universal life and investment-type product policy
     fees...................................................     (351)     (272)   (241)
    Change in accrued investment income.....................        1        10      (8)
    Change in premiums and other receivables................      (12)       (2)     25
    Change in deferred policy acquisition costs, net........     (153)     (113)   (186)
    Change in insurance-related liabilities.................      102      (420)    113
    Change in income taxes payable..........................       40       (11)    (27)
    Change in other liabilities.............................      (64)       26      58
  Other, net................................................      (13)       18      19
                                                              -------   -------   -----
Net cash used in operating activities.......................     (339)     (691)   (179)
                                                              -------   -------   -----
Cash flows from investing activities
  Sales, maturities and repayments of:
    Fixed maturities........................................      135       587     114
    Equity securities.......................................       --        35       2
  Purchases of:
    Fixed maturities........................................     (226)      (87)   (158)
    Equity securities.......................................       (5)       (9)    (10)
    Real estate and real estate joint ventures..............       --        --      (3)
  Net change in short-term investments......................       10        53     (10)
  Net change in policy loans................................      (28)      (52)    (46)
  Losses from sale of business, net.........................       --       (54)     --
  Other, net................................................       (7)       (3)     24
                                                              -------   -------   -----
Net cash (used in) provided by investing activities.........     (121)      470     (87)
Cash flows from financing activities
  Policyholder account balances:
    Deposits................................................    2,245     1,872     518
    Withdrawals.............................................   (1,669)   (1,532)   (222)
  Financial reinsurance receivables.........................       --        --      33
  Long-term debt repaid.....................................       --       (77)    (13)
  Dividends on preferred stock..............................       (8)      (11)     (9)
                                                              -------   -------   -----
Net cash provided by financing activities...................      568       252     307
Change in cash and cash equivalents.........................      108        30      41
Cash and cash equivalents, beginning of year................      114        84      43
                                                              -------   -------   -----
Cash and cash equivalents, end of year......................  $   222   $   114   $  84
                                                              =======   =======   =====
Supplemental disclosures of cash flow information:
  Cash paid during the year for:
    Interest................................................  $     2   $     7   $  --
                                                              =======   =======   =====
    Income taxes............................................  $     7   $    22   $  30
                                                              =======   =======   =====


          See accompanying notes to consolidated financial statements.

New England Life Insurance Company
 Notes to Consolidated Financial Statements

1. Summary of Significant Accounting Policies

Business

New England Life Insurance Company and its subsidiaries (the "Company" or "NELICO") is a wholly owned stock life insurance subsidiary of Metropolitan Life Insurance Company ("Metropolitan Life"). The Company is headquartered in Boston, Massachusetts as a Massachusetts chartered company. The Company principally provides variable life insurance and variable annuity contracts through a network of general agencies and independent brokers located throughout the United States. The Company also provides participating and non-participating traditional life insurance, fixed annuity contracts, pension products, as well as, group life, medical, and disability coverage. The Company also administers certain business activities for Metropolitan Life.

The principal subsidiaries of which NELICO owns 100% of the outstanding common stock are: New England Pension and Annuity Company ("NEPA") and Newbury Insurance Company, Limited ("Newbury") for insurance operations and, through New England Life Holdings, Inc. (a holding company for non-insurance operations) New England Securities Corporation ("NES"), MetLife Advisers LLC ("Advisers"), and NL Holding Corporation ("NL Holding") and its wholly owned subsidiaries Nathan and Lewis Securities, Inc., Nathan and Lewis Associates, Inc. On November 5, 1999 New England Financial Distributors ("NEFD"), a Limited Liability Corporation, was formed in which NELICO owns a majority interest. On October 31, 2000 Exeter Reassurance Co., Ltd, a Bermuda Corporation was sold to MetLife, Inc. the ultimate parent company of NELICO. The principal business activities of the subsidiaries are disclosed below.

NEPA was incorporated under the laws of the State of Delaware on September 12, 1980. NEPA holds licenses to sell annuity contracts in 22 states, but is currently not actively engaged in the sale or distribution of insurance products.

Newbury was incorporated in Bermuda on May 1, 1987, and is registered as a Class 2 insurer under The Insurance Act of 1978 (Bermuda). Newbury provides professional liability and personal injury coverage to the agents of NELICO through a facultative reinsurance agreement with Lexington Insurance Company. Effective September 1, 2000, Newbury began providing errors and omissions coverage to certain of the life insurance agents of MetLife through a facultative reinsurance agreement with Fireman's Fund Insurance Company.

NES, a National Association of Securities Dealers ("NASD") registered broker/dealer, conducts business as a wholesale distributor of investment products through the sales force of NELICO. Established in 1968, NES offers a range of investment products including mutual funds, investment partnerships, and individual securities. In 1994, NES became a Registered Investment Advisor with the Securities and Exchange Commission ("SEC"), and now offers individually managed portfolios. NES is the national distributor for variable annuity and variable life products issued by NELICO.

Advisers, which changed its name from New England Investment Management LLC in May 2001, was incorporated on August 26, 1994, and is registered as an investment adviser with the SEC, under the Investment Advisers Act of 1940. Advisers was organized to serve as an investment adviser to certain series of the New England Zenith Fund and certain other Metropolitan Life funds. Prior to March 2000, Advisers was named TNE Advisers, Inc.

NL Holding engages in securities brokerage, dealer trading in fixed income securities, over the counter stock, unit investment trusts, and the sale of insurance related products and annuities, sold through licensed brokers and independent agents. Nathan and Lewis Securities, Inc., a wholly owned subsidiary of NL Holding, is a NASD registered broker/dealer. Nathan & Lewis Associates, a wholly owned subsidiary of NL Holding, is a general insurance agent which sells insurance policies and other insurance related products through its licensed brokers and independent agents.

NEFD, was incorporated in Delaware on November 5, 1999. NEFD is licensed as an insurance agency to facilitate the distribution of insurance and other financial products, including securities.

New England Life Insurance Company
 Notes to Consolidated Financial Statements--(Continued)

Basis of Presentation

The accompanying consolidated financial statements include the accounts of NELICO and its subsidiaries, and other limited partnerships in which the Company has a majority voting interest or general partner interest with limited removal rights by limited partners. Intercompany accounts and transactions have been eliminated.

The Company uses the equity method to account for its investments in other limited partnership interests in which it does not have a controlling interest, but has more than a minimal interest.

Certain amounts in the prior years' consolidated financial statements have been reclassified to conform with the 2001 presentation.

Investments

The Company's principal investments are in fixed maturities and policy loans, all of which are exposed to three primary sources of investment risk: credit, interest rate and market valuation. The financial statement risks are those associated with the recognition of income and impairments, determination of fair values. In addition, the earnings on certain investments are dependent upon market conditions that could result in prepayments and changes in amounts to be earned due to changing interest rates or equity markets.

The Company's fixed maturity and equity securities are classified as available-for-sale and are reported at their estimated fair value. Unrealized investment gains and losses on securities are recorded as a separate component of accumulated other comprehensive income, net of policyholder related amounts and deferred income taxes. The cost of fixed maturity and equity securities is adjusted for impairments in value deemed to be other than temporary. These adjustments are recorded as realized losses on investments. Realized gains and losses on sales of securities are determined on a specific identification basis. All security transactions are recorded on a trade date basis.

Policy loans are stated at unpaid principal balances.

Short-term investments are stated at amortized cost, which approximates fair value.

Other invested assets are reported at their estimated fair value.

Cash and Cash Equivalents

The Company considers all investments purchased with an original maturity of three months or less to be cash equivalents.

Property, Equipment and Leasehold Improvements

Property, equipment and leasehold improvements, which are included in other assets, are stated at cost, less accumulated depreciation and amortization. Depreciation is determined using either the straight-line or sum-of-the-years-digits method over the estimated useful lives of the assets. Estimated lives range from four to seven years for leasehold improvements and three to 15 years for all other property and equipment. Accumulated depreciation of property and equipment and accumulated amortization on leasehold improvements was $54 million and $53 million at December 31, 2001 and 2000, respectively. Related depreciation and amortization expense was $1 million, $9 million and $12 million for the years ended December 31, 2001, 2000 and 1999, respectively.

Computer Software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as, internal and external costs incurred to develop internal-use computer software during the application development stage are capitalized. Such costs are amortized over a three-year period using the straight-line method. Accumulated amortization of capitalized software was $10 million and $1 million at December 31, 2001 and 2000, respectively. Related amortization expense was $8 million, and $2 million for the years ended December 31, 2001, and 2000, respectfully.

New England Life Insurance Company
 Notes to Consolidated Financial Statements--(Continued)

Deferred Policy Acquisition Costs

The costs of acquiring new business that vary with, and are primarily related to, the production of new business are deferred. Such costs, which consist principally of commissions, agency and policy issue expenses, are amortized with interest over the expected life of the contract for participating traditional life, variable life, universal life, investment-type products, and variable annuities. Generally, deferred policy acquisition costs are amortized in proportion to the present value of estimated gross margins or profits from investments, mortality, expense margins and surrender charges. Actual gross margins or profits can vary from management's estimates resulting in increases or decreases in the rate of amortization. Management periodically updates these estimates and evaluates the recoverability of deferred policy acquisition costs. When appropriate, management revises its assumptions of the estimated gross margins or profits of these contracts, and the cumulative amortization is re-estimated and adjusted by a cumulative charge or credit to current operations.

Deferred policy acquisition costs for non-medical health policies are amortized over the estimated life of the policy in proportion to anticipated premiums. Assumptions as to anticipated premiums are made at the date of policy issuance and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in operations when they occur.

Information regarding deferred policy acquisition costs is as follows:



                                                      Years Ended December 31,
                                                      ------------------------
                                                       2001      2000     1999
                                                      ------    ------    ----
                                                       (Dollars in millions)


Balance at January 1................................  $1,021    $  931    $711
Capitalization of policy acquisition costs..........     216       223     217
                                                      ------    ------    ----
    Total...........................................   1,237     1,154     928
                                                      ------    ------    ----
Amortization allocated to:
  Net realized investment gains (losses)............      --         1      (1)
  Unrealized investment (losses) gains..............     (11)       23     (33)
  Other expenses....................................      63       109      31
                                                      ------    ------    ----
    Total amortization..............................      52       133      (3)
                                                      ------    ------    ----
Balance at December 31..............................  $1,185    $1,021    $931
                                                      ======    ======    ====


Amortization of deferred policy acquisition costs is allocated to: (1) investment gains and losses to provide consolidated statement of income information regarding the impact of such gains and losses on the amount of the amortization, (2) unrealized investment gains and losses to provide information regarding the amount of deferred policy acquisition costs that would have been amortized if such gains and losses had been recognized and (3) other expenses to provide amounts related to the gross margins or profits originating from transactions other than investment gains and losses.

Investment gains and losses that relate to certain products have a direct impact on the amortization of deferred policy acquisition costs. Presenting investment gains and losses net of related amortization of deferred policy acquisition costs provides information useful in evaluating the operating performance of the Company. This presentation may not be comparable to presentations made by other insurers.

Goodwill

The excess of cost over the fair value of net assets acquired ("goodwill") is included in other assets. Goodwill is amortized on a straight-line basis over 10 years. The Company reviews goodwill to assess recoverability from future operations using undiscounted cash flows. Impairments are recognized in operating results if a permanent diminution in value is deemed to have occurred.

New England Life Insurance Company
 Notes to Consolidated Financial Statements--(Continued)



                                                   Years Ended December 31,
                                                  --------------------------
                                                   2001      2000      1999
                                                  ------    ------    ------
                                                    (Dollars in millions)


Net balance at January 1........................    $17       $19       $21
Amortization....................................     (2)       (2)       (2)
                                                    ---       ---       ---
Net balance at December 31......................    $15       $17       $19
                                                    ===       ===       ===




                                                  December 31,
                                                  ------------
                                                  2001    2000
                                                  ----    ----
                                                  (Dollars in
                                                   millions)


Accumulated amortization........................   $8      $6
                                                   ==      ==


Future Policy Benefits and Policyholder Account Balances

The Company also establishes liabilities for amounts payable under insurance policies, including traditional life insurance, annuities and disabled lives. Generally, amounts are payable over an extended period of time and the profitability of the products is dependent on the pricing of the products. Principal assumptions used in pricing policies and in the establishment of liabilities for future policy benefits are mortality, morbidity, expenses, persistency, investment returns and inflation. Differences between the actual experience and assumptions used in pricing the policies and in the establishment of liabilities result in variances in profit and could result in losses.

Future policy benefit liabilities for participating traditional life insurance policies are equal to the aggregate of (a) net level premium reserves for death and endowment policy benefits (calculated based upon the nonforfeiture interest rate, ranging from 4% to 5%, and mortality rates guaranteed in calculating the cash surrender values described in such contracts), (b) the liability for terminal dividends and (c) premium deficiency reserves, which are established when the liabilities for future policy benefits plus the present value of expected future gross premiums are insufficient to provide for expected future policy benefits and expenses after deferred policy acquisition costs are written off.

Future policy benefit liabilities for traditional annuities are equal to accumulated contractholder fund balances during the accumulation period and the present value of expected future payments after annuitization. Interest rates used in establishing such liability range from 4% to 7%.

Future policy benefit liabilities for non-medical health insurance are calculated using the net level premium method and assumptions as to future morbidity, withdrawals and interest, which provide a margin for adverse deviation. Future policy benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. The interest rates used in establishing such liability range from 4% to 7%.

Policyholder account balances for variable life, universal life and investment-type contracts are equal to the policy account values, which consist of an accumulation of gross premium payments plus credited interest ranging from 4% to 8%, less expense and mortality charges and withdrawals.

The liability for unpaid claims represents the amount estimated for claims that have been reported but not settled and claims incurred but not reported. Liabilities for unpaid claims are estimated based upon the Company's historical experience and other actuarial assumptions that consider the effects of current developments, anticipated trends and risk management programs. Revisions of these estimates are included in operations in the year such refinements are made.

Recognition of Insurance Revenue and Related Benefits

Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due. Benefits and expenses are provided against such revenues to recognize profits over the estimated lives of the

New England Life Insurance Company
 Notes to Consolidated Financial Statements--(Continued)

policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into operations in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

Premiums related to non-medical health contracts are recognized on a pro rata basis over the applicable contract term.

Deposits related to universal life and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of amounts assessed against policyholder account balances for mortality, policy administration and surrender charges. Amounts that are charged to operations include interest credited and benefit claims incurred in excess of related policyholder account balances.

Dividends to Policyholders

Dividends to policyholders are determined annually by the board of directors. The aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity and expense experience for the year, as well as management's judgment as to the appropriate level of statutory surplus to be retained by the Company.

Participating Business

Participating business represented approximately 3% of the Company's life insurance in force, and 9% of the number of life insurance policies in force at December 31, 2001 and 2000. Participating policies represented approximately 52% and 67%, 55% and 65% and 57% and 62% of gross and net life insurance premiums for the years ended December 31, 2001, 2000 and 1999, respectively.

Income Taxes

NELICO and its includable life insurance and non-life insurance subsidiaries file a consolidated U.S. federal income tax return in accordance with the Internal Revenue Code. Non-includable subsidiaries file either separate or separate consolidated tax returns. Income tax expense has been calculated in accordance with the provisions of the Internal Revenue Code, as amended. The Company uses the liability method of accounting for income taxes. Income tax provisions are based on income reported for financial statement purposes. The future tax consequences of temporary differences between financial reporting and tax basis of assets and liabilities are measured as of the balance sheet dates and are recorded as deferred income tax assets or liabilities.

Reinsurance

The Company has reinsured certain of its life insurance contracts with other insurance companies under various agreements. Amounts due from reinsurers are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. Policy and contract liabilities are reported gross of reinsurance credits.

Separate Accounts

Separate Accounts are established in conformity with the state insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate Account assets are subject to general account claims, only to the extent the value of such assets exceeds the Separate Account liabilities. Investments held in the Separate Accounts (stated at estimated fair market value) and liabilities of the Separate Accounts (including participants' corresponding equity in the Separate Accounts) are reported separately as assets and liabilities. Deposits to Separate Accounts, investment income, and realized and unrealized gains and losses on the investments of the Separate Account accrue directly to contract holders and, accordingly, are not reflected in the Company's financial statements. Mortality, policy administration and surrender charges to all Separate Accounts are included in revenues.

New England Life Insurance Company
 Notes to Consolidated Financial Statements--(Continued)

Application of Accounting Pronouncements

Effective January 1, 2001, the Company adopted Statement of Financial Accounting Standards ("SFAS") No. 133, Accounting for Derivative Instruments and Hedging Activities ("SFAS 133") as amended by SFAS No. 138, Accounting for Certain Derivative Instruments and Certain Hedging Activities--an Amendment to FASB Statement No. 133 ("SFAS 138"). SFAS 133 and SFAS 138 established new accounting and reporting standards for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities. The cumulative effect of the adoption of SFAS 133 and SFAS 138, as of January 1, 2001, had no impact to either net income or comprehensive income, as the Company has not entered into any derivative contracts.

Effective April 1, 2001, the Company adopted certain additional accounting and reporting requirements of SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities--a replacement of FASB Statement No. 125, relating to the derecognition of transferred assets and extinguished liabilities and the reporting of servicing assets and liabilities. The adoption of these requirements had no material impact on the Company's consolidated financial statements.

Effective January 1, 2000, the Company adopted Statement of Position 98-7, Accounting for Insurance and Reinsurance Contracts That Do Not Transfer Insurance Risk ("SOP 98-7"). SOP 98-7 provides guidance on the method of accounting for insurance and reinsurance contracts that do not transfer insurance risk, defined in the SOP as the deposit method. SOP 98-7 classifies insurance and reinsurance contracts for which the deposit method is appropriate into those that (i) transfer only significant timing risk, (ii) transfer only significant underwriting risk, (iii) transfer neither significant timing nor underwriting risk and (iv) have an indeterminate risk. Adoption of SOP 98-7 did not have a material effect on the Company's consolidated financial statements.

Effective April 1, 2001, the Company adopted Emerging Issues Task Force Issue No. 99-20, Recognition of Interest Income and Impairment on Certain Investments ("EITF 99-20"). This pronouncement requires investors in certain asset-backed securities to record changes in their estimated yield on a prospective basis and to apply specific evaluation methods to these securities for an other-than-temporary decline in value. The adoption of EITF 99-20 had no material impact on the Company's consolidated financial statements.

In June 2001, the FASB issued SFAS No. 141, Business Combinations ("SFAS 141"), and SFAS No. 142, Goodwill and Other Intangible Assets ("SFAS 142"). SFAS No. 141, which was generally effective July 1, 2001, requires the purchase method of accounting for all business combinations and separate recognition of intangible assets apart from goodwill if such intangible assets meet certain criteria. SFAS No. 142, effective for fiscal years beginning after December 15, 2001, eliminates the systematic amortization and establishes criteria for measuring the impairment of goodwill and certain other intangible assets by reporting unit. Amortization of goodwill and other intangible assets was $2 million for the years ended December 31, 2001, 2000 and 1999. These amounts are not necessarily indicative of the amortization that will not be recorded in future periods in accordance with SFAS 142. The Company is in the process of developing a preliminary estimate of the impact of the adoption of SFAS 142 but has not yet finalized the effect, if any, on its consolidated financial statements. The Company has determined that there will be no significant reclassifications between goodwill and other intangible asset balances and no significant impairment of other intangible assets as of January 1, 2002. The Company will complete the first step of the impairment test, the comparison of the reporting units' fair value to carrying value, by June 30, 2002 and, if necessary, will complete the second step, the estimate of goodwill impairment, by December 31, 2002.

Effective October 1, 2000, the Company adopted Staff Accounting Bulletin No. 101, Revenue Recognition in Financial Statements ("SAB 101"). SAB 101 summarizes certain of the Securities and Exchange Commission's views in applying generally accepted accounting principals to revenue recognition in financial statements. The requirements of SAB 101 did not have a material effect on the Company's consolidated financial statements.

In July 2001, the SEC released Staff Accounting Bulletin No. 102, Selected Loan Loss Allowance and Documentation Issues ("SAB 102"). SAB 102 summarizes certain of the SEC's views on the development, documentation and application of a systematic methodology for determining allowances for loan and lease losses. The application of SAB 102 by the Company did not have a material impact on the Company's consolidated financial statements.

In October 2001, the FASB issued SFAS No. 144, Accounting for the Impairment or Disposal of Long-Lived Assets ("SFAS 144"). SFAS 144 provides a single model for accounting for long-lived assets to be disposed of by superceding

New England Life Insurance Company
 Notes to Consolidated Financial Statements--(Continued)

SFAS No. 121, Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to be Disposed Of ("SFAS 121"), and the accounting and reporting provisions of Accounting Principles Board Opinion No. 30, Reporting the Results of Operations--Reporting the Effects of Disposal of a Segment of a Business, and Extraordinary, Unusual and Infrequently Occurring Events and Transactions("APB 30"). Under SFAS 144, discontinued operations are measured at the lower of carrying value or fair value less costs to sell rather than on a net realizable value basis. Future operating losses relating to discontinued operations also are no longer recognized before they occur. SFAS 144 broadens the definition of a discontinued operation to include a component of an entity (rather than a segment of a business). SFAS 144 also requires long-lived assets to be disposed of other than by sale to be considered held and used until disposed. SFAS 144 retains the basic provisions of (i) APB 30 regarding the presentation of discontinued operations in the statements of income, (ii) SFAS 121 relating to recognition and measurement of impaired long-lived assets (other than goodwill) and (iii) SFAS 121 relating to the measurement of long-lived assets classified as held for sale. SFAS 144 must be adopted beginning January 1, 2002. The adoption of SFAS 144 by the Company is not expected to have a material impact on the Company's consolidated financial statements at the date of adoption.

2. Investments

Fixed maturities and equity securities

Fixed maturities and equity securities at December 31, 2001 were as follows:



                                                                         Gross
                                                          Cost or      Unrealized
                                                         Amortized    ------------    Estimated
                                                           Cost       Gain    Loss    Fair Value
                                                         ---------    ----    ----    ----------
                                                                  (Dollars in millions)

Fixed maturities:
  U.S. Treasury Securities and obligations of U.S.
    Government corporations and agencies...............    $ 21        $1     $--        $ 22
  Foreign governments..................................       2        --      --           2
  Corporate............................................     181         6       3         184
  Mortgage- and asset-backed securities................      86        --      --          86
  Other................................................      50         1       1          50
                                                           ----        --      --        ----
    Total fixed maturities.............................    $340        $8      $4        $344
                                                           ====        ==      ==        ====
Equity securities:
  Common stocks........................................    $ 30        $--     $3        $ 27
                                                           ----        --      --        ----
    Total equity securities............................    $ 30        $--     $3        $ 27
                                                           ====        ==      ==        ====

New England Life Insurance Company
 Notes to Consolidated Financial Statements--(Continued)

Fixed maturities and equity securities at December 31, 2000 were as follows:



                                                                              Gross
                                                               Cost or      Unrealized
                                                              Amortized    ------------    Estimated
                                                                Cost       Gain    Loss    Fair Value
                                                              ---------    ----    ----    ----------
                                                                       (Dollars in millions)

Fixed maturities:
  U.S. Treasury Securities and obligations of U.S.
    Government corporations and agencies....................    $ 28       $--     $--        $ 28
  Foreign governments.......................................      26        --       1          25
  Corporate.................................................     171         2       6         167
  Mortgage- and asset-backed securities.....................      25         1       1          25
                                                                ----       ---     ---        ----
    Total fixed maturities..................................    $250       $ 3     $ 8        $245
                                                                ====       ===     ===        ====
Equity securities:
  Common stocks.............................................    $ 26       $ 2     $ 4        $ 24
                                                                ----       ---     ---        ----
    Total equity securities.................................    $ 26       $ 2     $ 4        $ 24
                                                                ====       ===     ===        ====


The cost or amortized cost and estimated fair value of bonds at December 31, 2001, by contractual maturity date are shown below:



                                                         Cost or
                                                        Amortized    Estimated
                                                          Cost       Fair Value
                                                        ---------    ----------
                                                         (Dollars in millions)


Due in one year or less...............................    $ 19          $ 19
Due after one year through five years.................      76            79
Due after five years through ten years................     107           108
Due after ten years...................................      52            52
                                                          ----          ----
    Total.............................................     254           258
Mortgage- and asset-backed securities.................      86            86
                                                          ----          ----
    Total fixed maturities............................    $340          $344
                                                          ====          ====


Fixed maturities not due at a single maturity date have been included in the above tables in the year of final maturity. Actual maturities may differ from contractual maturities due to the exercise of prepayment options.

Sale of securities classified available-for-sale as follows:



                                                        Years Ended December 31,
                                                        ------------------------
                                                        2001      2000      1999
                                                        ----      ----      ----
                                                         (Dollars in millions)


Proceeds..............................................  $127      $119      $67
Gross realized gains..................................     2         1        2
Gross realized losses.................................     2         1        1


Gross investment losses above exclude write-downs of $1 million recorded during 2001 for other than temporarily impaired available-for-sale securities of $1 million. There were no write-downs recorded for the years ended December 31, 2000 and 1999.

Excluding investments in U.S. Treasury securities and obligations of U.S. government corporations and agencies, the Company is not exposed to any significant concentration of credit risk in its fixed maturities portfolio.

New England Life Insurance Company
 Notes to Consolidated Financial Statements--(Continued)

Assets on Deposit

The Company had investment assets on deposit with regulatory agencies with a fair market value of $6 million at December 31, 2001 and 2000.

Net Investment Income

The components of net investment income were as follows:



                                                        Year Ended December 31,
                                                        ------------------------
                                                        2001      2000      1999
                                                        ----      ----      ----
                                                         (Dollars in millions)

Fixed maturities......................................  $23       $48       $54
Equity securities.....................................    1         2        14
Real estate and real estate joint ventures............   --        --         1
Policy loans..........................................   14        12         9
Other limited partnership interests...................    5         2        (3)
Cash, cash equivalents and short-term investments.....   --        --         3
Other.................................................    2         4        (4)
                                                        ---       ---       ---
    Total.............................................   45        68        74
Less: Investment expenses.............................    1         5         6
                                                        ---       ---       ---
    Net investment income.............................  $44       $63       $68
                                                        ===       ===       ===


Net investment (losses) gains

Net investment (losses) gains were as follows:



                                                        Years Ended December 31,
                                                        ------------------------
                                                        2001      2000      1999
                                                        ----      ----      ----
                                                         (Dollars in millions)

Fixed maturities......................................  $--       $ --      $ 1
Equity securities.....................................   --        (28)      --
Other.................................................   (1)        (1)       3
                                                        ---       ----      ---
    Total.............................................   (1)       (29)       4
Amounts allocable to deferred policy costs............   --          1       (1)
                                                        ---       ----      ---
    Net investment (losses) gains.....................  $(1)      $(28)     $ 3
                                                        ===       ====      ===


Investment (losses) gains have been reduced by deferred policy acquisition costs amortization to the extent that such amortization results from realized investment gains and losses. This presentation may not be comparable to presentations made by other insurers.

New England Life Insurance Company
 Notes to Consolidated Financial Statements--(Continued)

Net Unrealized Investment Gains (Losses)

The components of net unrealized investment gains (losses), included in accumulated other comprehensive income (loss), were as follows:



                                                     Years Ended December 31,
                                                     ------------------------
                                                     2001      2000      1999
                                                     ----      ----      ----
                                                      (Dollars in millions)


Fixed maturities...................................   $4       $(5)      $(35)
Equity securities..................................   (3)       (2)         3
Other invested assets..............................   (2)       --         --
                                                      --       ---       ----
    Total..........................................   (1)       (7)       (32)
                                                      --       ---       ----
Amounts allocable to
    Deferred policy acquisition costs..............    5        (6)        17
Deferred income taxes..............................   --         4          4
                                                      --       ---       ----
    Total..........................................    5        (2)        21
                                                      --       ---       ----
    Net unrealized investment gains (losses).......   $4       $(9)      $(11)
                                                      ==       ===       ====


The changes in net unrealized investment gains (losses) were as follows:



                                                     Years Ended December 31,
                                                     ------------------------
                                                     2001      2000      1999
                                                     ----      ----      ----
                                                      (Dollars in millions)


Balance at January 1...............................  $(9)      $(11)     $ 17
Unrealized gains (losses) during the year..........    6         25       (74)
Unrealized gains (losses) relating to
    Deferred policy acquisition costs..............   11        (23)       33
Deferred income taxes..............................   (4)        --        13
                                                     ---       ----      ----
Balance at December 31.............................  $ 4       $ (9)     $(11)
                                                     ===       ====      ====
Net change in unrealized investment gains (losses).  $13       $  2      $(28)
                                                     ===       ====      ====


3. Fair Value Information

The estimated fair value amounts of financial instruments have been determined by using available market information and the valuation methodologies described below. Considerable judgment is often required in interpreting market data to develop estimates of fair value. Accordingly, the estimates presented herein may not necessarily be indicative of amounts that could be realized in a current market exchange. The use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

New England Life Insurance Company
 Notes to Consolidated Financial Statements--(Continued)

Amounts related to the Company's financial instruments were as follows:



                                                         Carrying    Estimated
                                                          Value      Fair Value
                                                         --------    ----------
                                                         (Dollars in millions)


December 31, 2001
Assets:
  Fixed maturities.....................................    $344         $344
  Equity securities....................................      27           27
  Policy loans.........................................     262          262
  Cash and cash equivalents............................     222          222
Liabilities:
  Policyholder account balances........................     228          222




                                                         Carrying    Estimated
                                                          Value      Fair Value
                                                         --------    ----------
                                                         (Dollars in millions)


December 31, 2000
Assets:
  Fixed maturities.....................................    $245         $245
  Equity securities....................................      24           24
  Policy loans.........................................     234          234
  Short-term investments...............................      10           10
  Cash and cash equivalents............................     114          114
Liabilities:
  Policyholder account balances........................     101           99


The methods and assumptions used to estimate the fair values of financial instruments are summarized as follows:

Fixed Maturities and Equity Securities

The fair value of fixed maturities and equity securities are based upon quotations published by applicable stock exchanges or received from other reliable sources. For securities for which the market values were not readily available, fair values were estimated using quoted market prices of comparable investments.

Policy Loans

The carrying value of policy loans approximate fair value.

Cash and Cash Equivalents and Short-term Investments

The carrying values for cash and cash equivalents and short-term investments approximated fair market values due to the short-term maturities of these instruments.

Policyholder Account Balances

The fair value of policyholder account balances are estimated by discounting expected future cash flows, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

New England Life Insurance Company
 Notes to Consolidated Financial Statements--(Continued)

4. Employee Benefit Plans

Effective January 1, 2001, the Company's employees became employees of Metropolitan Life and in connection with this transition the New England Life Insurance Company Retirement Plan and Trust ("NEF Retirement Plan") merged into the Metropolitan Life Retirement Plan for United States Employees ("Retirement Plan") and the New England 401K Plan and Trust ("NEF 401k Plan") merged into the Savings and Investment Plan for Employees of Metropolitan Life and Participating Affiliates ("SIP"). Retirement benefits are based primarily on years of service and the employee's average salary.



                                                                         December 31,
                                                              -----------------------------------
                                                              Pension Benefits     Other Benefits
                                                              -----------------    --------------
                                                               2001       2000     2001     2000
                                                              -------    ------    -----    -----
                                                                     (Dollars in millions)
Change in projected benefit obligation:
Projected benefit obligation at beginning of year...........   $ 286      $254     $ 45     $ 47
  Service cost..............................................      --         7       --        1
  Interest cost.............................................      --        20        1        3
  Actuarial losses (gains)..................................      --        13       (1)      (2)
  Transfers out of controlled group.........................    (286)       --      (31)      --
  Benefits paid.............................................      --        (8)      (1)      (4)
                                                               -----      ----     ----     ----
Projected benefit obligation at end of year.................      --       286       13       45
                                                               -----      ----     ----     ----
Change in plan assets:
Contract value of plan assets at beginning of year..........     213       210       --       --
  Actuarial return on plan assets...........................      --         6       --       --
  Employer and participant contribution.....................      --         5       --       --
  Transfers out of controlled group.........................    (213)       --       --       --
  Benefits paid.............................................      --        (8)      --       --
                                                               -----      ----     ----     ----
Contract value of plan assets at end of year................      --       213       --       --
Under funded................................................      --       (73)     (13)     (45)
                                                               -----      ----     ----     ----
Unrecognized net actuarial losses (gains)...................      --        32      (18)     (21)
Unrecognized prior service cost.............................      --        15       --       --
                                                               -----      ----     ----     ----
Accrued benefit cost........................................   $  --      $(26)    $(31)    $(66)
                                                               =====      ====     ====     ====
Accrued liability pension cost..............................   $  --      $ (3)
Non-qualified plan accrued pension cost.....................      --       (23)
                                                               -----      ----
Accrued Liability...........................................   $  --      $(26)
                                                               =====      ====

New England Life Insurance Company
 Notes to Consolidated Financial Statements--(Continued)

The aggregate projected benefit obligation and aggregate contract value of plan assets for the pension plans were as follows:



                                                                   Non-Qualified
                                                Qualified Plan          Plan             Total
                                                ---------------    --------------    -------------
                                                2001      2000     2001     2000     2001    2000
                                                -----    ------    -----    -----    ----    -----
                                                              (Dollars in millions)
Aggregate projected benefit obligation........  $--      $(245)    $--      $(41)    $--     $(286)
Aggregate contract value of plan assets
  (principally Company contracts).............   --        213      --        --      --       213
                                                 --      -----      --      ----      --     -----
Under funded..................................  $--      $ (32)    $--      $(41)    $--     $ (73)
                                                 ==      =====      ==      ====      ==     =====


The assumptions used in determining the aggregate projected benefit obligation and aggregate contract value for the pension and other benefits were as follows:



                                                              Pension Benefits    Other Benefits
                                                              ----------------    --------------
                                                               2001      2000     2001     2000
                                                              ------    ------    -----    -----
                                                                    (Dollars in millions)
Weighted average assumptions at December 31,
Discount rate...............................................    N/A      7.75%    7.40%    7.50%
Expected rate of return on plan assets......................    N/A      9.00%     N/A      N/A
Rate of compensation increase...............................    N/A      5.50%     N/A      N/A


The assumed health care cost trend rate used in measuring the accumulated non-pension post-retirement benefit obligation was generally 9.5% in 2001, gradually decreasing to 5% in 2010 and generally 7% in 2000, gradually decreasing to 5% over five years.

Assumed health care cost trend rates have a significant effect on the amounts reported for health care plans. A one-percentage point change in assumed health care cost trend rates would have no material effect on the health care plans.

The components of periodic benefit costs were as follows:



                                      Pension Benefits         Other Benefits
                                    --------------------    --------------------
                                    2001    2000    1999    2001    2000    1999
                                    ----    ----    ----    ----    ----    ----
                                               (Dollars in millions)


Service cost....................... --        7       8      --       1       1
Interest cost...................... --       20      18       1       3       3
Expected return on plan assets..... --      (19)    (15)     --      --      --
Amortization of prior actuarial
  gains............................ --        1       1      (1)     (1)     (1)
                                    --      ---     ---      --      --      --
Net periodic benefit cost.......... --        9      12      --       3       3
                                    ==      ===     ===      ==      ==      ==


Savings and Investment Plans

The Company sponsored savings and investment plans for substantially all employees under which the Company matched a portion of employee contributions. The Company contributed $2 million, for the years ended December 31, 2000 and 1999. As previously stated, the NEF 401K Plan was merged into Metropolitan Life's SIP plan effective January 1, 2001. All contributions to the SIP plan are made by Metropolitan Life.

New England Life Insurance Company
 Notes to Consolidated Financial Statements--(Continued)

5. Separate Accounts

Separate accounts reflect non-guaranteed separate accounts totaling $5,725 million and $5,651 million at December 31, 2001 and 2000, respectively, for which the policyholder assumes the investment risk.

Fees charged to the separate accounts by the Company (including mortality charges, policy administration fees and surrender charges) are reflected in the Company's revenues as universal life and investment-type product policy fees and totaled $48 million, $46 million and $37 million for the years ended December 31, 2001, 2000 and 1999, respectively.

6. Commitments and Contingencies

Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Recent regulatory actions against certain large life insurers encountering financial difficulty have prompted various state insurance guaranty associations to begin assessing life insurance companies for the losses. Most of these laws do provide, however, that an assessment may be excused or deferred if it would threaten an insurer's solvency and further provide annual limits on such assessments. A large part of the assessments paid by the Company's insurance subsidiaries pursuant to these laws may be used as credits for a portion of the Company's premium taxes. The Company paid guaranty fund assessments of less than one million in 2001, 2000, and 1999.

Various litigation, claims and assessments against the Company, in addition to those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, employer, investor, investment advisor and taxpayer. Further, state insurance regulatory authorities and other Federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

In some of the matters referred to above, large and/or indeterminate amounts, including punitive damages and treble damages, are sought. While it is not feasible to predict or determine the ultimate outcome of all pending investigations and legal proceedings or provide reasonable ranges of potential losses, it is the opinion of the Company's management that their outcomes, after consideration of available insurance and reinsurance and the provisions made in the Company's consolidated financial statements, are not likely to have a material adverse effect on the Company's consolidated financial position. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's operating results or cash flows in particular annual periods.

New England Life Insurance Company
 Notes to Consolidated Financial Statements--(Continued)

7. Income Taxes

The provision for income tax expense in the consolidated statements of income is shown below:



                                                       Years Ended December 31,
                                                      --------------------------
                                                       2001      2000      1999
                                                      ------    ------    ------
                                                        (Dollars in millions)


Current:
  Federal...........................................    $(2)     $ 36       $21
                                                        ---      ----       ---
                                                         (2)       36        21
                                                        ---      ----       ---
Deferred:
  Federal...........................................     44       (12)        8
  State and local...................................     --         1        --
                                                        ---      ----       ---
                                                         44       (11)        8
                                                        ---      ----       ---
Provision for income taxes..........................    $42      $ 25       $29
                                                        ===      ====       ===


Reconciliations of the income tax provision at the U.S. statutory rate to the provision for income taxes are as follows:



                                                       Years Ended December 31,
                                                      --------------------------
                                                       2001      2000      1999
                                                      ------    ------    ------
                                                        (Dollars in millions)


Tax provision at U.S. statutory rate................    $42       $13       $26
Tax effect of:
  Tax exempt investment income......................     (2)       --        --
  Sale of Subsidiaries..............................     --        10        --
  Other, net........................................      2         2         3
                                                        ---       ---       ---
Provision for income taxes..........................    $42       $25       $29
                                                        ===       ===       ===

New England Life Insurance Company
 Notes to Consolidated Financial Statements--(Continued)

Deferred income taxes represent the tax effect of the differences between the book and tax basis of assets and liabilities. Net deferred income tax liabilities consisted of the following:



                                                             December 31,
                                                        ----------------------
                                                          2001          2000
                                                        --------      --------
                                                        (Dollars in millions)


Deferred income tax assets:
  Policyholder liabilities and receivables............    $284          $283
  Tax loss carry-forwards.............................      10            10
  Net unrealized investment losses....................      --             4
  Other...............................................      20            11
                                                          ----          ----
                                                           314           308
                                                          ----          ----
  Less: valuation allowance...........................      10            10
                                                          ----          ----
                                                           304           298
                                                          ----          ----
Deferred income tax liabilities:
  Investments.........................................       6             2
  Deferred policy acquisition costs...................     344           298
  Other...............................................      22            18
                                                          ----          ----
                                                           372           318
                                                          ----          ----
Net deferred tax liability............................    $(68)         $(20)
                                                          ====          ====


8. Reinsurance and Other Insurance Transactions

The Company assumes and cedes reinsurance with other insurance companies. The company continually evaluates the financial condition of its reinsurers and monitors concentration of credit risk in an effort to minimize its exposure to significant losses from reinsurer insolvencies. The Company is contingently liable with respect to ceded reinsurance should any reinsurer be unable to meet its obligations under these agreements. The consolidated statements of income are presented net of reinsurance ceded.

The effect of reinsurance on premiums earned is as follows:



                                                       Years Ended December 31,
                                                       -------------------------
                                                        2001      2000     1999
                                                       ------    ------    -----
                                                         (Dollars in millions)


Direct premiums......................................  $ 305     $ 221     $163
Reinsurance assumed..................................    (10)       11       58
Reinsurance ceded....................................   (178)     (107)     (97)
                                                       -----     -----     ----
Net premiums.........................................  $ 117     $ 125     $124
                                                       =====     =====     ====
Reinsurance recoveries netted against policyholder
  benefits...........................................  $ 102     $  73     $ 52
                                                       =====     =====     ====


Reinsurance recoverables, included in premiums and other receivables, were $94 million and $80 million at December 31, 2001 and 2000 respectively.

New England Life Insurance Company
 Notes to Consolidated Financial Statements--(Continued)

The following provides an analysis of the activity in the liability for benefits relating to group accident and non-medical health policies and contracts:



                                                    Years Ended December 31,
                                                    ------------------------
                                                    2001      2000      1999
                                                    ----      ----      ----
                                                     (Dollars in millions)


Balance at January 1..............................  $ 4       $ 4       $ 2
  Reinsurance recoverables........................   (3)       (3)       (1)
                                                    ---       ---       ---
Net balance at January 1..........................    1         1         1
                                                    ---       ---       ---
Incurred related to:
  Current year....................................    1        --        --
                                                    ---       ---       ---
                                                      1        --        --
                                                    ---       ---       ---
Net Balance at December 31........................    2         1         1
  Add: Reinsurance recoverables...................    5         3         3
                                                    ---       ---       ---
Balance at December 31............................  $ 7       $ 4       $ 4
                                                    ===       ===       ===


9. Other Expenses

Other operating costs and expenses consisted of the following:



                                                     Years Ended December 31,
                                                    --------------------------
                                                     2001      2000      1999
                                                    ------    ------    ------
                                                      (Dollars in millions)


Compensation......................................  $ 106     $  92     $  97
Commissions.......................................    224       234       195
Interest and debt issue costs.....................      2         6         5
Amortization of policy acquisition costs..........     63       109        31
Capitalization of policy acquisition costs........   (216)     (223)     (217)
Rent, net of sublease income......................     20        48         6
Insurance taxes, licenses, and fees...............     23        27        21
Other.............................................    261       197       213
                                                    -----     -----     -----
  Total other expenses............................  $ 483     $ 490     $ 351
                                                    =====     =====     =====

New England Life Insurance Company
 Notes to Consolidated Financial Statements--(Continued)

10. Statutory Financial Information

The reconciliation of statutory surplus and statutory net income, determined in accordance with accounting practices prescribed or permitted by the Massachusetts Department of Insurance with such amounts determined in conformity with accounting principles generally accepted in the United States of America were as follows:



                                                              December 31,
                                                         ----------------------
                                                           2001         2000
                                                         ---------    ---------
                                                         (Dollars in millions)


Statutory capital and surplus..........................   $  364       $  353
GAAP adjustments for:
  Future policy benefits and policyholders account
    balances...........................................     (325)        (338)
  Deferred policy acquisition costs....................    1,185        1,021
  Deferred income taxes................................      (88)         (20)
  Valuation of investments.............................        2           (5)
  Statutory asset valuation reserves...................       12           16
  Other, net...........................................     (212)        (170)
                                                          ------       ------
Stockholder's Equity...................................   $  938       $  857
                                                          ======       ======




                                                              December 31,
                                                         ----------------------
                                                         2001    2000     1999
                                                         ----    -----    -----
                                                         (Dollars in millions)


Net change in statutory capital and surplus............  $11     $ (11)   $ (41)
GAAP adjustment for:
  Future policy benefits and policyholders account
    balances...........................................   26      (311)    (296)
  Deferred policy acquisition costs....................  153       177      186
  Deferred income taxes................................  (44)       11       (8)
  Valuation of investments.............................    8       (61)      14
  Other, net...........................................  (78)      207      191
                                                         ----    -----    -----
Net Income.............................................  $76     $  12    $  46
                                                         ====    =====    =====


In March 1998, the National Association of Insurance Commissioners ("NAIC") adopted the Codification of Statutory Accounting Principles ("Codification"). Codification, which is intended to standardize regulatory accounting and reporting to state insurance departments, became effective January 2001. However, statutory accounting principles will continue to be established by individual state laws and permitted practices. The Commonwealth of Massachusetts Division of Insurance (the "Division") requires adoption of Codification, with certain modifications, for the preparation of statutory financial statements effective January 1, 2001. The adoption of the Codification, as modified by the Division increased the Company's statutory capital and surplus by approximately $32 million, as of January 1, 2001. Further modifications by state insurance departments may impact the effect of the Codification on the Company's statutory capital and surplus.

11. Other Comprehensive Income (Loss)

The following table sets forth the reclassification adjustments required for the years ended December 31, 2001, 2000 and 1999 to avoid double-counting in other comprehensive income (loss) items that are included as part of

New England Life Insurance Company
 Notes to Consolidated Financial Statements--(Continued)

net income for the current year that have been reported as a part of other comprehensive income (loss) in the current or prior year:



                                                              2001     2000     1999
                                                              -----    -----    -----
                                                               (Dollars in millions)


Holding gains (losses) on investments arising during the
  year......................................................  $ 20     $ 23     $(72)
Income tax effect of holding gains or losses................    (5)      16       22
Reclassification adjustments:
  Recognized holding losses (gains) included in current year
    income..................................................   (12)      --       (3)
  Amortization of premium and discount on investments.......    (1)      --       --
  Recognized holding (losses) gains allocated to other
    policyholder amounts....................................    --       --        1
  Income tax effect.........................................     3       --        1
Allocation of holding losses (gains) on investments relating
  to other policyholder amounts.............................    11      (23)      33
Income tax effect of allocation of holding gains or losses
  to other policyholder amounts.............................    (3)     (14)     (10)
                                                              ----     ----     ----
Net unrealized investment gains (losses)....................    13        2      (28)
                                                              ----     ----     ----
Other comprehensive income (loss)...........................  $ 13     $  2     $(28)
                                                              ====     ====     ====


12. Related Party Transactions

Effective 2001, Metropolitan Life and the Company entered into a Master Service Agreement for Metropolitan Life to provide all administrative, accounting, legal and similar services to the Company. This Agreement replaced the former Administrative Services Agreement ("ASA") under which the Company provided such services for certain Metropolitan Life life insurance and annuity contracts defined in the ASA. Metropolitan Life charged the Company $73 million for administrative services in 2001. The Company charged Metropolitan Life $164 million and $161 million for administrative services for 2000 and 1999, respectively. In addition, $61 million and $9 million for 2000 and 1999, respectively, were charged to Metropolitan Life by the Company for other miscellaneous services. These services were charged based upon direct costs incurred. Service fees charged to Metropolitan Life were recorded by NELICO as a reduction in operating expenses. Management believes intercompany expenses are calculated on a reasonable basis, however these costs may not necessarily be indicative of the costs that would be incurred if the Company operated on a standalone basis.

The Company has preferred stock outstanding of $200 million owned by MetLife Credit Corporation. The Company paid $8 million, $11 million and $9 million of dividends on the preferred stock in 2001, 2000 and 1999, respectively.

During 1998 the Company acquired NL Holding and entered into employment agreements with key individuals of NL Holding. The Company paid $5 million in 2001, made no payments in 2000 and paid $3 million in 1999 under these agreements, which expired in 2001.

Commissions earned by NES from sales of New England Funds ("NEF") shares, a subsidiary of MetLife through October 2000, were $12 million in 2000 and 1999, respectively. NES earned asset-based income of $10 million, and $11 million on average assets under management with NEF of approximately $3,500 million and $4,500 million in 2000 and 1999, respectively.

Stockholder dividends or other distributions proposed to be paid by NELICO must be approved by the Massachusetts Commissioner of Insurance if such dividends or distributions, together with other dividends or distributions made within the preceding 12 months, exceeds the greater of (1) 10% of NELICO's statutory surplus as regards policyholders as of the previous December 31, or (2) NELICO's statutory net gain from operations for the 12 month period ending the previous December 31.

New England Life Insurance Company
 Notes to Consolidated Financial Statements--(Continued)

Of the statutory profits earned by NELICO on participating policies and contracts, the portion which shall inure to the benefit of NELICO's stockholder shall not exceed the larger of (1) 10% of such statutory profits, or (2) fifty cents per year per thousand dollars of participating life insurance other than group term insurance in force at the end of the year.

13. Business Segment Information

The Company provides insurance and financial services to customers primarily in the United States. The Company's core businesses are divided into five segments:
Individual Life, Individual Annuity, Group Pension, Group Accident and Health, and Corporate. These segments are managed separately because either they provide different products and services, require different strategies, or have different technology requirements.

Individual Life sells primarily variable life as well as traditional life policies. Individual Annuity sells a variety of fixed annuity and variable annuity contracts. Group Pension sells a variety of group annuity and pension contracts to corporations and other institutions. Group Accident and Health provides group life, medical, and disability contracts to corporations and small businesses. Through its Corporate segment, the Company reports the operating results of subsidiaries as well as items that are not allocated to any of the business segments.

Set forth in the following tables is certain financial information with respect to the Company's operating segments for the years ended December 31, 2001, 2000 and 1999. The accounting policies of the segments are the same as those described in the summary of significant accounting policies. The Company evaluates the performance of each operating segment based on profit or loss from operations after income taxes. The Company does not allocate non-recurring items to the segments.

Allocation of net investment income and net investment gains (losses) were based on the amount of assets allocated to each segment. Other costs and operating costs were allocated to each of the segments based on: (i) a review of the nature of such costs, (ii) time studies analyzing the amount of employee compensation costs incurred by each segment, and (iii) cost estimates included in the Company's product pricing.



                                                                                             Corporate
At or for the year ended                    Individual   Individual    Group      Group         and
December 31, 2001                              Life       Annuity     Pension   Life, A&H   Subsidiaries   Total
------------------------                    ----------   ----------   -------   ---------   ------------   ------
                                                                    (Dollars in millions)
Premiums..................................    $   73       $    1     $   --       $42         $    1      $  117
Universal life and investment-type product
  policy fees.............................       247           30         10        --             64         351
Net investment income.....................        (6)           3          3         1             43          44
Other revenues............................         6            3          4        10            198         221
Net investment gains (losses).............         2           --         --        --             (3)         (1)
Policyholder benefits and claims..........        69            2         (2)       32              3         104
Interest credited to policyholder.........        18            3          3        --             --          24
Policyholders' Dividends..................         3           --         --        --             --           3
Other Expenses............................       160           32          7        13            271         483
Income (loss) before provision for income
  taxes...................................        72           --          9         8             29         118
Provision (benefit) for income taxes......        24           --          3         3             12          42
Net income (loss).........................        48           --          6         5             17          76
Total assets..............................     3,704        2,047      1,252        48          1,001       8,052
Deferred policy acquisition costs.........     1,062          101         11         5              6       1,185
Separate account assets...................     2,709        1,834      1,182        --             --       5,725
Policyholder liabilities..................       894          182         47        42             39       1,204
Separate account liabilities..............     2,709        1,834      1,182        --             --       5,725


New England Life Insurance Company
 Notes to Consolidated Financial Statements--(Continued)



                                                                                             Corporate
At or for the year ended                    Individual   Individual    Group      Group         and
December 31, 2000                              Life       Annuity     Pension   Life, A&H   Subsidiaries   Total
------------------------                    ----------   ----------   -------   ---------   ------------   ------
                                                                    (Dollars in millions)
Premiums..................................    $   70       $   --      $ --       $ 36          $ 19       $  125
Universal life and investment-type product
  policy fees.............................       210           25         7         --            30          272
Net investment income.....................       (13)          (1)        1         --            76           63
Other revenues............................        11           10         7          8           247          283
Net investment gains (losses).............        35            2        (2)        --           (63)         (28)
Policyholder benefits and claims..........        83            6        --         31            30          150
Interest credited to policyholder.........        13            2         3         --             2           20
Policyholders' Dividends..................         3           --        --         --            15           18
Other Expenses............................       153           33         8         13           283          490
Income (loss) before provision for income
  taxes...................................        61           (5)        2         --           (21)          37
Provision (benefit) for income taxes......         9           (3)        2         --            17           25
Net income (loss).........................        52           (2)       --         --           (38)          12
Total assets..............................     3,634        1,788       773        406           962        7,563
Deferred policy acquisition costs.........       915           83        11         12            --        1,021
Separate account assets...................     2,879        1,704       726        342            --        5,651
Policyholder liabilities..................       676           70        38         58            11          853
Separate account liabilities..............     2,879        1,704       726        342            --        5,651




                                                                                             Corporate
At or for the year ended                    Individual   Individual    Group      Group         and
December 31, 1999                              Life       Annuity     Pension   Life, A&H   Subsidiaries   Total
------------------------                    ----------   ----------   -------   ---------   ------------   ------
                                                                    (Dollars in millions)


Premiums..................................    $   63       $   --      $ --       $ 29         $   32      $  124
Universal life and investment-type product
  policy fees.............................       198           17         4         --             22         241
Net investment income.....................       (31)          --        --         --             99          68
Other revenues............................        23            7         3         34            148         215
Net investment gains (losses).............        --           --        --         --              3           3
Policyholder benefits and claims..........       125            5        --         24             39         193
Interest credited to policyholder.........         9            2         1         --             (1)         11
Policyholders' Dividends..................         2           --        --         --             19          21
Other Expenses............................       123           22         6         36            164         351
Income (loss) before provision for income
  taxes...................................        (6)          (5)       --          3             83          75
Provision (benefit) for income taxes......         1           (2)       --          1             29          29
Net income (loss).........................        (7)          (3)       --          2             54          46
Total assets..............................     3,276        1,441       569        266          1,579       7,131
Deferred policy acquisition costs.........       772           63        10          9             77         931
Separate account assets...................     2,705        1,399       518        218             --       4,840
Policyholder liabilities..................       536           44        45         44            518       1,187
Separate account liabilities..............     2,705        1,399       518        218             --       4,840


Revenues derived from any single customer do not exceed 10% of the total consolidated revenues for the years presented. Revenues were predominantly generated from United States activity. Activity from other geographic locations did not exceed 10% for any geographic location.